Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Banks (20.0%):
Altabancorp	21,515	$433
Atlantic Capital Bancshares, Inc.(a)	40,350	458
Bridge Bancorp, Inc.	17,535	306
Civista Bancshares, Inc.	32,200	403
Equity Bancshares, Inc., Class A(a)	22,500	349
Financial Institutions, Inc.	24,000	370
First Bancorp, Inc., Class A	3,300	69
First Bank/Hamilton NJ	33,300	206
First Foundation, Inc.	29,810	390
First Internet Bancorp	25,010	368
First Mid Bancshares, Inc.	19,550	488
FVCBankcorp, Inc.(a)(b)	24,000	240
German American Bancorp, Inc.	16,815	456
HarborOne Bancorp, Inc.	55,150	445
Heritage Commerce Corp.	66,465	442
Heritage Financial Corp.	13,890	255
Hometrust Bancshares, Inc.	28,615	389
Howard Bancorp, Inc.(a)	26,310	236
Independent Bank Corp.	32,600	410
Mercantile Bank Corp.	22,155	399
Origin Bancorp, Inc.	22,400	478
Peoples Bancorp, Inc.	23,570	450
QCR Holdings, Inc.	17,100	469
SmartFinancial, Inc.	30,735	418
Southern National Bancorp of Virginia, Inc.	45,000	391
The First Bancshares, Inc.	22,400	470
TriCo Bancshares	4,500	110
Univest Financial Corp.	33,200	477
Washington Trust Bancorp, Inc.	15,070	462
		10,837
Capital Markets (1.7%):
Cowen, Inc., Class A(b)	28,935	471
Diamond Hill Investment Group, Inc.	3,798	480
		951
Communication Services (2.0%):
Entravision Communications Corp., Class A	107,070	163
The E.W. Scripps Co., Class A	54,410	622
The Marcus Corp.	39,698	307
		1,092
Consumer Discretionary (16.2%):
BJ's Restaurants, Inc.	17,337	511

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Caleres, Inc.	41,859	$400
Century Communities, Inc.(a)	14,700	622
Chuy's Holdings, Inc.(a)	15,875	311
Dave & Buster's Entertainment, Inc.(b)	26,865	407
Funko, Inc., Class A(a)	29,243	169
Genesco, Inc.(a)	19,590	422
G-III Apparel Group Ltd.(a)	10,335	135
Guess?, Inc.	22,150	257
Hibbett Sports, Inc.(a)(b)	17,900	702
Lindblad Expeditions Holdings, Inc.(a)	30,450	259
M/I Homes, Inc.(a)	13,850	638
Malibu Boats, Inc., Class A(a)	8,627	428
MarineMax, Inc.(a)	10,344	266
Modine Manufacturing Co.(a)	73,000	456
Motorcar Parts of America, Inc.(a)(b)	30,925	481
OneWater Marine, Inc.(a)	10,618	218
Potbelly Corp.(a)	124,105	470
Shoe Carnival, Inc.(b)	14,100	473
Universal Electronics, Inc.(a)	9,210	348
Universal Technical Institute, Inc.(a)	38,770	197
Zumiez, Inc.(a)	22,650	630
		8,800
Consumer Finance (0.7%):
EZCORP, Inc., Class A(a)	77,900	392

Consumer Staples (0.1%):
Rite Aid Corp.(a)(b)	8,100	77

Energy (3.6%):
DHT Holdings, Inc.	48,640	251
Earthstone Energy, Inc., Class A(a)	83,995	218
International Seaways, Inc.	14,216	208
Matrix Service Co.(a)	35,080	294
Natural Gas Services Group, Inc.(a)	30,925	261
Newpark Resources, Inc.(a)	109,845	115
ProPetro Holding Corp.(a)	42,460	172
Solaris Oilfield Infrastructure, Inc., Class A	36,185	229
Tidewater, Inc.(a)	30,647	206
		1,954
Health Care (6.1%):
Community Health Systems, Inc.(a)	121,895	514
Hanger, Inc.(a)	27,505	435
Invacare Corp.(b)	75,500	568
Owens & Minor, Inc.	21,100	530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RadNet, Inc.(a)	37,165	$571
Surgalign Holdings, Inc.(a)	119,855	217
Surgery Partners, Inc.(a)	23,070	505
		3,340
Industrials (16.8%):
CIRCOR International, Inc.(a)	18,450	504
Columbus McKinnon Corp.	14,400	477
Covenant Logistics Group, Inc., Class A(a)	32,000	560
CRA International, Inc.	10,520	394
Ducommun, Inc.(a)	9,400	309
DXP Enterprise, Inc.(a)	24,100	389
Eagle Bulk Shipping, Inc.(a)(b)	24,856	407
Echo Global Logistics, Inc.(a)	27,440	707
Foundation Building Materials, Inc.(a)	28,800	452
Great Lakes Dredge & Dock Corp.(a)	55,000	523
Hawaiian Holdings, Inc.	22,800	294
Heidrick & Struggles International, Inc.	15,225	299
Heritage-Crystal Clean, Inc.(a)	21,921	293
Kelly Services, Inc., Class A	29,655	506
Maxar Technologies, Inc.(b)	27,500	686
MYR Group, Inc.(a)	7,200	268
NN, Inc.(a)(b)	80,800	417
Park-Ohio Holdings Corp.(b)	14,800	238
SP Plus Corp.(a)	22,431	402
Team, Inc.(a)	62,000	341
The Shyft Group, Inc.	22,155	418
VSE Corp.(b)	10,500	322
		9,206
Information Technology (12.8%):
ADTRAN, Inc.	28,000	287
Axcelis Technologies, Inc.(a)	14,305	315
Bel Fuse, Inc., Class B	18,365	196
Benchmark Electronics, Inc.	14,765	298
Cohu, Inc.	32,700	562
Conduent, Inc.(a)	64,605	205
CTS Corp.	22,250	490
Diebold Nixdorf, Inc.(a)(b)	56,300	430
Digi International, Inc.(a)	33,700	527
Harmonic, Inc.(a)	110,950	619
I3 Verticals, Inc., Class A(a)	10,555	267
Impinj, Inc.(a)(b)	16,250	428
Infinera Corp.(a)	41,540	256
Mitek Systems, Inc.(a)	32,400	413
MobileIron, Inc.(a)	80,500	564

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MTS Systems Corp.	12,100	$231
Photronics, Inc.(a)	32,760	326
Veeco Instruments, Inc.(a)	21,300	249
Vishay Precision Group, Inc.(a)	13,200	334
		6,997
Insurance (0.9%):
HCI Group, Inc.	2,300	113
Heritage Insurance Holdings, Inc.	37,385	379
		492
Materials (4.2%):
Haynes International, Inc.	21,460	367
Koppers Holdings, Inc.(a)	18,555	388
Kraton Corp.(a)	22,000	392
Schnitzer Steel Industries, Inc.	27,100	521
SunCoke Energy, Inc.	110,765	379
Verso Corp., Class A	36,925	291
		2,338
Mortgage Real Estate Investment Trusts (1.0%):
Dynex Capital, Inc.(b)	26,120	397
Western Asset Mortgage Capital Corp.(b)	64,725	132
		529
Real Estate (7.2%):
Bluerock Residential Growth REIT, Inc.	45,870	348
CatchMark Timber Trust, Inc., Class A	48,540	433
Cedar Realty Trust, Inc.	138,445	112
City Office REIT, Inc.	58,200	438
Community Healthcare Trust, Inc.	3,000	140
Global Medical REIT, Inc.	37,300	504
NETSTREIT Corp.	21,259	388
NexPoint Residential Trust, Inc.	10,500	466
Plymouth Industrial REIT, Inc.	30,970	382
UMH Properties, Inc.	25,295	342
Urstadt Biddle Properties, Inc., Class A	34,000	313
		3,866
Thrifts & Mortgage Finance (5.6%):
Bridgewater Bancshares, Inc.(a)	42,750	406
Home Bancorp, Inc.	11,000	266
HomeStreet, Inc.	22,995	592
Meridian Bancorp, Inc.	38,955	403
PCSB Financial Corp.	38,000	459
Premier Financial Corp.	41,450	645

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Provident Financial Services, Inc.	20,595	$251
		3,022

Total Common Stocks (Cost $63,003)		53,893

Collateral for Securities Loaned^ (8.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	106,024	106
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,657,244	1,657
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	737,289	737
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	421,898	422
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,896,934	1,897
Total Collateral for Securities Loaned (Cost $4,819)		4,819
Total Investments (Cost $67,822) — 107.7%		58,712
Liabilities in excess of other assets — (7.7)%		(4,194)
NET ASSETS - 100.00%		$54,518

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (1.7%):
Cinemark Holdings, Inc.	53,133	$531
Nexstar Media Group, Inc., Class A	14,977	1,347
Take-Two Interactive Software, Inc.(a)	5,316	879
		2,757
Consumer Discretionary (13.1%):
Aptiv PLC	9,526	873
Aramark	23,600	624
AutoZone, Inc.(a)	881	1,038
Best Buy Co., Inc.	8,751	974
Brunswick Corp.	20,325	1,197
Caesars Entertainment, Inc.(a)	18,438	1,034
Columbia Sportswear Co.	12,000	1,044
D.R. Horton, Inc.	18,990	1,436
Darden Restaurants, Inc.	16,500	1,662
Dick's Sporting Goods, Inc.(b)	12,660	733
Hilton Worldwide Holdings, Inc.	10,520	898
Newell Brands, Inc.	68,809	1,181
Norwegian Cruise Line Holdings Ltd.(a)(b)	50,961	872
Penske Automotive Group, Inc.	22,305	1,062
PulteGroup, Inc.	27,485	1,272
Ralph Lauren Corp.	18,683	1,269
Tapestry, Inc.	49,170	769
The Gap, Inc.	33,950	578
Visteon Corp.(a)	15,920	1,102
W.W. International, Inc.(a)	36,914	697
Wyndham Destinations, Inc.	37,037	1,139
		21,454
Consumer Staples (4.2%):
Kellogg Co.	14,782	955
Lamb Weston Holdings, Inc.(b)	16,055	1,064
Performance Food Group Co.(a)	31,250	1,082
Post Holdings, Inc.(a)	10,841	932
The Kroger Co.	44,537	1,510
Tyson Foods, Inc., Class A	21,816	1,298
		6,841
Energy (3.5%):
Cabot Oil & Gas Corp.	45,131	783
Devon Energy Corp.	76,430	723
Diamondback Energy, Inc.	26,254	791
EOG Resources, Inc.	18,278	657
Hess Corp.	21,495	880
Pioneer Natural Resources Co.	14,177	1,219

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Schlumberger Ltd.	37,300	$580
		5,633
Financials (16.1%):
Ally Financial, Inc.	47,520	1,191
Arch Capital Group Ltd.(a)	27,156	794
Arthur J. Gallagher & Co.	20,392	2,154
Assurant, Inc.	12,019	1,458
Blackstone Mortgage Trust, Inc., Class A	33,945	746
Capital One Financial Corp.	18,525	1,332
Cincinnati Financial Corp.	12,651	986
CIT Group, Inc.	47,560	842
Everest Re Group Ltd.	6,982	1,379
Fidelity National Financial, Inc.	36,665	1,148
Invesco Ltd.(b)	61,700	704
Lincoln National Corp.	25,993	814
LPL Financial Holdings, Inc.	16,765	1,285
M&T Bank Corp.	14,050	1,294
Northern Trust Corp.	25,245	1,969
Regions Financial Corp.	170,198	1,963
State Street Corp.	17,900	1,062
Sterling Bancorp	66,569	700
Voya Financial, Inc.	40,886	1,960
W.R. Berkley Corp.	27,855	1,703
Western Alliance Bancorp	28,454	900
		26,384
Health Care (7.3%):
Alexion Pharmaceuticals, Inc.(a)	9,391	1,075
Encompass Health Corp.	24,561	1,596
Hill-Rom Holdings, Inc.	11,177	933
Jazz Pharmaceuticals PLC(a)	6,898	984
Laboratory Corp. of America Holdings(a)	12,733	2,398
McKesson Corp.	9,182	1,367
Perrigo Co. PLC	32,758	1,504
Zimmer Biomet Holdings, Inc.	15,141	2,062
		11,919
Industrials (19.0%):
Barnes Group, Inc.	15,700	561
Beacon Roofing Supply, Inc.(a)	42,503	1,321
Carlisle Cos., Inc.	8,010	980
Colfax Corp.(a)	38,021	1,192
Cummins, Inc.	8,077	1,706
Delta Air Lines, Inc.	30,095	920
Fortune Brands Home & Security, Inc.	13,207	1,143
ITT, Inc.	25,054	1,479

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
J.B. Hunt Transport Services, Inc.	6,915	$874
Kansas City Southern	6,460	1,168
Knight-Swift Transportation Holdings, Inc.	29,770	1,212
ManpowerGroup, Inc.	18,554	1,361
Old Dominion Freight Line, Inc.	6,411	1,160
Oshkosh Corp.	19,146	1,407
Owens Corning, Inc.	25,325	1,743
Parker-Hannifin Corp.	8,525	1,725
Quanta Services, Inc.	30,425	1,608
Republic Services, Inc.	18,520	1,729
Sensata Technologies Holding PLC(a)	39,387	1,699
Southwest Airlines Co.	30,050	1,127
Stanley Black & Decker, Inc.	11,400	1,849
Trane Technologies PLC	15,937	1,932
Westinghouse Air Brake Technologies Corp.	21,648	1,340
		31,236
Information Technology (10.6%):
Amphenol Corp., Class A	9,551	1,034
Arrow Electronics, Inc.(a)	19,668	1,547
CACI International, Inc., Class A(a)	5,350	1,140
Corning, Inc.	43,160	1,399
Flex Ltd.(a)	127,509	1,420
Jabil, Inc.	41,564	1,424
Juniper Networks, Inc.	52,653	1,132
Microchip Technology, Inc.	14,508	1,491
MKS Instruments, Inc.	11,764	1,285
NCR Corp.(a)	46,075	1,020
Nuance Communications, Inc.(a)	45,829	1,521
ON Semiconductor Corp.(a)	86,919	1,885
Skyworks Solutions, Inc.	7,741	1,126
		17,424
Materials (7.1%):
Arconic Corp.(a)	34,764	662
FMC Corp.	11,194	1,186
Freeport-McMoRan, Inc.	95,931	1,501
Huntsman Corp.	68,581	1,523
PPG Industries, Inc.	15,389	1,879
Reliance Steel & Aluminum Co.	10,353	1,056
Steel Dynamics, Inc.	44,593	1,277
The Mosaic Co.	58,840	1,075
Westlake Chemical Corp.(b)	25,059	1,584
		11,743
Real Estate (9.4%):
Americold Realty Trust	26,591	951

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apartment Investment & Management Co.	45,501	$1,534
Camden Property Trust	13,679	1,217
Duke Realty Corp.	48,062	1,773
Essex Property Trust, Inc.	5,837	1,172
Healthpeak Properties, Inc.	63,468	1,723
Host Hotels & Resorts, Inc.	116,348	1,255
Medical Properties Trust, Inc.	88,604	1,562
Realty Income Corp.	25,452	1,546
STORE Capital Corp.	57,549	1,579
Weyerhaeuser Co.	44,388	1,266
		15,578
Utilities (7.7%):
CenterPoint Energy, Inc.	73,390	1,420
DTE Energy Co.	17,562	2,020
Edison International	22,211	1,129
Evergy, Inc.	27,653	1,406
Pinnacle West Capital Corp.	14,463	1,078
PNM Resources, Inc.(b)	32,067	1,325
PPL Corp.	41,737	1,136
UGI Corp.	34,443	1,136
Vistra Corp.	51,862	978
Xcel Energy, Inc.	13,755	949
		12,577
Total Common Stocks (Cost $157,670)		163,546

Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	61,157	62
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	955,942	956
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	425,287	425
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	243,362	243
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,094,201	1,094
Total Collateral for Securities Loaned (Cost $2,780)		2,780
Total Investments (Cost $160,450) — 101.4%		166,326
Liabilities in excess of other assets — (1.4)%		(2,271)
NET ASSETS - 100.00%		$164,055

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (2.3%):
Cinemark Holdings, Inc.(a)	593,800	$5,938
Gray Television, Inc.(b)	705,000	9,708
Lions Gate Entertainment Corp., Class B(b)	1,014,700	8,848
TEGNA, Inc.	566,300	6,654
The Marcus Corp.(a)	384,086	2,969
		34,117
Consumer Discretionary (15.1%):
American Eagle Outfitters, Inc.(a)	801,000	11,864
Asbury Automotive Group, Inc.(b)	96,300	9,384
Bed Bath & Beyond, Inc.(a)	254,000	3,805
Bloomin' Brands, Inc.(a)	749,000	11,437
Brinker International, Inc.	208,400	8,903
Brunswick Corp.	169,000	9,956
Caesars Entertainment, Inc.(a)(b)	211,100	11,834
Century Communities, Inc.(b)	335,100	14,185
Cooper Tire & Rubber Co.	163,000	5,167
Crocs, Inc.(b)	127,300	5,440
Dana, Inc.	544,600	6,710
Foot Locker, Inc.	206,900	6,834
G-III Apparel Group Ltd.(b)	297,127	3,895
Guess?, Inc.(a)	477,800	5,552
Jack in the Box, Inc.(a)	181,400	14,387
KB Home	129,000	4,952
Kohl's Corp.	333,400	6,178
Kontoor Brands, Inc.	388,300	9,397
Marriott Vacations Worldwide Corp.(a)	109,400	9,935
Sally Beauty Holdings, Inc.(a)(b)	396,000	3,441
Shoe Carnival, Inc.(a)	178,000	5,977
Tapestry, Inc.	436,100	6,816
The Cheesecake Factory, Inc.(a)	268,000	7,434
TRI Pointe Group, Inc.(a)(b)	661,000	11,991
Visteon Corp.(b)	82,700	5,724
W.W. International, Inc.(b)	361,000	6,812
Wolverine World Wide, Inc.	408,300	10,550
		218,560
Consumer Staples (2.9%):
BJ's Wholesale Club Holdings, Inc.(b)	198,000	8,227
Performance Food Group Co.(b)	382,900	13,256
Sanderson Farms, Inc.(a)	89,000	10,499
The Simply Good Foods Co.(b)	423,000	9,327
		41,309
Energy (3.5%):
Arch Resources, Inc.(b)	155,000	6,584

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cimarex Energy Co.	178,200	$4,336
Devon Energy Corp.	1,098,800	10,394
EQT Corp.	561,000	7,254
Ovintiv, Inc.(a)	752,800	6,143
PDC Energy, Inc.(b)	787,500	9,761
ProPetro Holding Corp.(b)	1,270,000	5,156
		49,628
Financials (23.5%):
American Equity Investment Life Holding Co.	346,000	7,609
Ameris Bancorp	450,000	10,251
Banc of California, Inc.	569,300	5,761
BancorpSouth Bank	575,000	11,144
Banner Corp.	298,000	9,613
Blackstone Mortgage Trust, Inc., Class A	498,600	10,953
Cathay General Bancorp	440,000	9,539
CIT Group, Inc.	761,500	13,487
Essent Group Ltd.	119,400	4,419
First Bancorp, Inc., Class A	202,000	4,228
First Merchants Corp.	430,200	9,963
Hancock Whitney Corp.	619,803	11,659
Heritage Financial Corp.	316,000	5,811
Invesco Ltd.(a)	560,000	6,390
Investors Bancorp, Inc.	923,600	6,705
James River Group Holdings Ltd.	196,500	8,750
Kemper Corp.	128,600	8,594
Kinsale Capital Group, Inc.	57,700	10,973
Ladder Capital Corp.	1,156,000	8,231
MGIC Investment Corp.	1,330,000	11,784
PacWest Bancorp	482,000	8,233
People's United Financial, Inc.	751,300	7,746
Piper Sandler Cos.	144,000	10,512
Primerica, Inc.	73,500	8,316
Renasant Corp.	464,200	10,547
RLI Corp.	122,000	10,215
Starwood Property Trust, Inc.	417,000	6,293
Sterling Bancorp	820,000	8,626
Stewart Information Services Corp.	243,000	10,626
Stifel Financial Corp.	318,000	16,078
The Hanover Insurance Group, Inc.	106,800	9,952
United Bankshares, Inc.(a)	275,000	5,904
United Community Banks, Inc.	624,000	10,564
Veritex Holdings, Inc.	667,000	11,359
Washington Federal, Inc.	255,700	5,334
WesBanco, Inc.	463,000	9,890

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Western Alliance Bancorp	450,000	$14,230
		340,289
Health Care (3.7%):
CONMED Corp.	97,300	7,655
Magellan Health, Inc.(b)	205,300	15,557
Patterson Cos., Inc.	271,500	6,545
Select Medical Holdings Corp.(b)	610,000	12,700
Supernus Pharmaceuticals, Inc.(b)	270,300	5,633
Tenet Healthcare Corp.(b)	200,200	4,907
		52,997
Industrials (18.9%):
AAR Corp.	338,800	6,369
Aerojet Rocketdyne Holdings, Inc.(b)	238,000	9,495
Altra Industrial Motion Corp.	340,000	12,570
AZZ, Inc.	348,000	11,874
Barnes Group, Inc.	282,700	10,104
Beacon Roofing Supply, Inc.(b)	439,000	13,639
Builders FirstSource, Inc.(b)	258,500	8,432
Clean Harbors, Inc.(b)	177,400	9,940
Colfax Corp.(a)(b)	301,800	9,464
Crane Co.	153,600	7,700
Ducommun, Inc.(b)	132,000	4,345
EMCOR Group, Inc.	204,000	13,813
EnPro Industries, Inc.	146,500	8,264
GMS, Inc.(b)	232,200	5,596
HNI Corp.	174,000	5,460
Hub Group, Inc., Class A(b)	176,400	8,854
ITT, Inc.	28,100	1,659
Kennametal, Inc.	398,000	11,518
Korn Ferry	373,300	10,826
ManpowerGroup, Inc.	65,600	4,810
Meritor, Inc.(b)	608,006	12,731
MRC Global, Inc.(b)	1,424,200	6,096
Ryder System, Inc.	200,000	8,448
Saia, Inc.(b)	109,300	13,787
SkyWest, Inc.	223,585	6,676
Spirit Airlines, Inc.(a)(b)	271,400	4,370
Terex Corp.	519,000	10,048
Trinity Industries, Inc.(a)	269,673	5,259
Tutor Perini Corp.(b)	767,000	8,537
Wabash National Corp.(a)	478,500	5,723
Werner Enterprises, Inc.	291,300	12,232
WESCO International, Inc.(b)	78,500	3,456
		272,095

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (9.5%):
ADTRAN, Inc.	442,000	$4,533
Avnet, Inc.	134,000	3,463
Belden, Inc.	231,500	7,204
Cohu, Inc.(a)	575,300	9,884
Conduent, Inc.(b)	1,910,000	6,074
CTS Corp.(a)	362,500	7,986
Diebold Nixdorf, Inc.(a)(b)	1,310,000	10,008
Diodes, Inc.(b)	229,000	12,926
FormFactor, Inc.(b)	273,000	6,806
Infinera Corp.(a)(b)	1,670,000	10,287
KBR, Inc.	264,200	5,908
Perspecta, Inc.	480,000	9,335
Plexus Corp.(b)	105,000	7,416
Synaptics, Inc.(b)	56,300	4,528
TTM Technologies, Inc.(a)(b)	971,100	11,080
Verint Systems, Inc.(a)(b)	210,000	10,118
Viavi Solutions, Inc.(a)(b)	754,500	8,850
		136,406
Materials (5.8%):
Alcoa Corp.(b)	845,000	9,827
Arconic Corp.(b)	324,000	6,172
Avient Corp.	429,000	11,351
Boise Cascade Co.	171,000	6,826
Cleveland-Cliffs, Inc.(a)	1,141,100	7,326
Coeur Mining, Inc.(a)(b)	958,000	7,070
Forterra, Inc.(b)	637,000	7,529
Kraton Corp.(b)	550,000	9,801
O-I Glass, Inc.	920,000	9,743
Olin Corp.	654,200	8,099
		83,744
Real Estate (9.1%):
Alexander & Baldwin, Inc.	746,000	8,363
CareTrust REIT, Inc.	576,500	10,259
City Office REIT, Inc.	714,400	5,372
DiamondRock Hospitality Co.	1,738,978	8,817
Essential Properties Realty Trust, Inc.(a)	695,600	12,743
Kite Realty Group Trust	700,300	8,109
Lexington Realty Trust	1,288,000	13,460
Mack Cali Realty Corp.	838,300	10,579
Physicians Realty Trust	767,000	13,737
SITE Centers Corp.	1,470,400	10,587
STAG Industrial, Inc.	489,000	14,910
Summit Hotel Properties, Inc.	1,176,000	6,092

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sunstone Hotel Investors, Inc.	921,400	$7,316
		130,344
Utilities (4.5%):
ALLETE, Inc.	160,000	8,278
Black Hills Corp.	185,500	9,923
New Jersey Resources Corp.(a)	240,000	6,485
NorthWestern Corp.	174,000	8,463
ONE Gas, Inc.	82,500	5,693
PNM Resources, Inc.	342,900	14,172
Portland General Electric Co.	135,000	4,793
Spire, Inc.	125,900	6,698
		64,505
Total Common Stocks (Cost $1,465,477)		1,423,994

Collateral for Securities Loaned^ (5.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	1,655,844	1,655
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	25,882,229	25,882
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	11,514,702	11,515
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	6,589,042	6,589
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	29,625,619	29,626
Total Collateral for Securities Loaned (Cost $75,267)		75,267
Total Investments (Cost $1,540,744) — 104.0%		1,499,261
Liabilities in excess of other assets — (4.0)%		(57,290)
NET ASSETS - 100.00%		$1,441,971

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2020.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (2.4%):
Cinemark Holdings, Inc.	44,301	$443
Lions Gate Entertainment Corp., Class B(a)	83,947	732
Nexstar Media Group, Inc., Class A	11,212	1,008
TEGNA, Inc.(b)	51,050	600
		2,783
Consumer Discretionary (14.2%):
American Eagle Outfitters, Inc.(b)	57,800	856
Aramark	17,000	450
Asbury Automotive Group, Inc.(a)	5,958	581
Bed Bath & Beyond, Inc.(b)	20,358	305
Brunswick Corp.	17,658	1,040
Caesars Entertainment, Inc.(a)	13,604	763
Crocs, Inc.(a)	10,050	429
Darden Restaurants, Inc.	8,800	887
Dick's Sporting Goods, Inc.	4,090	237
Foot Locker, Inc.	16,000	528
Jack in the Box, Inc.	11,492	910
KB Home	6,766	260
Kohl's Corp.	28,800	534
Kontoor Brands, Inc.	23,270	563
Lear Corp.	4,890	533
Newell Brands, Inc.	55,650	955
Norwegian Cruise Line Holdings Ltd.(a)(b)	36,830	630
PulteGroup, Inc.	26,011	1,204
Ralph Lauren Corp.	14,199	966
Tapestry, Inc.	34,999	547
TRI Pointe Group, Inc.(a)	37,830	686
Visteon Corp.(a)	7,582	525
W.W. International, Inc.(a)	27,132	512
Wolverine World Wide, Inc.	32,784	847
Wyndham Destinations, Inc.	28,611	880
		16,628
Consumer Staples (3.7%):
BJ's Wholesale Club Holdings, Inc.(a)	15,556	646
Grocery Outlet Holding Corp.(a)	20,778	817
Lamb Weston Holdings, Inc.(b)	16,355	1,084
Performance Food Group Co.(a)	26,256	909
Post Holdings, Inc.(a)	10,794	928
		4,384
Energy (3.3%):
Arch Resources, Inc.(a)	12,292	522
Devon Energy Corp.	86,543	820
Diamondback Energy, Inc.	19,470	586

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
EQT Corp.	55,403	$716
Parsley Energy, Inc., Class A	72,829	682
PDC Energy, Inc.(a)	40,539	502
		3,828
Financials (20.8%):
AGNC Investment Corp.	85,586	1,191
Ally Financial, Inc.	38,279	960
Arch Capital Group Ltd.(a)	17,144	501
Assurant, Inc.	10,209	1,238
Blackstone Mortgage Trust, Inc., Class A(b)	26,866	590
Brown & Brown, Inc.	14,201	643
CIT Group, Inc.	51,279	908
Discover Financial Services	19,665	1,136
East West Bancorp, Inc.	29,810	976
Everest Re Group Ltd.	3,537	699
First American Financial Corp.	18,639	949
Hancock Whitney Corp.	48,601	914
Invesco Ltd.(b)	44,500	508
Investors Bancorp, Inc.	51,928	377
Kinsale Capital Group, Inc.	4,531	862
Lincoln National Corp.	11,974	375
LPL Financial Holdings, Inc.	12,023	922
MGIC Investment Corp.	91,087	807
PacWest Bancorp	37,291	637
People's United Financial, Inc.	80,125	826
Primerica, Inc.	8,485	960
Reinsurance Group of America, Inc.	8,582	817
Sterling Bancorp	73,529	774
Stifel Financial Corp.	18,807	951
The Hanover Insurance Group, Inc.	9,238	861
Umpqua Holdings Corp.	90,431	960
Voya Financial, Inc.(b)	23,868	1,144
WesBanco, Inc.	34,078	728
Western Alliance Bancorp	33,475	1,059
		24,273
Health Care (4.8%):
Encompass Health Corp.	16,402	1,066
Hill-Rom Holdings, Inc.	8,745	730
Jazz Pharmaceuticals PLC(a)	6,420	915
Magellan Health, Inc.(a)	13,857	1,050
Perrigo Co. PLC	19,514	896
Select Medical Holdings Corp.(a)	47,416	987
		5,644

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (18.7%):
Aerojet Rocketdyne Holdings, Inc.(a)	12,816	$511
Alaska Air Group, Inc.	12,292	450
Altra Industrial Motion Corp.	23,217	858
Barnes Group, Inc.	22,323	798
Beacon Roofing Supply, Inc.(a)	32,400	1,007
Builders FirstSource, Inc.(a)	23,071	753
Carlisle Cos., Inc.	7,322	896
Clean Harbors, Inc.(a)	14,140	792
Colfax Corp.(a)	23,616	741
Crane Co.	12,125	608
EMCOR Group, Inc.	15,975	1,081
EnPro Industries, Inc.	11,697	660
Flowserve Corp.	12,070	329
Fortune Brands Home & Security, Inc.	9,903	856
ITT, Inc.	17,345	1,025
Knight-Swift Transportation Holdings, Inc.(b)	26,345	1,072
Korn Ferry(b)	23,625	685
ManpowerGroup, Inc.	11,735	861
Meritor, Inc.(a)	44,052	922
Oshkosh Corp.	11,841	870
Quanta Services, Inc.	16,544	875
Ryder System, Inc.	13,415	567
Saia, Inc.(a)	8,120	1,024
Sensata Technologies Holding PLC(a)	27,223	1,174
SkyWest, Inc.	17,900	535
Trinity Industries, Inc.	21,520	420
Tutor Perini Corp.(a)	52,741	587
Westinghouse Air Brake Technologies Corp.	14,659	907
		21,864
Information Technology (11.0%):
Arrow Electronics, Inc.(a)	14,960	1,176
Belden, Inc.	20,473	637
Conduent, Inc.(a)	145,233	462
Diodes, Inc.(a)	16,005	903
Euronet Worldwide, Inc.(a)	7,735	705
Flex Ltd.(a)	96,435	1,074
Infinera Corp.(a)(b)	94,785	584
Jabil, Inc.	21,498	737
MKS Instruments, Inc.	8,939	976
NCR Corp.(a)	33,410	740
Nuance Communications, Inc.(a)	33,103	1,099
ON Semiconductor Corp.(a)	78,000	1,693
Perspecta, Inc.	24,853	483
Verint Systems, Inc.(a)	18,948	913

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc.(a)(b)	60,994	$715
		12,897
Materials (6.9%):
Alcoa Corp.(a)	68,107	792
Arconic Corp.(a)	24,966	476
Boise Cascade Co.	13,484	538
Coeur Mining, Inc.(a)	81,790	604
Huntsman Corp.	44,801	995
Kraton Corp.(a)	33,667	600
O-I Glass, Inc.	64,614	684
Olin Corp.	52,991	656
Steel Dynamics, Inc.	31,330	896
The Mosaic Co.	42,000	767
Westlake Chemical Corp.	16,122	1,020
		8,028
Real Estate (10.3%):
Americold Realty Trust	26,206	937
Apartment Investment & Management Co.	35,200	1,187
Camden Property Trust	12,113	1,078
DiamondRock Hospitality Co.	137,100	695
EPR Properties	13,219	364
First Industrial Realty Trust, Inc.	23,450	933
Gaming and Leisure Properties, Inc.	17,609	650
Highwoods Properties, Inc.	39,450	1,324
Mack Cali Realty Corp.	49,000	618
Medical Properties Trust, Inc.	78,200	1,379
SITE Centers Corp.	119,617	861
STORE Capital Corp.	46,500	1,275
VICI Properties, Inc.	39,519	924
		12,225
Utilities (3.7%):
ALLETE, Inc.	11,453	593
Black Hills Corp.	10,370	555
Pinnacle West Capital Corp.	11,643	868
PNM Resources, Inc.	19,994	826
UGI Corp.	27,197	897
Vistra Corp.	25,640	484
		4,223
Total Common Stocks (Cost $120,594)		116,777

Collateral for Securities Loaned^ (4.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	106,054	107

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,657,711	$1,658
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	737,496	737
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	422,016	422
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,897,468	1,897
Total Collateral for Securities Loaned (Cost $4,821)		4,821
Total Investments (Cost $125,415) — 103.9%		121,598
Liabilities in excess of other assets — (3.9)%		(4,509)
NET ASSETS - 100.00%		$117,089

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Communication Services (10.4%):
Alphabet, Inc., Class A(a)	9,793	$14,354
Charter Communications, Inc., Class A(a)	6,200	3,871
Comcast Corp., Class A	52,250	2,417
Facebook, Inc., Class A(a)	24,900	6,521
Nexstar Media Group, Inc., Class A	56,700	5,099
T-Mobile U.S., Inc.(a)	32,800	3,751
Zynga, Inc., Class A(a)	243,100	2,217
		38,230
Communications Equipment (1.2%):
Lumentum Holdings, Inc.(a)	58,200	4,373

Consumer Discretionary (17.4%):
Amazon.com, Inc.(a)	4,810	15,145
Asbury Automotive Group, Inc.(a)	37,700	3,674
Boyd Gaming Corp.	179,500	5,509
D.R. Horton, Inc.	59,600	4,507
Dollar General Corp.	28,920	6,062
Group 1 Automotive, Inc.	42,700	3,774
LGI Homes, Inc.(a)(b)	29,200	3,392
Lowe's Cos., Inc.	24,400	4,047
Meritage Homes Corp.(a)	34,700	3,831
Target Corp.	19,700	3,101
TopBuild Corp.(a)(b)	19,000	3,243
Tractor Supply Co.	17,500	2,508
Williams-Sonoma, Inc.(b)	58,500	5,291
		64,084
Consumer Staples (6.4%):
Monster Beverage Corp.(a)	46,100	3,697
PepsiCo, Inc.	36,000	4,990
Philip Morris International, Inc.	44,300	3,322
The Kroger Co.	124,800	4,232
The Procter & Gamble Co.	28,500	3,961
Walmart, Inc.	22,300	3,120
		23,322
Energy (1.1%):
Chevron Corp.	18,710	1,347
Phillips 66	27,375	1,419
Valero Energy Corp.	32,600	1,412
		4,178
Financials (7.1%):
Ameriprise Financial, Inc.	31,000	4,777
Flagstar Bancorp, Inc.	104,700	3,102
JPMorgan Chase & Co.	51,800	4,986

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley	68,400	$3,307
Primerica, Inc.	42,400	4,797
T. Rowe Price Group, Inc.	27,000	3,462
Western Alliance Bancorp	63,900	2,021
		26,452
Health Care (17.0%):
AbbVie, Inc.	76,650	6,713
Amgen, Inc.	12,900	3,279
Bristol-Myers Squibb Co.	115,300	6,951
Charles River Laboratories International, Inc.(a)	20,100	4,551
Cigna Corp.	22,900	3,879
Hologic, Inc.(a)	56,400	3,749
ICON PLC(a)	25,400	4,854
Medtronic PLC	14,900	1,548
Merck & Co., Inc.	70,700	5,865
Pfizer, Inc.	93,700	3,439
Regeneron Pharmaceuticals, Inc.(a)	5,800	3,247
Stryker Corp.	20,000	4,168
Thermo Fisher Scientific, Inc.	5,100	2,252
UnitedHealth Group, Inc.	26,125	8,145
		62,640
Industrials (8.2%):
Federal Signal Corp.	109,100	3,191
Kansas City Southern	31,200	5,642
L3Harris Technologies, Inc.	20,600	3,499
Lockheed Martin Corp.	11,400	4,369
Masco Corp.	37,800	2,084
Old Dominion Freight Line, Inc.	19,900	3,600
UFP Industries, Inc.	73,700	4,165
XPO Logistics, Inc.(a)	43,800	3,708
		30,258
IT Services (6.3%):
Akamai Technologies, Inc.(a)	48,300	5,339
Booz Allen Hamilton Holdings Corp.	60,000	4,979
EPAM Systems, Inc.(a)	12,400	4,009
Fiserv, Inc.(a)	43,300	4,462
Mastercard, Inc., Class A	6,700	2,266
Visa, Inc., Class A	13,800	2,760
		23,815
Materials (2.7%):
Berry Global Group, Inc.(a)	96,900	4,682
Silgan Holdings, Inc.	140,300	5,159
		9,841

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
American Tower Corp.	11,800	$2,852

Semiconductors & Semiconductor Equipment (4.6%):
Advanced Micro Devices, Inc.(a)	37,100	3,042
Broadcom, Inc.	16,600	6,048
NVIDIA Corp.	14,800	8,010
		17,100
Software (8.2%):
Adobe, Inc.(a)	8,600	4,218
Cadence Design Systems, Inc.(a)	33,600	3,583
Microsoft Corp.	95,660	20,121
ServiceNow, Inc.(a)	5,800	2,813
		30,735
Technology Hardware, Storage & Peripherals (5.5%):
Apple, Inc.	174,280	20,183

Total Common Stocks (Cost $265,859)		358,063

Exchange-Traded Funds (2.0%)
iShares Russell 3000 ETF(b)	37,800	7,398
Total Exchange-Traded Funds (Cost $6,985)		7,398

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	103,668	103
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,620,425	1,620
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	720,908	721
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	412,524	413
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,854,789	1,855
Total Collateral for Securities Loaned (Cost $4,712)		4,712
Total Investments (Cost $277,556) — 100.2%		370,173
Liabilities in excess of other assets — (0.2)%		(711)
NET ASSETS - 100.00%		$369,462

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (10.6%):
Activision Blizzard, Inc.	6,193	$501
Alphabet, Inc., Class A(a)	2,411	3,534
Alphabet, Inc., Class C(a)	2,355	3,461
AT&T, Inc.	57,163	1,630
CenturyLink, Inc.	7,997	81
Charter Communications, Inc., Class A(a)	1,200	749
Comcast Corp., Class A	36,574	1,692
Discovery, Inc., Class A(a)(b)	1,285	28
Discovery, Inc., Class C(a)	2,484	49
DISH Network Corp., Class A(a)	1,979	57
Electronic Arts, Inc.(a)	2,317	302
Facebook, Inc., Class A(a)	19,289	5,052
Fox Corp., Class A	2,757	77
Fox Corp., Class B	1,257	35
Live Nation Entertainment, Inc.(a)	1,140	61
Netflix, Inc.(a)	3,538	1,769
News Corp., Class A	3,121	44
News Corp., Class B	977	14
Omnicom Group, Inc.	1,724	85
Take-Two Interactive Software, Inc.(a)	917	152
The Interpublic Group of Cos., Inc.	3,128	52
The Walt Disney Co.	14,498	1,799
T-Mobile U.S., Inc.(a)	4,667	534
Twitter, Inc.(a)	6,346	282
Verizon Communications, Inc.	33,199	1,974
ViacomCBS, Inc., Class B	4,523	127
		24,141
Communications Equipment (0.8%):
Arista Networks, Inc.(a)	439	91
Cisco Systems, Inc.	33,964	1,338
F5 Networks, Inc.(a)	491	60
Juniper Networks, Inc.	2,662	57
Motorola Solutions, Inc.	1,362	214
		1,760
Consumer Discretionary (11.4%):
Advance Auto Parts, Inc.	555	85
Amazon.com, Inc.(a)	3,416	10,756
Aptiv PLC	2,166	199
AutoZone, Inc.(a)	187	220
Best Buy Co., Inc.	1,848	206
Booking Holdings, Inc.(a)	329	563
BorgWarner, Inc.	1,663	64

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CarMax, Inc.(a)	1,308	$120
Carnival Corp.(b)	4,155	63
Chipotle Mexican Grill, Inc.(a)	224	279
D.R. Horton, Inc.	2,655	200
Darden Restaurants, Inc.	1,044	105
Dollar General Corp.	1,998	419
Dollar Tree, Inc.(a)	1,904	174
Domino's Pizza, Inc.	316	134
eBay, Inc.	5,334	278
Etsy, Inc.(a)	957	116
Expedia Group, Inc.	1,089	100
Ford Motor Co.	31,350	209
Garmin Ltd.	1,197	114
General Motors Co.	10,104	299
Genuine Parts Co.	1,157	110
Hanesbrands, Inc.	2,793	44
Hasbro, Inc.	1,022	85
Hilton Worldwide Holdings, Inc.	2,225	190
L Brands, Inc.	1,873	60
Las Vegas Sands Corp.(c)	2,635	123
Leggett & Platt, Inc.	1,062	44
Lennar Corp., Class A	2,203	180
LKQ Corp.(a)	2,246	62
Lowe's Cos., Inc.	6,063	1,006
Marriott International, Inc., Class A	2,134	198
McDonald's Corp.	5,970	1,310
MGM Resorts International	3,285	71
Mohawk Industries, Inc.(a)	480	47
Newell Brands, Inc.	3,030	52
NIKE, Inc., Class B	9,988	1,254
Norwegian Cruise Line Holdings Ltd.(a)	2,211	38
NVR, Inc.(a)	28	114
O'Reilly Automotive, Inc.(a)	594	274
PulteGroup, Inc.	2,152	100
PVH Corp.	569	34
Ralph Lauren Corp.	386	26
Ross Stores, Inc.	2,856	267
Royal Caribbean Cruises Ltd.(b)	1,429	92
Starbucks Corp.	9,379	806
Tapestry, Inc.	2,216	35
Target Corp.(c)	4,016	632
The Gap, Inc.	1,649	28
The Home Depot, Inc.	8,636	2,398
The TJX Cos., Inc.	9,620	535
Tiffany & Co.	867	100

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	932	$134
Ulta Beauty, Inc.(a)	452	101
Under Armour, Inc., Class A(a)	1,513	17
Under Armour, Inc., Class C(a)	1,560	15
VF Corp.	2,563	180
Whirlpool Corp.	500	92
Wynn Resorts Ltd.	779	56
Yum! Brands, Inc.	2,418	221
		25,834
Consumer Staples (7.0%):
Altria Group, Inc.	14,910	576
Archer-Daniels-Midland Co.	4,458	207
Brown-Forman Corp., Class B	1,464	110
Campbell Soup Co.	1,624	79
Church & Dwight Co., Inc.	1,984	186
Colgate-Palmolive Co.	6,879	531
Conagra Brands, Inc.	3,919	140
Constellation Brands, Inc., Class A	1,348	255
Costco Wholesale Corp.	3,542	1,257
General Mills, Inc.	4,901	302
Hormel Foods Corp.(b)	2,251	110
Kellogg Co.	2,036	132
Kimberly-Clark Corp.	2,736	404
Lamb Weston Holdings, Inc.	1,166	77
McCormick & Co., Inc.	994	193
Molson Coors Beverage Co., Class B	1,509	51
Mondelez International, Inc., Class A	11,459	658
Monster Beverage Corp.(a)	2,962	238
PepsiCo, Inc.	11,109	1,540
Philip Morris International, Inc.	12,494	937
Sysco Corp.	4,080	254
The Clorox Co.	1,013	213
The Coca-Cola Co.	31,016	1,531
The Estee Lauder Cos., Inc., Class A	1,810	395
The Hershey Co.	1,183	170
The J.M. Smucker Co.	915	106
The Kraft Heinz Co.	5,199	156
The Kroger Co.	6,241	212
The Procter & Gamble Co.	19,974	2,776
Tyson Foods, Inc., Class A	2,361	140
Walgreens Boots Alliance, Inc.	5,770	207
Walmart, Inc.	11,140	1,559
		15,702

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	2,394	$259
CDW Corp.	1,145	137
Corning, Inc.	6,105	198
FLIR Systems, Inc.	1,052	38
IPG Photonics Corp.(a)	286	49
Keysight Technologies, Inc.(a)	1,501	148
TE Connectivity Ltd.	2,648	259
Zebra Technologies Corp.(a)	428	108
		1,196
Energy (2.1%):
Apache Corp.	3,028	29
Baker Hughes Co.	5,266	70
Cabot Oil & Gas Corp.	3,198	56
Chevron Corp.	14,981	1,078
Concho Resources, Inc.	1,578	70
ConocoPhillips	8,605	282
Devon Energy Corp.	3,071	29
Diamondback Energy, Inc.	1,266	38
EOG Resources, Inc.	4,671	168
Exxon Mobil Corp.	33,923	1,164
Halliburton Co.	7,048	85
Hess Corp.	2,193	90
HollyFrontier Corp.	1,196	24
Kinder Morgan, Inc.	15,618	193
Marathon Oil Corp.	6,334	26
Marathon Petroleum Corp.	5,220	153
National Oilwell Varco, Inc.	3,115	28
Noble Energy, Inc.	3,888	33
Occidental Petroleum Corp.	6,716	67
ONEOK, Inc.	3,564	93
Phillips 66	3,504	182
Pioneer Natural Resources Co.	1,318	113
Schlumberger Ltd.	11,137	173
TechnipFMC PLC	3,389	21
The Williams Cos., Inc.	9,736	191
Valero Energy Corp.	3,271	142
		4,598
Financials (9.6%):
Aflac, Inc.	5,319	193
American Express Co.	5,232	525
American International Group, Inc.	6,911	190
Ameriprise Financial, Inc.	965	149

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aon PLC, Class A(b)	1,859	$383
Arthur J. Gallagher & Co.	1,536	162
Assurant, Inc.	479	58
Bank of America Corp.	61,170	1,474
Berkshire Hathaway, Inc., Class B(a)	15,903	3,386
BlackRock, Inc., Class A	1,138	641
Capital One Financial Corp.	3,664	263
Cboe Global Markets, Inc.	873	77
Chubb Ltd.	3,621	420
Cincinnati Financial Corp.	1,200	94
Citigroup, Inc.	16,703	720
Citizens Financial Group, Inc.	3,424	87
CME Group, Inc.	2,877	481
Comerica, Inc.	1,115	43
Discover Financial Services	2,458	142
E*TRADE Financial Corp.	1,774	89
Everest Re Group Ltd.	321	63
Fifth Third Bancorp	5,714	122
First Republic Bank	1,381	151
Franklin Resources, Inc.	2,146	44
Globe Life, Inc.	786	63
Huntington Bancshares, Inc.	8,162	75
Intercontinental Exchange, Inc.	4,503	451
Invesco Ltd.	3,021	34
JPMorgan Chase & Co.	24,451	2,354
KeyCorp	7,830	93
Lincoln National Corp.	1,457	46
Loews Corp.	1,912	66
M&T Bank Corp.	1,029	95
MarketAxess Holdings, Inc.	305	147
Marsh & McLennan Cos., Inc.	4,064	467
MetLife, Inc.	6,190	230
Moody's Corp.	1,295	375
Morgan Stanley	9,614	465
MSCI, Inc.	671	239
Nasdaq, Inc.	922	113
Northern Trust Corp.	1,670	130
People's United Financial, Inc.	3,408	35
Principal Financial Group, Inc.	2,048	82
Prudential Financial, Inc.	3,169	201
Raymond James Financial, Inc.	979	71
Regions Financial Corp.	7,703	89
S&P Global, Inc.	1,934	697
State Street Corp.	2,827	168
SVB Financial Group(a)	415	100

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Synchrony Financial	4,356	$114
T. Rowe Price Group, Inc.	1,821	233
The Allstate Corp.	2,506	236
The Bank of New York Mellon Corp.	6,539	225
The Charles Schwab Corp.	9,305	337
The Goldman Sachs Group, Inc.	2,760	555
The Hartford Financial Services Group, Inc.	2,874	106
The PNC Financial Services Group, Inc.	3,406	374
The Progressive Corp.	4,697	445
The Travelers Cos., Inc.	2,031	220
Truist Financial Corp.	10,812	411
U.S. Bancorp	10,998	394
Unum Group	1,633	27
W.R. Berkley Corp.	1,128	69
Wells Fargo & Co.	33,055	777
Willis Towers Watson PLC	1,034	216
Zions Bancorp NA	1,316	38
		21,620
Health Care (14.1%):
Abbott Laboratories	14,205	1,545
AbbVie, Inc.	14,159	1,240
ABIOMED, Inc.(a)	361	100
Agilent Technologies, Inc.	2,474	250
Alexion Pharmaceuticals, Inc.(a)	1,758	201
Align Technology, Inc.(a)	575	188
AmerisourceBergen Corp.	1,179	114
Amgen, Inc.	4,699	1,194
Anthem, Inc.	2,018	542
Baxter International, Inc.	4,061	327
Becton, Dickinson & Co.	2,326	541
Biogen, Inc.(a)	1,270	360
Bio-Rad Laboratories, Inc., Class A(a)	172	89
Boston Scientific Corp.(a)	11,478	439
Bristol-Myers Squibb Co.	18,083	1,090
Cardinal Health, Inc.	2,346	110
Catalent, Inc.(a)	1,317	113
Centene Corp.(a)	4,649	271
Cerner Corp.	2,450	177
Cigna Corp.	2,946	499
CVS Health Corp.	10,500	613
Danaher Corp.	5,065	1,091
DaVita, Inc.(a)	603	52
DENTSPLY SIRONA, Inc.	1,753	77
DexCom, Inc.(a)	768	317

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp.(a)	4,988	$398
Eli Lilly & Co.	6,369	943
Gilead Sciences, Inc.(c)	10,059	636
HCA Healthcare, Inc.	2,115	264
Henry Schein, Inc.(a)	1,145	67
Hologic, Inc.(a)	2,078	138
Humana, Inc.	1,061	439
IDEXX Laboratories, Inc.(a)	682	268
Illumina, Inc.(a)	1,171	362
Incyte Corp.(a)	1,491	134
Intuitive Surgical, Inc.(a)	939	666
IQVIA Holdings, Inc.(a)	1,535	242
Johnson & Johnson(c)	21,123	3,145
Laboratory Corp. of America Holdings(a)	781	147
McKesson Corp.	1,301	194	(d)
Medtronic PLC	10,785	1,121
Merck & Co., Inc.	20,292	1,683
Mettler-Toledo International, Inc.(a)	192	185
Mylan NV(a)	4,147	62
PerkinElmer, Inc.	897	113
Perrigo Co. PLC	1,095	50
Pfizer, Inc.	44,582	1,636
Quest Diagnostics, Inc.	1,078	123
Regeneron Pharmaceuticals, Inc.(a)	839	470
ResMed, Inc.	1,163	199
STERIS PLC	682	120
Stryker Corp.	2,622	546
Teleflex, Inc.	373	127
The Cooper Cos., Inc.	394	133
Thermo Fisher Scientific, Inc.	3,174	1,401
UnitedHealth Group, Inc.	7,624	2,377
Universal Health Services, Inc., Class B	623	67
Varian Medical Systems, Inc.(a)	731	126
Vertex Pharmaceuticals, Inc.(a)	2,090	569
Waters Corp.(a)	497	97
West Pharmaceutical Services, Inc.	592	163
Zimmer Biomet Holdings, Inc.	1,661	226
Zoetis, Inc.	3,812	630
		31,807
Industrials (8.1%):
3M Co.	4,621	740
Alaska Air Group, Inc.	992	36
Allegion PLC	740	73
American Airlines Group, Inc.(b)	4,080	50
AMETEK, Inc.	1,842	183

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AO Smith Corp.	1,086	$57
C.H. Robinson Worldwide, Inc.	1,082	111
Carrier Global Corp.	6,532	199
Caterpillar, Inc.	4,344	648
Cintas Corp.	698	232
Copart, Inc.(a)	1,658	174
CSX Corp.	6,138	477
Cummins, Inc.	1,185	250
Deere & Co.	2,514	557
Delta Air Lines, Inc.	5,117	157
Dover Corp.	1,155	125
Eaton Corp. PLC	3,210	328
Emerson Electric Co.	4,794	315
Equifax, Inc.(b)	974	153
Expeditors International of Washington, Inc.	1,345	122
Fastenal Co.	4,602	207
FedEx Corp.	1,934	486
Flowserve Corp.	1,044	28
Fortive Corp.	2,704	206
Fortune Brands Home & Security, Inc.	1,108	96
General Dynamics Corp.	1,865	258
General Electric Co.	70,227	438
Honeywell International, Inc.	5,630	926
Howmet Aerospace, Inc.(a)	3,149	53
Huntington Ingalls Industries, Inc.	325	46
IDEX Corp.	606	111
IHS Markit Ltd.	2,993	236
Illinois Tool Works, Inc.	2,308	446
Ingersoll Rand, Inc.(a)(c)	2,978	106
J.B. Hunt Transport Services, Inc.	669	85
Jacobs Engineering Group, Inc.	1,045	96
Johnson Controls International PLC	5,969	244
Kansas City Southern	757	137
L3Harris Technologies, Inc.	1,735	295
Lockheed Martin Corp.	1,974	756
Masco Corp.	2,098	116
Nielsen Holdings PLC	2,862	41
Norfolk Southern Corp.	2,047	438
Northrop Grumman Corp.	1,244	392
Old Dominion Freight Line, Inc.	772	140
Otis Worldwide Corp.	3,266	204
PACCAR, Inc.	2,777	237
Parker-Hannifin Corp.	1,031	209
Pentair PLC	1,331	61

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Quanta Services, Inc.	1,107	$59
Raytheon Technologies Corp.	12,256	705
Republic Services, Inc.(c)	1,686	157
Robert Half International, Inc.	920	49
Rockwell Automation, Inc.	930	205
Rollins, Inc.	1,183	64
Roper Technologies, Inc.	840	332
Snap-on, Inc.	437	64
Southwest Airlines Co.	4,732	178
Stanley Black & Decker, Inc.	1,281	208
Teledyne Technologies, Inc.(a)	296	92
Textron, Inc.	1,830	66
The Boeing Co.	4,257	704
Trane Technologies PLC	1,920	233
TransDigm Group, Inc.	435	207
Union Pacific Corp.	5,446	1,071
United Airlines Holdings, Inc.(a)	2,335	81
United Parcel Service, Inc., Class B	5,673	945
United Rentals, Inc.(a)	578	101
Verisk Analytics, Inc.	1,303	241
W.W. Grainger, Inc.	361	129
Waste Management, Inc.	3,118	354	(d)
Westinghouse Air Brake Technologies Corp.	1,435	89
Xylem, Inc.	1,444	121
		18,536
IT Services (5.7%):
Accenture PLC, Class A	5,104	1,154
Akamai Technologies, Inc.(a)	1,305	144
Automatic Data Processing, Inc.	3,450	481
Broadridge Financial Solutions, Inc.	924	122
Cognizant Technology Solutions Corp., Class A	4,350	302
DXC Technology Co.	2,039	36
Fidelity National Information Services, Inc.	4,971	732
Fiserv, Inc.(a)	4,459	459
FleetCor Technologies, Inc.(a)	674	160
Gartner, Inc.(a)	716	89
Global Payments, Inc.	2,401	426
International Business Machines Corp.	7,145	869
Jack Henry & Associates, Inc.	615	100
Leidos Holdings, Inc.	1,072	96
Mastercard, Inc., Class A	7,087	2,397
Paychex, Inc.	2,570	205
PayPal Holdings, Inc.(a)	9,413	1,855
The Western Union Co.	3,297	71
VeriSign, Inc.(a)	811	166

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Visa, Inc., Class A	13,527	$2,706
		12,570
Materials (2.6%):
Air Products & Chemicals, Inc.	1,772	527
Albemarle Corp.(b)	853	76
Amcor PLC	12,584	139
Avery Dennison Corp.	670	86
Ball Corp.	2,620	218
Celanese Corp.	949	102
CF Industries Holdings, Inc.	1,716	53
Corteva, Inc.	6,006	173
Dow, Inc.	5,946	280
DuPont de Nemours, Inc.	5,887	327
Eastman Chemical Co.	1,086	85
Ecolab, Inc.	1,992	398
FMC Corp.	1,039	110
Freeport-McMoRan, Inc.	11,651	182
International Flavors & Fragrances, Inc.(b)	858	105
International Paper Co.	3,154	128
Linde PLC	4,215	1,004
LyondellBasell Industries NV, Class A	2,062	145
Martin Marietta Materials, Inc.	500	118
Newmont Corp.	6,443	409
Nucor Corp.	2,422	109
Packaging Corp. of America	761	83
PPG Industries, Inc.	1,893	231
Sealed Air Corp.	1,249	48
The Mosaic Co.	2,768	51
The Sherwin-Williams Co.	657	457
Vulcan Materials Co.	1,063	144
Westrock Co.	2,083	72
		5,860
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	941	151
American Tower Corp.	3,559	860
Apartment Investment & Management Co.	1,194	40
AvalonBay Communities, Inc.	1,129	169
Boston Properties, Inc.	1,136	91
CBRE Group, Inc., Class A(a)	2,690	126
Crown Castle International Corp.	3,367	561
Digital Realty Trust, Inc.	2,158	317
Duke Realty Corp.	2,973	110

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equinix, Inc.	710	$540
Equity Residential	2,747	141
Essex Property Trust, Inc.	523	105
Extra Space Storage, Inc.	1,036	111
Federal Realty Investment Trust	552	41
Healthpeak Properties, Inc.	4,319	117
Host Hotels & Resorts, Inc.	5,658	61
Iron Mountain, Inc.(b)	2,312	62
Kimco Realty Corp.	3,470	39
Mid-America Apartment Communities, Inc.	918	106
Prologis, Inc.	5,927	596
Public Storage	1,220	272
Realty Income Corp.	2,768	168
Regency Centers Corp.	1,266	48
SBA Communications Corp.	898	286
Simon Property Group, Inc.	2,454	159
SL Green Realty Corp.(b)	588	27
UDR, Inc.	2,367	77
Ventas, Inc.	2,993	126
Vornado Realty Trust(b)	1,258	42
Welltower, Inc.	3,348	184
Weyerhaeuser Co.	5,987	171
		5,904
Semiconductors & Semiconductor Equipment (5.0%):
Advanced Micro Devices, Inc.(a)	9,419	772
Analog Devices, Inc.	2,965	346
Applied Materials, Inc.	7,327	436
Broadcom, Inc.	3,227	1,176
Intel Corp.	34,121	1,767
KLA Corp.	1,247	242
Lam Research Corp.	1,168	387
Maxim Integrated Products, Inc.	2,142	145
Microchip Technology, Inc.	2,025	208
Micron Technology, Inc.(a)	8,913	419
NVIDIA Corp.	4,950	2,679
Qorvo, Inc.(a)	917	118
QUALCOMM, Inc.	9,052	1,065
Skyworks Solutions, Inc.	1,340	195
Teradyne, Inc.(b)	1,332	106
Texas Instruments, Inc.	7,349	1,049
Xilinx, Inc.	1,960	204
		11,314

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (9.2%):
Adobe, Inc.(a)	3,848	$1,887
ANSYS, Inc.(a)	688	225
Autodesk, Inc.(a)	1,759	406
Cadence Design Systems, Inc.(a)	2,237	239
Citrix Systems, Inc.	991	136
Fortinet, Inc.(a)	1,078	127
Intuit, Inc.	2,100	685
Microsoft Corp.(c)	60,715	12,770
NortonLifeLock, Inc.	4,742	99
Oracle Corp.	15,510	926
Paycom Software, Inc.(a)	393	122
salesforce.com, Inc.(a)	7,301	1,835
ServiceNow, Inc.(a)(c)	1,539	746
Synopsys, Inc.(a)	1,218	261
Tyler Technologies, Inc.(a)	323	113
		20,577
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc.	128,980	14,936
Hewlett Packard Enterprise Co.	10,321	97
HP, Inc.	11,019	209
NetApp, Inc.	1,781	78
Seagate Technology PLC	1,791	88
Western Digital Corp.	2,427	89
Xerox Holdings Corp.	1,436	27
		15,524
Utilities (2.9%):
Alliant Energy Corp.	2,003	103
Ameren Corp.	1,982	157
American Electric Power Co., Inc.(c)	3,981	325
American Water Works Co., Inc.	1,454	211
Atmos Energy Corp.	990	95
CenterPoint Energy, Inc.	4,371	85
CMS Energy Corp.	2,297	141
Consolidated Edison, Inc.(c)	2,684	209
Dominion Energy, Inc.	6,740	531
DTE Energy Co.	1,546	178
Duke Energy Corp.(c)	5,900	523
Edison International	3,034	154
Entergy Corp.	1,606	158
Evergy, Inc.(c)	1,820	92
Eversource Energy(c)	2,749	230

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exelon Corp.	7,818	$280
FirstEnergy Corp.	4,349	125
NextEra Energy, Inc.(c)	3,928	1,091
NiSource, Inc.	3,073	68
NRG Energy, Inc.	1,959	60
Pinnacle West Capital Corp.	903	67
PPL Corp.	6,168	168
Public Service Enterprise Group, Inc.	4,058	223
Sempra Energy	2,321	274
The AES Corp.	5,336	97
The Southern Co.(c)	8,473	459
WEC Energy Group, Inc.(c)	2,531	245
Xcel Energy, Inc.(c)	4,215	291
		6,640
Total Common Stocks (Cost $48,226)		223,583

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	20,022	20
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	312,954	313
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	139,229	139
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	79,671	80
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	358,217	358
Total Collateral for Securities Loaned (Cost $910)		910
Total Investments (Cost $49,136) — 99.7%		224,493
Other assets in excess of liabilities — 0.3%		621
NET ASSETS - 100.00%		$225,114

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	9	12/18/20	$1,502,184	$1,508,400	$6,216

	Total unrealized appreciation				$6,216
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$6,216

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communication Services (1.0%):
Live Nation Entertainment, Inc.(a)	99,244	$5,347

Consumer Discretionary (15.9%):
AutoZone, Inc.(a)	6,600	7,773
Chipotle Mexican Grill, Inc.(a)	6,500	8,084
Choice Hotels International, Inc.	45,100	3,877
D.R. Horton, Inc.	115,000	8,697
Dollar General Corp.	32,500	6,813
Five Below, Inc.(a)	30,600	3,886
Lithia Motors, Inc., Class A	24,200	5,516
Lululemon Athletica, Inc.(a)	23,500	7,740
Marriott Vacations Worldwide Corp.	60,421	5,487
NVR, Inc.(a)	2,300	9,392
Penn National Gaming, Inc.(a)(b)	101,100	7,350
Thor Industries, Inc.	87,300	8,316
YETI Holdings, Inc.(a)	112,200	5,085
		88,016
Consumer Staples (2.4%):
McCormick & Co., Inc.	38,700	7,512
Monster Beverage Corp.(a)	67,900	5,446
		12,958
Financials (7.9%):
Ally Financial, Inc.	288,400	7,230
Brown & Brown, Inc.	183,200	8,293
MarketAxess Holdings, Inc.	10,600	5,105
MSCI, Inc.	27,000	9,633
Radian Group, Inc.	417,677	6,102
Synchrony Financial	264,800	6,930
		43,293
Health Care (16.1%):
ABIOMED, Inc.(a)	19,500	5,403
Agilent Technologies, Inc.	75,793	7,651
Baxter International, Inc.	16,399	1,319
BioCryst Pharmaceuticals, Inc.(a)(b)	621,600	2,135
DexCom, Inc.(a)	11,700	4,823
Dynavax Technologies Corp.(a)(b)	333,700	1,442
Edwards Lifesciences Corp.(a)	73,300	5,851
Horizon Therapeutics PLC(a)	66,500	5,166
IDEXX Laboratories, Inc.(a)	14,600	5,739
Insulet Corp.(a)	30,500	7,216
IQVIA Holdings, Inc.(a)	48,400	7,629
NanoString Technologies, Inc.(a)(b)	100,600	4,497
Neurocrine Biosciences, Inc.(a)	30,500	2,933

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teladoc Health, Inc.(a)(b)	14,100	$3,091
Teleflex, Inc.	19,800	6,740
Veeva Systems, Inc., Class A(a)	36,600	10,292
Zoetis, Inc.	42,330	7,000
		88,927
Industrials (17.3%):
ADT, Inc.	310,000	2,533
AMETEK, Inc.	82,918	8,242
Chart Industries, Inc.(a)	60,400	4,244
Clean Harbors, Inc.(a)	76,400	4,280
Copa Holdings SA	74,100	3,730
CSX Corp.	68,400	5,313
FedEx Corp.	32,600	8,200
HEICO Corp.	39,300	4,113
Jacobs Engineering Group, Inc.	24,600	2,282
Kratos Defense & Security Solutions, Inc.(a)	213,300	4,112
L3Harris Technologies, Inc.	40,401	6,862
Old Dominion Freight Line, Inc.	45,750	8,277
Owens Corning, Inc.	115,100	7,920
The Middleby Corp.(a)	66,500	5,966
Trane Technologies PLC	73,600	8,924
Trex Co., Inc.(a)	46,700	3,344
WESCO International, Inc.(a)	154,800	6,814
		95,156
Information Technology (21.7%):
Advanced Micro Devices, Inc.(a)	162,100	13,291
Alteryx, Inc., Class A(a)(b)	24,300	2,759
Amphenol Corp., Class A	71,010	7,689
Atlassian Corp. PLC, Class A(a)	14,700	2,672
CDW Corp.	58,759	7,023
Crowdstrike Holdings, Inc., Class A(a)	21,500	2,952
DocuSign, Inc.(a)	13,000	2,798
EPAM Systems, Inc.(a)	35,200	11,380
Fidelity National Information Services, Inc.	28,844	4,246
Fiserv, Inc.(a)	50,400	5,194
Global Payments, Inc.	20,900	3,711
GoDaddy, Inc., Class A(a)	97,794	7,429
KLA Corp.	14,000	2,712
Lumentum Holdings, Inc.(a)	35,500	2,667
Microchip Technology, Inc.	54,787	5,630
Mimecast Ltd.(a)	58,000	2,721
Proofpoint, Inc.(a)	27,800	2,934
ServiceNow, Inc.(a)	13,800	6,693
SS&C Technologies Holdings, Inc.	135,579	8,205

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SYNNEX Corp.	34,000	$4,762
Synopsys, Inc.(a)	41,600	8,902
Zendesk, Inc.(a)	36,700	3,777
		120,147
Materials (6.5%):
Ball Corp.	95,759	7,959
Cleveland-Cliffs, Inc.	448,627	2,880
FMC Corp.	56,232	5,956
Franco-Nevada Corp.(b)	27,000	3,769
Freeport-McMoRan, Inc.	393,000	6,147
Louisiana-Pacific Corp.	128,000	3,777
The Scotts Miracle-Gro Co.	36,800	5,627
		36,115
Real Estate (6.1%):
CyrusOne, Inc.	104,300	7,304
Digital Realty Trust, Inc.	67,946	9,971
SBA Communications Corp.	31,003	9,874
Sun Communities, Inc.	48,216	6,780
		33,929
Utilities (3.3%):
Atmos Energy Corp.	52,200	4,989
Pinnacle West Capital Corp.	45,200	3,370
Sempra Energy	45,739	5,414
Southwest Gas Holdings, Inc.	67,000	4,228
		18,001
Total Common Stocks (Cost $397,432)		541,889

Exchange-Traded Funds (2.0%)
SPDR S&P MidCap 400 ETF	32,750	11,097
Total Exchange-Traded Funds (Cost $11,047)		11,097

Collateral for Securities Loaned^ (4.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	517,588	518
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	8,090,331	8,090
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	3,599,294	3,599
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	2,059,619	2,060

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	9,260,450	$9,260
Total Collateral for Securities Loaned (Cost $23,527)		23,527
Total Investments (Cost $432,006) — 104.5%		576,513
Liabilities in excess of other assets — (4.5)%		(24,769)
NET ASSETS - 100.00%		$551,744

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Biotechnology (20.5%):
ADC Therapeutics SA(a)(b)	1,091	$36
Akero Therapeutics, Inc.(a)	1,608	50
Akouos, Inc.(a)	663	15
Annexon, Inc.(a)	439	13
Aprea Therapeutics, Inc.(a)	867	21
Arrowhead Pharmaceuticals, Inc.(a)	1,813	78
Athenex, Inc.(a)	1,662	20
Atreca, Inc., Class A(a)(b)	1,590	22
Aurinia Pharmaceuticals, Inc.(a)	6,904	102
Avidity Biosciences, Inc.(a)	1,205	34
Beam Therapeutics, Inc.(a)(b)	2,430	60
Bicycle Therapeutics PLC, ADR(a)	5,276	100
BioCryst Pharmaceuticals, Inc.(a)	11,342	39
BioMarin Pharmaceutical, Inc.(a)	283	22
Black Diamond Therapeutics, Inc.(a)(b)	437	13
Cabaletta Bio, Inc.(a)	2,967	32
Cara Therapeutics, Inc.(a)(b)	1,428	18
Castle Biosciences, Inc.(a)	2,000	103
Cellectis SA, ADR(a)	660	12
Cortexyme, Inc.(a)	409	20
CRISPR Therapeutics AG(a)(b)	410	34
Deciphera Pharmaceuticals, Inc.(a)	708	36
Dicerna Pharmaceuticals, Inc.(a)	2,168	39
Dynavax Technologies Corp.(a)	6,261	27
Esperion Therapeutics, Inc.(a)(b)	873	32
Fusion Pharmaceuticals, Inc.(a)	4,261	51
Gamida Cell Ltd.(a)	9,195	38
Generation Bio Co.(a)(b)	1,180	36
Genetron Holdings Ltd., ADR(a)	5,361	64
IGM Biosciences, Inc.(a)	796	59
Intellia Therapeutics, Inc.(a)	1,924	38
Iovance Biotherapeutics, Inc.(a)	2,461	81
Natera, Inc.(a)	2,234	161
Neurocrine Biosciences, Inc.(a)	336	32
NextCure, Inc.(a)(b)	2,025	18
Novavax, Inc.(a)	473	51
Nurix Therapeutics, Inc.(a)	439	15
Orchard Therapeutics PLC, ADR(a)(b)	6,720	28
Oyster Point Pharma, Inc.(a)	396	8
Passage Bio, Inc.(a)	1,346	18
Relay Therapeutics, Inc.(a)	44	2
Stoke Therapeutics, Inc.(a)(b)	2,500	84
Sutro Biopharma, Inc.(a)	3,661	37

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TCR2 Therapeutics, Inc.(a)	11,000	$225
TG Therapeutics, Inc.(a)	2,119	57
Veracyte, Inc.(a)	3,428	111
Viking Therapeutics, Inc.(a)(b)	5,623	33
Xencor, Inc.(a)	822	32
Zai Lab Ltd., ADR(a)	984	82
		2,339
Communication Services (2.1%):
Iridium Communications, Inc.(a)	2,861	73
Vonage Holdings Corp.(a)	15,601	160
		233
Consumer Discretionary (12.8%):
Afya Ltd., Class A(a)	5,413	147
Burlington Stores, Inc.(a)	509	105
Cavco Industries, Inc.(a)	567	102
Chegg, Inc.(a)	1,378	98
Chewy, Inc., Class A(a)(b)	1,917	105
Five Below, Inc.(a)	1,001	127
Group 1 Automotive, Inc.	1,521	134
Legacy Housing Corp.(a)	5,799	79
Levi Strauss & Co., Class A(b)	6,726	90
Marine Products Corp.(b)	3,094	48
Nordstrom, Inc.(b)	4,923	59
Polaris, Inc.	1,361	129
Skyline Champion Corp.(a)	4,307	116
Tractor Supply Co.	724	104
		1,443
Consumer Staples (2.8%):
Albertsons Cos., Inc., Class A(a)(b)	4,314	60
Grocery Outlet Holding Corp.(a)	2,920	115
Performance Food Group Co.(a)	4,200	145
		320
Energy (0.7%):
Magnolia Oil & Gas Corp., Class A(a)	3,428	18
Parsley Energy, Inc., Class A	4,363	41
Talos Energy, Inc.(a)(b)	3,132	20
		79
Financials (8.1%):
Amerant Bancorp, Inc.(a)	4,402	41
American Business Bank(a)	728	17
Coastal Financial Corp.(a)	8,400	102
Colony Bankcorp, Inc.	2,215	24
Customers Bancorp, Inc., Class A(a)	3,942	44

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Western Financial, Inc.(a)	6,683	$87
HBT Financial, Inc.	2,083	23
Lemonade, Inc.(a)(b)	109	5
Morningstar, Inc.	668	107
Radian Group, Inc.	5,519	81
Silvercrest Asset Management Group, Inc., Class A	3,935	41
SLM Corp.	5,481	44
South Plains Financial, Inc.	5,120	64
Tradeweb Markets, Inc., Class A	2,436	142
WTB Financial Corp., Class B	360	100
		922
Health Care Equipment & Supplies (8.0%):
ABIOMED, Inc.(a)	205	57
Brainsway Ltd., ADR(a)(b)	11,679	66
Cerus Corp.(a)	6,712	42
Inari Medical, Inc.(a)	42	3
Insulet Corp.(a)	721	171
Merit Medical Systems, Inc.(a)	1,525	66
Nuvectra Corp.(a)(c)(f)	2,334	—	(d)
Outset Medical, Inc.(a)	180	9
PolyPid Ltd.(a)(b)	7,333	81
SI-BONE, Inc.(a)	8,957	213
Silk Road Medical, Inc.(a)	2,804	188
		896
Health Care Providers & Services (1.4%):
Guardant Health, Inc.(a)	1,011	114
RadNet, Inc.(a)	3,159	48
		162
Health Care Technology (0.1%):
American Well Corp., Class A(a)	26	1
Schrodinger, Inc.(a)	217	10
		11
Industrials (12.4%):
ASGN, Inc.(a)	1,743	111
BWX Technologies, Inc.	1,070	60
Casella Waste Systems, Inc.(a)	2,586	144
Chart Industries, Inc.(a)	1,114	78
Comfort Systems USA, Inc.	2,713	140
Construction Partners, Inc., Class A(a)	5,757	105
ESCO Technologies, Inc.	571	46
Kaman Corp.	1,610	63

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kratos Defense & Security Solutions, Inc.(a)	6,093	$117
Marten Transport Ltd.	4,300	70
McGrath RentCorp	1,035	62
Owens Corning, Inc.	1,289	89
Parsons Corp.(a)(b)	3,000	101
PGT Innovations, Inc.(a)	3,825	67
Rexnord Corp.	1,529	46
The AZEK Co., Inc.(a)	2,561	89
		1,388
Information Technology (22.8%):
Alteryx, Inc., Class A(a)(b)	441	50
Blackline, Inc.(a)(b)	540	48
Cambium Networks Corp.(a)	6,743	113
Cloudflare, Inc., Class A(a)	3,038	125
Dropbox, Inc., Class A(a)	1,247	24
Elastic NV(a)	1,342	144
Endava PLC, ADR(a)	1,434	91
EPAM Systems, Inc.(a)	305	99
Globant SA(a)	940	168
Lumentum Holdings, Inc.(a)	792	60
Marvell Technology Group Ltd.	1,167	46
Napco Security Technologies, Inc.(a)	6,551	154
New Relic, Inc.(a)	422	24
ON Semiconductor Corp.(a)	5,499	119
OneSpan, Inc.(a)	6,297	132
PagerDuty, Inc.(a)(b)	3,709	101
Ping Identity Holding Corp.(a)	3,255	102
Pluralsight, Inc., Class A(a)	6,926	119
Powerfleet, Inc.(a)	9,414	53
QAD, Inc., Class A(b)	1,749	74
RealPage, Inc.(a)	1,156	67
Sapiens International Corp. NV	3,065	94
Smartsheet, Inc., Class A(a)	2,908	143
Sumo Logic, Inc.(a)	62	1
Unity Software, Inc.(a)	618	54
WNS Holdings Ltd., ADR(a)	2,735	175
Yext, Inc.(a)(b)	4,806	73
Zix Corp.(a)	23,117	135
		2,588
Life Sciences Tools & Services (1.7%):
Adaptive Biotechnologies Corp.(a)	1,407	68
Berkeley Lights, Inc.(a)	609	47

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NanoString Technologies, Inc.(a)(b)	1,696	$76
		191
Materials (0.9%):
Summit Materials, Inc., Class A(a)	6,383	106

Pharmaceuticals (2.1%):
Assembly Biosciences, Inc.(a)	1,626	27
Collegium Pharmaceutical, Inc.(a)	1,187	25
Cymabay Therapeutics, Inc.(a)	1,278	9
Fulcrum Therapeutics, Inc.(a)	2,190	17
Horizon Therapeutics PLC(a)	987	77
PMV Pharmaceuticals, Inc.(a)	280	10
Reata Pharmaceuticals, Inc., Class A(a)(b)	645	63
Vaxcyte, Inc.(a)	129	6
		234
Real Estate (3.0%):
FirstService Corp.	868	114
Rexford Industrial Realty, Inc.	1,252	57
The Macerich Co.(b)	11,499	78
UMH Properties, Inc.	6,434	87
		336
Total Common Stocks (Cost $8,968)		11,248

Warrants (0.0%)(e)
Health Care (0.0%):(e)
BioNano Genomics, Inc.(f)	8,136	2
Total Warrants (Cost $–)		2

Collateral for Securities Loaned ^ (12.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(g)	31,030	31
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(g)	485,020	485
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(g)	215,780	216
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(g)	123,475	123

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(g)	555,169	$555
Total Collateral for Securities Loaned (Cost $1,410)		1,410
Total Investments (Cost $10,378) — 111.9%		12,660
Liabilities in excess of other assets — (11.9)%		(1,351)
NET ASSETS - 100.00%		$11,309

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of September 30, 2020.
(d)	Rounds to less than $1 thousand.
(e)	Amount represents less than 0.05% of net assets.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Brazil (2.2%):
Consumer Discretionary (0.7%):
MRV Engenharia e Participacoes SA	22,900	$66

Energy (0.4%):
Enauta Participacoes SA	24,300	42

Utilities (1.1%):
Cia de Saneamento do Parana	11,400	51
Omega Geracao SA (a)	7,500	49
		100
		208
Cayman Islands (3.3%):
Consumer Discretionary (0.9%):
Afya Ltd., Class A (a)	3,177	87

Consumer Staples (0.7%):
Vinda International Holdings Ltd.	21,000	69

Health Care (0.7%):
The United Laboratories International Holdings Ltd.	60,000	62

Industrials (0.5%):
Airtac International Group	2,000	46

Real Estate (0.5%):
Times Neighborhood Holdings Ltd.	34,798	46
		310
China (6.1%):
Consumer Discretionary (1.4%):
China New Higher Education Group Ltd. (b)	113,000	73
Tianneng Power International Ltd. (c)	34,000	61
		134
Consumer Staples (0.4%):
China Modern Dairy Holdings Ltd. (a)	293,000	39

Health Care (0.5%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	48

Industrials (1.6%):
China Lesso Group Holdings Ltd.	56,000	102
Zhejiang Expressway Co. Ltd., Class H	64,000	46
		148
Information Technology (0.8%):
Chinasoft International Ltd.	100,000	73

Real Estate (1.0%):
China SCE Group Holdings Ltd.	204,000	92

Utilities (0.4%):
China Tian Lun Gas Holdings Ltd. (c)	50,000	39
		573
Cyprus (0.7%):

Financials (0.7%):
TCS Group Holding PLC, GDR	2,313	61

Egypt (1.0%):
Communication Services (0.6%):
Telecom Egypt Co.	80,279	60

Financials (0.4%):
Credit Agricole Egypt SAE	21,726	36
		96
Greece (1.1%):
Utilities (1.1%):
Terna Energy SA	7,578	101

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hong Kong (5.7%):
Communication Services (0.5%):
NetDragon Websoft Holdings Ltd.	22,500	$49

Consumer Discretionary (0.6%):
TCL Electronics Holdings Ltd.	73,000	57

Financials (0.4%):
Far East Horizon Ltd.	46,000	37

Industrials (0.7%):
Sinotruk Hong Kong Ltd.	27,500	71

Materials (1.6%):
China Resources Cement Holdings Ltd.	58,000	80
Nine Dragons Paper Holdings Ltd.	53,000	67
		147
Real Estate (1.0%):
China Overseas Grand Oceans Group Ltd.	159,000	91

Utilities (0.9%):
Canvest Environmental Protection Group Co. Ltd.	84,000	36
China Water Affairs Group Ltd. (c)	64,000	51
		87
		539
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt	3,104	66

India (13.4%):
Consumer Discretionary (0.4%):
Crompton Greaves Consumer Electricals Ltd. (a)	10,947	43

Consumer Staples (0.7%):
Kaveri Seed Co. Ltd. (a)	9,159	66

Energy (0.4%):
Hindustan Petroleum Corp. Ltd.	15,288	37

Financials (2.3%):
Multi Commodity Exchange of India Ltd.	2,832	67
Muthoot Finance Ltd.	6,367	98
Power Finance Corp. Ltd.	40,835	48
		213
Health Care (4.4%):
Alembic Pharmaceuticals Ltd.	6,300	80
Granules India Ltd.	39,050	204
Ipca Laboratories Ltd.	4,338	128
		412
Industrials (1.3%):
Engineers India Ltd.	34,783	31
Escorts Ltd.	5,410	97
		128
Information Technology (0.7%):
Mphasis Ltd.	3,389	64

Materials (2.0%):
Birla Corp. Ltd.	6,154	56
Coromandel International Ltd.	6,033	63
HeidelbergCement India Ltd.	27,428	69
		188
Utilities (1.2%):
CESC Ltd.	5,377	45
Gujarat Gas Ltd.	16,445	69
		114
		1,265

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Indonesia (0.3%):
Communication Services (0.3%):
PT Media Nusantara Citra Tbk (a)	642,200	$31

Jersey (0.6%):
Information Technology (0.6%):
WNS Holdings Ltd., ADR (a)	896	57

Korea, Republic Of (19.8%):
Communication Services (1.2%):
Echo Marketing, Inc.	2,316	54
Neowiz (a)	2,509	55
		109
Consumer Discretionary (3.6%):
Coway Co. Ltd.	802	55
Danawa Co. Ltd.	1,804	47
DoubleUGames Co. Ltd.	1,008	64
GS Home Shopping, Inc.	399	44
S&T Motiv Co. Ltd.	1,330	58
SL Corp.	2,525	31
Youngone Corp.	1,740	41
		340
Consumer Staples (1.4%):
Hite Jinro Co. Ltd.	1,458	45
Maeil Dairies Co. Ltd.	1,425	83
		128
Financials (1.3%):
DB Insurance Co. Ltd.	1,340	52
KIWOOM Securities Co. Ltd.	837	71
		123
Health Care (3.7%):
Chong Kun Dang Pharmaceutical Corp.	494	70
Dongkook Pharmaceutical Co. Ltd.	2,305	54
Seegene, Inc.	984	222
		346
Industrials (2.3%):
Daelim Industrial Co. Ltd.	1,013	67
Hyundai Glovis Co. Ltd.	426	52
S-1 Corp.	605	45
Samsung Engineering Co. Ltd. (a)	6,318	57
		221
Information Technology (4.6%):
Douzone Bizon Co. Ltd.	1,175	105
NHN KCP Corp.	2,388	139
Partron Co. Ltd.	5,863	51
SFA Engineering Corp.	2,669	87
Silicon Works Co. Ltd.	1,437	55
		437
Materials (1.7%):
Korea Petrochemical Ind Co. Ltd.	604	86
Soulbrain Co. Ltd. (a)	429	79
		165
		1,869
Luxembourg (0.5%):
Communication Services (0.5%):
PLAY Communications SA (b)	5,008	50

Malaysia (5.4%):
Communication Services (0.7%):
TIME dotCom Bhd	24,700	71

Energy (0.6%):
Serba Dinamik Holdings Bhd	135,260	54

Health Care (1.9%):
Supermax Corp. Bhd (a)	88,100	180

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.2%):
V.S. Industry Bhd	199,400	$110

Materials (0.5%):
Scientex Bhd	18,200	46

Real Estate (0.5%):
Eco World Development Group Bhd (a)	445,300	43
		504
Mexico (4.4%):
Consumer Staples (0.8%):
La Comer SAB de CV	47,546	75

Energy (0.3%):
Vista Oil & Gas SAB de CV, ADR (a)	11,682	27

Financials (0.7%):
Banco del Bajio SA (a)(b)	35,401	26
Qualitas Controladora SAB de CV	11,031	42
		68
Health Care (0.6%):
Genomma Lab Internacional SAB de CV, Class B (a)	53,911	53

Materials (1.0%):
Grupo Cementos de Chihuahua SAB de CV	20,438	95

Real Estate (1.0%):
PLA Administradora Industrial S de RL de CV	43,024	60
Prologis Property Mexico SA de CV	19,228	37
		97
		415
Poland (0.6%):
Communication Services (0.6%):
TEN Square Games SA	355	53

Qatar (0.6%):
Energy (0.6%):
Qatar Gas Transport Co. Ltd.	73,094	54

Russian Federation (1.5%):
Financials (0.5%):
Moscow Exchange MICEX PJSC	24,310	46

Materials (1.0%):
Polymetal International PLC	4,438	97
		143
Saudi Arabia (0.5%):
Health Care (0.5%):
Mouwasat Medical Services Co.	1,467	49

South Africa (2.5%):
Energy (0.5%):
Exxaro Resources Ltd.	6,266	46

Materials (2.0%):
African Rainbow Minerals Ltd.	8,413	97
Impala Platinum Holdings Ltd.	10,853	95
		192
		238
Taiwan (19.6%):
Communication Services (0.8%):
International Games System Co. Ltd.	3,000	80

Consumer Discretionary (3.3%):
Makalot Industrial Co. Ltd.	8,000	48
Merida Industry Co. Ltd.	14,000	113

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nan Liu Enterprise Co. Ltd.	6,000	$49
Nien Made Enterprise Co. Ltd.	4,000	48
Poya International Co. Ltd.	3,000	57
		315
Financials (0.7%):
King's Town Bank Co. Ltd.	51,000	66

Industrials (3.3%):
Chicony Power Technology Co. Ltd.	34,000	79
Evergreen Marine Corp. Ltd. (a)	91,000	50
Kung Long Batteries Industrial Co. Ltd.	17,000	80
Sunonwealth Electric Machine Industry Co. Ltd.	46,000	99
		308
Information Technology (10.8%):
Chipbond Technology Corp.	30,000	66
Elan Microelectronics Corp.	24,200	123
Elite Material Co. Ltd.	9,000	46
FLEXium Interconnect, Inc.	11,000	46
Lite-On Technology Corp.	38,000	61
Parade Technologies Ltd.	3,000	110
Radiant Opto-Electronics Corp.	26,000	100
Simplo Technology Co. Ltd.	7,000	73
Sinbon Electronics Co. Ltd.	20,000	124
Tripod Technology Corp.	22,000	84
Unimicron Technology Corp.	46,000	119
Wistron Corp.	60,000	62
		1,014
Real Estate (0.7%):
Chong Hong Construction Co. Ltd.	24,000	67
		1,850
Thailand (2.6%):
Consumer Discretionary (0.5%):
Sri Trang Agro-Industry PCL	57,200	48

Financials (0.3%):
Thanachart Capital PCL (c)	33,800	31

Industrials (0.4%):
Gunkul Engineering PCL	499,600	36

Information Technology (0.9%):
Hana Microelectronics PCL, Class R	60,300	83

Real Estate (0.5%):
Origin Property PCL	257,000	51
		249
Turkey (2.1%):
Consumer Discretionary (0.8%):
Dogus Otomotiv Servis ve Ticaret A/S (c)	34,985	70

Consumer Staples (0.5%):
Coca-Cola Icecek A/S	8,357	49

Industrials (0.3%):
Tekfen Holding A/S	16,250	31

Utilities (0.5%):
Enerjisa Enerji A/S (b)	41,872	48
		198
United Arab Emirates (0.8%):
Industrials (0.8%):
Aramex PJSC	62,604	73
Total Common Stocks (Cost $7,270)		9,052

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Preferred Stocks (1.0%)
Brazil (1.0%):
Financials (0.3%):
Banco do Estado do Rio Grande do Sul SA, Class B	13,600	$29

Industrials (0.7%):
Randon SA Implementos e Participacoes	27,800	60
		89
Total Preferred Stocks (Cost $120)		89

Rights (0.0%)(d)
Taiwan (0.0%):(d)
Information Technology (0.0%):(d)
Simplo Technology Co. Ltd. Expires 3/26/21 (a)(f)(g)	241	—	(e)
Total Rights (Cost $–)		—	(e)

Exchange-Traded Funds (2.0%)
United States (2.0%):
iShares MSCI Emerging Markets Small-Cap ETF	4,284	187
Total Exchange-Traded Funds (Cost $172)		187

Collateral for Securities Loaned^ (2.2%)
United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(h)	4,699	5
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(h)	73,456	73
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(h)	32,680	33
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(h)	18,700	19
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(h)	84,080	84
Total Collateral for Securities Loaned (Cost $214)		214

Total Investments (Cost $7,776) — 101.2%		9,542
Liabilities in excess of other assets — (1.2)%		(115)
NET ASSETS - 100.00%		$9,427

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $197 (thousands) and amounted to 2.1% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Security was fair valued based using significant unobservable inputs as of September 30, 2020.
(h)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Australia (3.6%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	22,103	$482

Energy (0.4%):
Beach Energy Ltd.	695,354	667

Financials (0.8%):
Australia & New Zealand Banking Group Ltd.	37,217	464
Macquarie Group Ltd.	9,150	793
		1,257
Health Care (0.3%):
Sonic Healthcare Ltd.	19,709	468

Materials (1.1%):
Rio Tinto Ltd.	23,565	1,609

Real Estate (0.7%):
Charter Hall Group	62,575	561
Stockland	174,899	478
		1,039
		5,522
Austria (0.2%):
Financials (0.2%):
Raiffeisen Bank International AG (a)	18,848	288

Belgium (0.9%):
Financials (0.3%):
KBC Group NV	7,078	355

Health Care (0.6%):
UCB SA	8,323	945
		1,300
Brazil (0.4%):
Financials (0.4%):
Banco Santander Brasil SA	115,900	577

Canada (4.9%):
Consumer Staples (0.4%):
Maple Leaf Foods, Inc. (b)	31,424	641

Energy (0.6%):
Parex Resources, Inc. (a)	58,979	622
Suncor Energy, Inc.	24,604	300
		922
Financials (2.3%):
Bank of Montreal	9,759	570
iA Financial Corp., Inc.	15,464	538
IGM Financial, Inc. (b)	26,062	598
National Bank of Canada	17,208	855
Sun Life Financial, Inc.	21,225	865
		3,426
Industrials (0.7%):
Canadian Pacific Railway Ltd.	3,306	1,006

Materials (0.9%):
Barrick Gold Corp.	26,665	749
Kirkland Lake Gold Ltd.	13,761	672
		1,421
		7,416
Cayman Islands (1.4%):
Communication Services (0.3%):
Baidu, Inc., ADR (a)	3,902	494

Consumer Staples (0.7%):
Vinda International Holdings Ltd.	153,000	504

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
WH Group Ltd. (c)	733,500	$599
		1,103
Real Estate (0.4%):
Agile Group Holdings Ltd.	416,000	548
		2,145
China (8.4%):
Communication Services (2.5%):
NetEase, Inc., ADR	1,822	828
Tencent Holdings Ltd.	43,400	2,932
		3,760
Consumer Discretionary (3.6%):
Alibaba Group Holding Ltd., ADR (a)	16,409	4,824
JD.com, Inc., ADR (a)	9,112	707
		5,531
Financials (1.2%):
Bank of China Ltd., Class H	1,871,275	582
Industrial & Commercial Bank of China Ltd., Class H	1,249,250	651
New China Life Insurance Co. Ltd., Class H	169,700	638
		1,871
Industrials (0.3%):
China Railway Group Ltd., Class H	1,009,000	477

Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	181,500	1,257
		12,896
Denmark (2.2%):
Consumer Staples (0.5%):
Carlsberg A/S, Class B	5,693	767

Health Care (0.6%):
Genmab A/S (a)	1,272	462
GN Store Nord A/S	6,164	464
		926
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	410	649

Utilities (0.7%):
Orsted A/S (c)	7,200	992
		3,334
Finland (0.4%):
Industrials (0.4%):
Metso Outotec Oyj	98,321	685

France (6.3%):
Communication Services (0.4%):
Vivendi SA	20,024	559

Consumer Discretionary (1.1%):
Kering SA	803	532
LVMH Moet Hennessy Louis Vuitton SE	2,592	1,213
		1,745
Energy (0.6%):
TOTAL SE	25,101	862

Financials (0.8%):
Amundi SA (c)	5,842	412
AXA SA	15,727	291
BNP Paribas SA	14,859	537
		1,240
Health Care (0.9%):
Sanofi	7,303	732
Sartorius Stedim Biotech	1,657	572
		1,304

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (1.2%):
Alstom SA (a)	8,334	$416
Cie de Saint-Gobain	13,765	577
Teleperformance	2,718	838
		1,831
Information Technology (0.8%):
Capgemini SE	5,608	719
Worldline SA (a)(c)	6,845	561
		1,280
Materials (0.3%):
Arkema SA	4,229	448

Utilities (0.2%):
Rubis SCA	7,429	297
		9,566
Germany (6.4%):
Communication Services (0.7%):
Deutsche Telekom AG	65,520	1,091

Consumer Discretionary (0.5%):
HelloFresh SE (a)	14,717	818

Financials (1.1%):
Allianz SE	4,286	822
Hannover Rueck SE	2,731	423
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,640	417
		1,662
Health Care (0.5%):
Fresenius Medical Care AG & Co. KGaA	8,461	715

Industrials (1.2%):
Deutsche Post AG, Registered Shares	23,090	1,048
Siemens AG, Registered Shares	6,505	821
		1,869
Information Technology (0.9%):
SAP SE	5,023	782
TeamViewer AG (a)(c)	11,732	578
		1,360
Materials (0.2%):
HeidelbergCement AG	5,269	322

Real Estate (0.7%):
alstria office REIT-AG	24,506	341
LEG Immobilien AG	4,787	682
		1,023
Utilities (0.6%):
E.ON SE	79,450	876
Siemens Energy AG (a)	3,174	85
		961
		9,821
Hong Kong (2.5%):
Consumer Staples (0.4%):
Sun Art Retail Group Ltd.	511,500	568

Energy (0.6%):
CNOOC Ltd.	431,000	415
Kunlun Energy Co. Ltd.	650,000	429
		844
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	181,000	480

Information Technology (0.5%):
Lenovo Group Ltd.	1,234,000	816

Real Estate (0.5%):
CK Asset Holdings Ltd.	59,895	294
New World Development Co. Ltd.	88,840	434
		728

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
China Water Affairs Group Ltd.	430,000	$338
		3,774
Hungary (0.3%):
Financials (0.3%):
OTP Bank Nyrt (a)	16,529	498

India (2.7%):
Energy (0.6%):
Reliance Industries Ltd.	30,831	935

Financials (0.6%):
HDFC Bank Ltd. (a)	33,150	487
Muthoot Finance Ltd.	28,247	435
		922
Health Care (0.7%):
Ipca Laboratories Ltd.	36,290	1,068

Information Technology (0.5%):
HCL Technologies Ltd.	71,053	784

Utilities (0.3%):
Power Grid Corp. of India Ltd.	174,953	386
		4,095
Indonesia (0.3%):
Communication Services (0.3%):
PT Sarana Menara Nusantara Tbk	6,579,900	461

Ireland (0.7%):
Health Care (0.7%):
ICON PLC (a)	5,812	1,111

Italy (1.4%):
Industrials (0.2%):
Leonardo SpA	64,306	375

Utilities (1.2%):
ACEA SpA	27,039	569
Enel SpA	140,077	1,215
		1,784
		2,159
Japan (16.2%):
Communication Services (2.1%):
KDDI Corp.	27,800	699
Nexon Co. Ltd.	33,900	846
Nintendo Co. Ltd.	1,700	963
Nippon Telegraph & Telephone Corp.	35,100	717
		3,225
Consumer Discretionary (3.0%):
Nitori Holdings Co. Ltd.	2,300	477
Sony Corp.	33,100	2,537
Toyo Tire Corp.	32,100	520
Toyota Motor Corp.	16,500	1,096
		4,630
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd.	16,600	877

Financials (1.8%):
Mizuho Financial Group, Inc.	34,610	432
Nomura Holdings, Inc.	97,200	444
ORIX Corp.	64,500	806
Shinsei Bank Ltd.	27,500	340
Sumitomo Mitsui Financial Group, Inc.	16,925	473
Sumitomo Mitsui Trust Holdings, Inc.	11,500	306
		2,801

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (1.1%):
Astellas Pharma, Inc.	50,400	$751
Ono Pharmaceutical Co. Ltd.	17,500	551
Shionogi & Co. Ltd.	8,000	428
		1,730
Industrials (3.1%):
ITOCHU Corp. (b)	58,800	1,506
Mitsubishi Electric Corp.	40,300	547
Mitsui & Co. Ltd.	35,900	617
Obayashi Corp.	48,600	444
Secom Co. Ltd.	7,100	650
Taisei Corp.	13,400	453
Yamato Holdings Co. Ltd.	17,500	461
		4,678
Information Technology (2.7%):
Anritsu Corp. (b)	22,200	506
Fujitsu Ltd.	6,400	874
Hitachi Ltd.	15,700	532
Murata Manufacturing Co. Ltd.	13,800	897
Obic Co. Ltd.	3,500	616
Tokyo Electron Ltd.	2,400	627
		4,052
Materials (0.9%):
Rengo Co. Ltd.	52,700	398
Shin-Etsu Chemical Co. Ltd.	4,000	524
Tosoh Corp.	30,400	494
		1,416
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	17,500	449
Open House Co. Ltd.	13,000	471
		920
Utilities (0.3%):
The Kansai Electric Power Co., Inc.	38,200	370
		24,699
Jersey (0.6%):
Consumer Discretionary (0.3%):
boohoo Group PLC (a)	85,270	412

Materials (0.3%):
Centamin PLC	216,080	564
		976
Korea, Republic Of (3.2%):
Consumer Staples (0.6%):
Hite Jinro Co. Ltd.	14,267	442
Orion Corp.	4,785	536
		978
Health Care (0.8%):
Seegene, Inc.	5,298	1,195

Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	47,773	429

Information Technology (1.5%):
LG Innotek Co. Ltd.	6,947	917
Samsung Electronics Co. Ltd.	28,345	1,407
		2,324
		4,926
Malaysia (0.5%):
Financials (0.5%):
RHB Bank Bhd	679,300	748

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.3%):
Industrials (0.3%):
Grupo Aeroportuario del Centro Norte SAB de CV (a)	82,924	$381

Netherlands (3.5%):
Consumer Discretionary (0.7%):
Prosus NV (a)	11,370	1,049

Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	41,980	1,241

Financials (1.1%):
Euronext NV (c)	6,481	812
ING Groep NV (a)	39,144	279
NN Group NV	15,175	569
		1,660
Health Care (0.3%):
QIAGEN NV (a)	9,650	501

Industrials (0.3%):
Wolters Kluwer NV	5,683	485

Information Technology (0.3%):
ASML Holding NV	1,308	483
		5,419
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	18,549	409

Portugal (0.4%):
Communication Services (0.1%):
NOS SGPS SA	65,510	232

Energy (0.3%):
Galp Energia SGPS SA	43,806	407
		639
Russian Federation (0.9%):
Energy (0.3%):
LUKOIL PJSC, ADR	9,388	543

Financials (0.3%):
Sberbank of Russia PJSC (a)	163,650	479

Materials (0.3%):
Polymetal International PLC	18,692	407
		1,429
Singapore (1.0%):
Consumer Staples (0.3%):
Wilmar International Ltd.	148,600	482

Financials (0.7%):
DBS Group Holdings Ltd.	28,000	412
Singapore Exchange Ltd.	87,900	593
		1,005
		1,487
South Africa (1.0%):
Communication Services (0.7%):
Naspers Ltd., Class N (a)	5,776	1,021

Materials (0.3%):
Kumba Iron Ore Ltd.	18,531	547
		1,568
Spain (1.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	15,693	434

Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	26,574	601

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.3%):
EDP Renovaveis SA	34,266	$569
		1,604
Sweden (3.7%):
Consumer Staples (1.1%):
Essity AB, Class B (a)	18,591	628
Swedish Match AB	12,455	1,019
		1,647
Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A (a)	56,632	503

Industrials (1.1%):
Sandvik AB (a)	24,803	485
SKF AB, Class B	26,098	539
Volvo AB, Class B	32,398	623
		1,647
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson, Class B	57,777	633

Materials (0.4%):
Boliden AB	22,451	666

Real Estate (0.4%):
Fastighets AB Balder, Class B (a)	11,531	584
		5,680
Switzerland (8.1%):
Consumer Staples (2.1%):
Coca-Cola HBC AG	13,148	325
Nestle SA, Registered Shares	23,968	2,853
		3,178
Financials (1.1%):
Julius Baer Group Ltd.	13,142	558
Swiss Life Holding AG	3,028	1,146
		1,704
Health Care (3.3%):
Lonza Group AG, Registered Shares	1,503	928
Novartis AG, Registered Shares	20,744	1,801
Roche Holding AG	6,713	2,300
		5,029
Information Technology (1.2%):
Logitech International SA, Class R	14,393	1,115
STMicroelectronics NV	25,396	779
		1,894
Materials (0.4%):
LafargeHolcim Ltd.	12,685	578
		12,383
Taiwan (3.8%):
Communication Services (0.3%):
International Games System Co. Ltd.	18,000	482

Financials (0.8%):
Chailease Holding Co. Ltd.	127,935	586
Fubon Financial Holding Co. Ltd.	445,000	647
		1,233
Information Technology (2.7%):
Radiant Opto-Electronics Corp.	176,000	675
Realtek Semiconductor Corp.	106,000	1,359
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	1,986
		4,020
		5,735
Thailand (0.3%):
Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	595,500	528

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United Arab Emirates (0.3%):
Financials (0.3%):
Emirates NBD Bank PJSC	170,646	$498

United Kingdom (7.4%):
Consumer Discretionary (0.6%):
Barratt Developments PLC	71,042	436
Fiat Chrysler Automobiles NV	37,073	455
		891
Consumer Staples (1.8%):
British American Tobacco PLC	20,996	753
Tate & Lyle PLC	58,965	506
Tesco PLC	373,691	1,025
Unilever PLC	7,712	475
		2,759
Energy (0.7%):
BP PLC	249,950	723
Cairn Energy PLC (a)	215,451	400
		1,123
Financials (1.4%):
3i Group PLC	80,574	1,035
Barclays PLC	240,291	303
Legal & General Group PLC	171,912	419
Standard Chartered PLC	92,237	424
		2,181
Health Care (1.1%):
AstraZeneca PLC	7,154	782
Hikma Pharmaceuticals PLC	26,034	872
		1,654
Industrials (1.0%):
Ashtead Group PLC	19,794	713
BAE Systems PLC	121,628	755
		1,468
Materials (0.8%):
Anglo American PLC	49,832	1,205
		11,281
United States (0.4%):
Consumer Discretionary (0.4%):
Yum China Holdings, Inc.	11,143	590

Total Common Stocks (Cost $139,298)		146,628

Preferred Stocks (1.3%)
Brazil (0.5%):
Communication Services (0.3%):
Telefonica Brasil SA	44,300	343

Energy (0.2%):
Petroleo Brasileiro SA	95,400	333
		676
Germany (0.8%):
Consumer Discretionary (0.8%):
Volkswagen AG (a)	8,001	1,287

Total Preferred Stocks (Cost $2,407)		1,963

Exchange-Traded Funds (1.6%)
United States (1.6%):
iShares Core MSCI EAFE ETF	31,216	1,882

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core MSCI Emerging Markets ETF	10,655	$562
		2,444
Total Exchange-Traded Funds (Cost $2,570)		2,444

Collateral for Securities Loaned^ (1.5%)
United States (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	53,198	53
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	831,527	832
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	369,937	370
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	211,688	212
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	951,792	952
Total Collateral for Securities Loaned (Cost $2,419)		2,419

Total Investments (Cost $146,694) — 100.3%		153,454
Liabilities in excess of other assets — (0.3)%		(534)
NET ASSETS - 100.00%		$152,920

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $3,954 (thousands) and amounted to 2.6% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Australia (6.8%):
Consumer Discretionary (0.8%):
Bapcor Ltd.	1,645,368	$8,089
JB Hi-Fi Ltd. (a)	315,169	10,714
		18,803
Energy (0.6%):
Beach Energy Ltd.	14,674,227	14,072

Financials (0.3%):
Magellan Financial Group Ltd.	161,163	6,646

Health Care (0.5%):
Ansell Ltd.	366,817	9,756

Industrials (0.7%):
Cleanaway Waste Management Ltd.	5,111,616	7,717
Seven Group Holdings Ltd.	658,648	8,552
		16,269
Information Technology (0.6%):
Appen Ltd. (a)	569,407	14,075

Materials (2.4%):
Mineral Resources Ltd.	1,261,285	22,744
OZ Minerals Ltd.	1,225,458	12,502
Saracen Mineral Holdings Ltd. (b)	2,824,916	10,618
Silver Lake Resources Ltd. (b)	4,627,047	7,765
		53,629
Real Estate (0.9%):
Charter Hall Group	1,742,502	15,632
Shopping Centres Australasia Property Group	3,254,513	4,978
		20,610
		153,860
Belgium (0.7%):
Real Estate (0.7%):
Warehouses De Pauw CVA	412,637	15,014

Canada (7.3%):
Consumer Discretionary (0.3%):
BRP, Inc.	141,573	7,480

Consumer Staples (0.6%):
Maple Leaf Foods, Inc. (a)	627,217	12,790

Energy (0.4%):
Parex Resources, Inc. (b)	937,973	9,884

Financials (0.4%):
Canadian Western Bank (a)	378,130	7,626

Industrials (1.2%):
Stantec, Inc.	388,298	11,791
TFI International, Inc.	336,977	14,093
		25,884
Information Technology (0.3%):
The Descartes Systems Group, Inc. (b)	133,494	7,605

Materials (2.0%):
B2Gold Corp. (a)	3,353,655	21,839
Pan American Silver Corp.	350,097	11,257
Stella-Jones, Inc.	195,745	6,631
Yamana Gold, Inc.	1,122,102	6,380
		46,107
Real Estate (1.4%):
Canadian Apartment Properties REIT (a)	224,916	7,847
Real Matters, Inc. (a)(b)	773,400	15,074
Tricon Residential, Inc. (a)	1,137,605	9,433
		32,354

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.7%):
Northland Power, Inc. (a)	501,213	$15,164
		164,894
Cayman Islands (0.5%):
Health Care (0.5%):
The United Laboratories International Holdings Ltd.	10,240,000	10,591

Denmark (1.8%):
Consumer Staples (0.3%):
Royal Unibrew A/S	73,865	7,615

Health Care (1.0%):
Bavarian Nordic A/S (b)	287,456	8,889
GN Store Nord A/S	176,131	13,272
		22,161
Information Technology (0.5%):
Netcompany Group A/S (b)(c)	122,565	10,167
		39,943
Finland (1.7%):
Industrials (1.1%):
Metso Outotec Oyj	1,717,496	11,967
Valmet Oyj	497,125	12,261
		24,228
Information Technology (0.3%):
TietoEVRY Oyj	293,495	8,114

Materials (0.3%):
Kemira Oyj	511,882	6,520
		38,862
France (6.1%):
Consumer Discretionary (0.8%):
Faurecia SE	170,012	7,327
SEB SA	61,859	10,062
		17,389
Financials (0.3%):
SCOR SE (b)	249,612	6,949

Health Care (0.2%):
Korian SA	160,142	5,611

Industrials (2.6%):
Alstom SA (b)	165,516	8,267
Eiffage SA	207,427	16,927
Nexans SA	254,188	14,684
Teleperformance	61,487	18,954
		58,832
Information Technology (1.4%):
SOITEC (b)	71,296	10,265
Sopra Steria Group	64,149	10,168
Worldline SA (a)(b)(c)	132,973	10,887
		31,320
Materials (0.5%):
Arkema SA	113,395	12,021

Utilities (0.3%):
Rubis SCA	142,855	5,719
		137,841
Germany (7.4%):
Communication Services (0.4%):
United Internet AG, Registered Shares	235,193	8,993

Consumer Discretionary (0.8%):
HelloFresh SE (b)	325,016	18,060

Consumer Staples (0.5%):
Suedzucker AG	529,811	10,247

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.2%):
DWS Group GmbH & Co. KGaA (b)(c)	162,569	$5,602

Health Care (1.0%):
Carl Zeiss Meditec AG (a)	83,572	10,554
Gerresheimer AG	117,923	13,189
		23,743
Industrials (1.5%):
Brenntag AG	166,390	10,578
KION Group AG	155,767	13,299
Rheinmetall AG	102,711	9,211
		33,088
Information Technology (0.8%):
Bechtle AG	86,279	17,456

Materials (0.4%):
Aurubis AG	123,556	8,405

Real Estate (1.3%):
alstria office REIT-AG	771,742	10,722
TAG Immobilien AG	607,811	18,326
		29,048
Utilities (0.5%):
Encavis AG (a)	632,961	12,392
		167,034
Hong Kong (0.7%):
Consumer Discretionary (0.5%):
Xinyi Glass Holdings Ltd.	5,022,000	10,157

Utilities (0.2%):
Towngas China Co. Ltd.	12,454,000	5,155
		15,312
Ireland (0.7%):
Consumer Discretionary (0.2%):
Dalata Hotel Group PLC	1,577,552	4,574

Health Care (0.5%):
UDG Healthcare PLC	1,268,285	12,613
		17,187
Isle of Man (0.6%):
Consumer Discretionary (0.6%):
GVC Holdings PLC (b)	1,031,293	12,914

Israel (0.6%):
Financials (0.3%):
Israel Discount Bank Ltd., Class A	2,038,967	5,503

Health Care (0.3%):
Inmode Ltd. (a)(b)	211,819	7,664
		13,167
Italy (3.1%):
Financials (0.3%):
Banca Mediolanum SpA	934,779	6,730

Health Care (0.8%):
Amplifon SpA (a)	306,188	10,948
DiaSorin SpA	39,695	7,986
		18,934
Industrials (0.3%):
Interpump Group SpA	211,355	7,837

Information Technology (0.6%):
Reply SpA	115,394	13,298

Materials (0.5%):
Buzzi Unicem SpA	513,474	11,928

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.6%):
ACEA SpA	597,929	$12,574
		71,301
Japan (22.3%):
Communication Services (1.3%):
Capcom Co. Ltd.	307,400	17,158
Internet Initiative Japan, Inc.	291,300	13,116
		30,274
Consumer Discretionary (3.8%):
ASKUL Corp.	262,900	10,741
Komeri Co. Ltd. (a)	299,500	9,467
Paltac Corp.	197,500	9,991
Resorttrust, Inc.	367,500	5,601
Starts Corp., Inc.	293,400	6,444
Sumitomo Forestry Co. Ltd.	531,900	8,490
Sushiro Global Holdings Ltd.	584,500	14,868
Tokyotokeiba Co. Ltd.	151,100	7,676
Toyo Tire Corp.	733,400	11,882
		85,160
Consumer Staples (1.6%):
Morinaga Milk Industry Co. Ltd.	134,900	7,114
Nichirei Corp.	294,600	7,792
Valor Holdings Co. Ltd.	367,400	10,170
Yaoko Co. Ltd. (a)	144,300	10,718
		35,794
Financials (1.2%):
North Pacific Bank Ltd.	3,180,100	6,937
The Shiga Bank Ltd.	374,700	8,788
Zenkoku Hosho Co. Ltd.	292,100	11,545
		27,270
Health Care (2.1%):
Eiken Chemical Co. Ltd.	558,900	11,260
Japan Lifeline Co. Ltd.	429,100	5,694
Nikkiso Co. Ltd.	699,400	7,131
Sawai Pharmaceutical Co. Ltd.	231,900	11,703
Ship Healthcare Holdings, Inc.	225,100	11,024
		46,812
Industrials (5.0%):
BayCurrent Consulting, Inc.	93,800	13,086
Bell System24 Holdings, Inc.	423,300	7,143
Daihen Corp.	210,200	8,566
Fuji Corp. (a)	613,900	12,168
FULLCAST Holdings Co. Ltd.	409,600	6,722
Kanamoto Co. Ltd.	323,200	7,370
Kintetsu World Express, Inc.	491,800	10,484
Kumagai Gumi Co. Ltd.	262,200	6,757
Penta-Ocean Construction Co. Ltd.	1,710,300	11,215
Sankyu, Inc.	187,400	7,402
Sanwa Holdings Corp.	847,000	8,982
Takeuchi Manufacturing Co. Ltd.	370,200	7,364
Toda Corp.	1,001,400	6,874
		114,133
Information Technology (3.6%):
Anritsu Corp. (a)	620,300	14,137
Fuji Soft, Inc.	164,800	8,499
Lasertec Corp.	161,500	13,277
NEC Networks & System Integration Corp.	383,900	7,381
Net One Systems Co. Ltd.	360,300	16,372
Shinko Electric Industries Co. Ltd.	777,700	13,630
Taiyo Yuden Co. Ltd. (a)	292,700	9,221
		82,517
Materials (1.9%):
Denka Co. Ltd.	375,100	11,423
Fuso Chemical Co. Ltd.	203,700	7,217
Lintec Corp.	234,100	5,452

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rengo Co. Ltd.	1,617,200	$12,226
Tokyo Steel Manufacturing Co. Ltd.	1,084,000	7,388
		43,706
Real Estate (1.8%):
Invincible Investment Corp.	17,757	5,305
Kenedix Office Investment Corp.	1,395	8,369
Nippon Accommodations Fund, Inc.	1,984	11,453
Open House Co. Ltd.	415,300	15,048
		40,175
		505,841
Jersey (0.3%):
Materials (0.3%):
Centamin PLC	2,926,513	7,639

Korea, Republic Of (5.8%):
Communication Services (0.8%):
Echo Marketing, Inc.	306,017	7,202
Neowiz (b)	497,993	10,886
		18,088
Consumer Discretionary (0.5%):
Coway Co. Ltd.	99,683	6,781
GS Home Shopping, Inc.	41,755	4,607
		11,388
Consumer Staples (0.6%):
Hite Jinro Co. Ltd.	185,062	5,727
Maeil Dairies Co. Ltd.	111,241	6,435
		12,162

Health Care (1.7%):
Seegene, Inc.	174,164	39,277

Industrials (0.2%):
Samsung Engineering Co. Ltd. (b)	556,559	5,001

Information Technology (1.3%):
Douzone Bizon Co. Ltd.	148,319	13,219
Partron Co. Ltd.	933,151	8,078
SFA Engineering Corp.	245,139	7,981
		29,278
Materials (0.7%):
Soulbrain Co. Ltd. (b)	84,450	15,651
		130,845
Luxembourg (0.7%):
Consumer Discretionary (0.7%):
B&M European Value Retail SA	2,433,166	15,509

Netherlands (4.7%):
Consumer Discretionary (0.3%):
Just Eat Takeaway.com NV (a)(b)(c)	53,095	5,943

Energy (0.4%):
SBM Offshore NV	560,474	8,939

Financials (1.7%):
ASR Nederland NV	317,510	10,678
Euronext NV (c)	162,988	20,414
Flow Traders (c)	208,303	8,323
		39,415
Health Care (0.5%):
Argenx SE (b)	41,467	10,953

Industrials (0.9%):
Intertrust NV (c)	425,878	7,249
Signify NV (c)	355,928	13,163
		20,412

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.9%):
ASM International NV	148,436	$21,275
		106,937
Norway (0.5%):
Financials (0.2%):
Sparebanken Vest	847,307	5,709

Real Estate (0.3%):
Entra ASA (a)(c)	487,229	6,851
		12,560
Singapore (1.3%):
Health Care (0.4%):
Riverstone Holdings Ltd. (a)	3,422,100	8,807

Information Technology (0.3%):
AEM Holdings Ltd.	2,710,100	7,730

Real Estate (0.6%):
Frasers Logistics & Commercial Trust (a)	12,340,300	12,638
		29,175
Spain (1.6%):
Consumer Staples (0.2%):
Viscofan SA	87,634	5,836

Financials (0.3%):
Bankinter SA	1,440,545	6,201

Health Care (0.3%):
Pharma Mar SA	51,022	6,472

Industrials (0.5%):
Applus Services SA	533,144	3,988
Cia de Distribucion Integral Logista Holdings SA	401,197	6,847
		10,835
Real Estate (0.3%):
Merlin Properties Socimi SA	891,559	7,436
		36,780
Sweden (4.2%):
Communication Services (1.2%):
Nordic Entertainment Group AB, Class B	196,215	8,310
Stillfront Group AB (b)	158,710	19,833
		28,143
Consumer Discretionary (1.0%):
Dometic Group AB (c)	869,024	10,734
Evolution Gaming Group AB (c)	170,214	11,251
		21,985
Health Care (0.9%):
Getinge AB, Class B	513,403	11,176
Recipharm AB, Class B (a)(b)	538,374	9,345
		20,521
Industrials (0.3%):
Peab AB, Class B (b)	762,465	7,644

Real Estate (0.8%):
Wihlborgs Fastigheter AB	872,417	17,235
		95,528
Switzerland (7.3%):
Consumer Discretionary (0.4%):
Forbo Holding AG, Registered Shares	5,576	9,152

Consumer Staples (0.3%):
Coca-Cola HBC AG	259,520	6,407

Financials (2.2%):
Cembra Money Bank AG	51,002	6,055
Helvetia Holding AG, Registered Shares	46,940	4,000
Julius Baer Group Ltd.	316,140	13,431
Swiss Life Holding AG	41,845	15,838

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vontobel Holding AG, Class R	174,895	$11,544
		50,868
Health Care (0.5%):
Tecan Group AG, Class R	20,927	10,410

Industrials (1.6%):
Adecco Group AG	175,953	9,287
Bucher Industries AG, Registered Shares	21,654	8,251
Sulzer AG, Registered Shares	123,202	9,905
Wizz Air Holdings PLC (b)(c)	232,234	9,307
		36,750
Information Technology (1.6%):
Logitech International SA, Class R	481,408	37,301

Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares	121,372	14,666
		165,554
United Kingdom (10.9%):
Communication Services (1.4%):
Auto Trader Group PLC (c)	1,076,974	7,818
Future PLC (a)	606,124	15,173
Gamma Communications PLC	371,568	7,896
		30,887
Consumer Discretionary (1.1%):
Gamesys Group PLC	636,470	9,784
Pets at Home Group PLC	1,729,924	9,455
Redrow PLC	1,264,348	6,577
		25,816
Consumer Staples (1.1%):
Cranswick PLC	179,319	8,390
Stock Spirits Group PLC	2,437,393	6,783
Tate & Lyle PLC	1,175,216	10,084
		25,257
Energy (0.4%):
Cairn Energy PLC (b)	5,308,844	9,850

Financials (0.9%):
IG Group Holdings PLC	583,781	5,962
Intermediate Capital Group PLC	386,194	5,938
OneSavings Bank PLC	2,091,565	7,520
		19,420
Health Care (0.6%):
Hikma Pharmaceuticals PLC	397,046	13,305

Industrials (1.6%):
G4S PLC (b)	3,584,231	9,243
HomeServe PLC	482,802	7,692
IMI PLC	689,898	9,305
Ultra Electronics Holdings PLC	325,238	8,738
		34,978
Information Technology (2.0%):
Avast PLC (c)	1,278,403	8,678
Computacenter PLC	547,426	16,713
Electrocomponents PLC	844,919	7,743
Spirent Communications PLC	3,165,759	11,639
		44,773
Real Estate (1.5%):
LondonMetric Property PLC	3,765,533	10,768
Safestore Holdings PLC	1,559,654	15,661
The Unite Group PLC	724,850	7,836
		34,265
Utilities (0.3%):
Atlantica Sustainable Infrastructure PLC	259,750	7,431
		245,982

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United States (0.4%):
Industrials (0.4%):
Reliance Worldwide Corp. Ltd.	3,324,642	$9,189

Total Common Stocks (Cost $1,746,529)		2,219,459

Exchange-Traded Funds (0.5%)
United States (0.5%):
Vanguard FTSE Developed Markets ETF	270,445	11,062

Total Exchange-Traded Funds (Cost $9,712)		11,062

Collateral for Securities Loaned^ (4.5%)
United States (4.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	2,268,837	2,269
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	35,463,816	35,464
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	15,777,438	15,777
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	9,028,302	9,028
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	40,593,007	40,593
Total Collateral for Securities Loaned (Cost $103,131)		103,131

Total Investments (Cost $1,859,372) — 103.0%		2,333,652
Liabilities in excess of other assets — (3.0)%		(68,947)
NET ASSETS - 100.00%		$2,264,705

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $136,387 (thousands) and amounted to 6.0% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (2.5%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 1.00%(LIBOR01M+86bps), 1/25/35, Callable 10/25/20 @ 100(a)	$135	$135
Home Equity Asset Trust, Series 2005-2, Class M5, 1.24%(LIBOR01M+110bps), 7/25/35, Callable 10/25/20 @ 100(a)	612	609
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 1.12%(LIBOR01M+98bps), 10/25/34, Callable 10/25/20 @ 100(a)	63	63
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100(b)	131	132
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 2/20/21 @ 100(b)(c)	525	527
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	295	299

Total Asset-Backed Securities (Cost $1,737)		1,765

Collateralized Mortgage Obligations (1.2%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	290	307
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53	257	278
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	268

Total Collateralized Mortgage Obligations (Cost $839)		853

Preferred Stocks (0.3%)
Financials (0.1%):
AMG Capital Trust II, 5.15%, 10/15/37	585	27
KKR & Co., Inc., Series C, 6.00%, 9/15/23(d)	290	15
Wells Fargo & Co., Series L, 7.50%(e)	20	27
		69
Industrials (0.0%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	295	30

Utilities (0.2%):
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	295	30
DTE Energy Co., 6.25%, 11/1/22	650	29
NextEra Energy, Inc., 5.28%, 3/1/23	705	33
		92
Total Preferred Stocks (Cost $194)		191

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (48.0%)
Communication Services (2.3%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$184	$172
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	129	149
1.65%, 2/1/28, Callable 12/1/27 @ 100	117	117
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	312	389
CenturyLink, Inc., 6.75%, 12/1/23	115	126
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	150	168
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	129
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (c)	143	147
Verizon Communications, Inc.
5.15%, 9/15/23 (b)(f)	142	161
3.38%, 2/15/25 (b)	116	129
		1,687
Consumer Discretionary (4.5%):
Booking Holdings, Inc., 0.75%, 5/1/25 (c)(f)	24	31
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	708
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	114
General Motors Co., 4.88%, 10/2/23 (b)	229	249
Hasbro, Inc.
2.60%, 11/19/22	300	309
6.35%, 3/15/40	160	189
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	110	113
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	130	134
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	112	114
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	239
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	245
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	268	283
3.00%, 5/15/30, Callable 11/15/29 @ 100	267	288
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	171
		3,187

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (3.1%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	$202	$232
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	197
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (b)	70	72
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	132
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	363	374
Keurig Dr Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100 (b)	340	370
5.09%, 5/25/48, Callable 11/25/47 @ 100	70	94
Reynolds American, Inc., 6.15%, 9/15/43 (b)	175	219
The Coca-Cola Co., 2.95%, 3/25/25	263	289
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	185
		2,164
Energy (3.3%):
Chevron USA, Inc., 1.02%, 8/12/27, Callable 6/12/27 @ 100	320	320
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	234	223
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	248	247
HollyFrontier Corp., 2.63%, 10/1/23	265	265
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	229	237
Pioneer Natural Resources Co.
0.25%, 5/15/25 (c)	25	28
1.90%, 8/15/30, Callable 5/15/30 @ 100	251	236
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (b)	245	249
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	102	112
10.50%, 3/15/39	195	320
		2,237
Financials (14.0%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	335	371
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	46
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	130	146
4.90%, 9/15/44, Callable 3/15/44 @ 100	204	258
Ares Capital Corp., 4.63%, 3/1/24	30	31
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21 (a)(b)(f)	265	265
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	526
4.20%, 8/26/24, MTN (b)	160	178
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	205	227
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	224	243

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cincinnati Financial Corp., 6.13%, 11/1/34	$230	$327
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	363	375
3.88%, 3/26/25	108	119
4.60%, 3/9/26 (b)	232	265
4.45%, 9/29/27 (b)	108	125
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)(f)	94	110
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	133
3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)	584	638
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	289
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	117
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	251
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	425	467
5.60%, 7/15/41	87	127
Morgan Stanley
4.88%, 11/1/22 (b)	303	328
3.13%, 7/27/26, MTN	545	602
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	373	416
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	266
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	301
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	496
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	195	213
Wells Fargo & Co.
3.45%, 2/13/23	585	620
4.30%, 7/22/27, MTN	410	470
4.90%, 11/17/45 (b)	155	196
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	249
		9,791
Health Care (5.3%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (b)	317	320
3.20%, 11/21/29, Callable 8/21/29 @ 100 (b)(c)	285	314
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	250	309
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	148	157
2.75%, 10/15/42	10	38
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	109	124
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	455	530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	$168	$176
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	660	683
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	219
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (c)	260	262
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (b)	135	141
Illumina, Inc., 0.50%, 6/15/21 (f)	20	26
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	135	134
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	137
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (c)	102	101
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (c)	95	98
		3,769
Industrials (4.6%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	150	160
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	195	216
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (b)	275	266
Fortive Corp., 0.88%, 2/15/22	22	22
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	420	458
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100	82	88
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	238	262
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	148
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	226	228
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100 (f)	165	191
6.25%, 12/1/37	155	229
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (b)	379	416
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (c)	130	129
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	140
Southwest Airlines Co., 1.25%, 5/1/25	25	33
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	279	309
		3,295
Information Technology (5.7%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	162
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (b)(f)	160	165
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (b)	132	142
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	371
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	384
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	30	29
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	228	255
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	166	199

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Micron Technology, Inc.
4.19%, 2/15/27, Callable 12/15/26 @ 100	$124	$141
5.33%, 2/6/29, Callable 11/6/28 @ 100	300	361
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (c)	87	87
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	157
Novellus Systems, Inc., 2.63%, 5/15/41	3	31
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	168
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	415	429
ServiceNow, Inc., 6/1/22	5	18
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	211
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	265
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	375
Western Digital Corp., 1.50%, 2/1/24	30	29
		3,979
Materials (1.0%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (b)	210	226
Nucor Corp.
2.00%, 6/1/25, Callable 5/1/25 @ 100	160	168
4.40%, 5/1/48, Callable 11/1/47 @ 100	102	132
Southern Copper Corp., 5.25%, 11/8/42 (b)(f)	95	120
Steel Dynamics, Inc., 2.40%, 6/15/25, Callable 5/15/25 @ 100	50	52
		698
Real Estate (1.8%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	159	169
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	630	655
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (c)	108	113
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	339
		1,276
Utilities (2.4%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	274
Consolidated Edison, Inc., 6.30%, 8/15/37 (f)	250	363
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (b)	310	326
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	246
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	194
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (c)	287	302
		1,705

Total Corporate Bonds (Cost $31,873)		33,788

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.3%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.47% (LIBOR01M+132bps), 10/25/32, Callable 10/25/20 @ 100(a)	$102	$100
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/23 @ 100(b)(c)(g)	88	89

Total Residential Mortgage-Backed Securities (Cost $190)		189

Yankee Dollars (7.7%)
Communication Services (0.8%):
Vodafone Group PLC
3.75%, 1/16/24	321	350
5.25%, 5/30/48	193	249
		599
Consumer Discretionary (0.8%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	460	505

Consumer Staples (2.1%):
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)(c)	670	700
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)(c)	574	590
2.25%, 10/16/24, Callable 9/16/24 @ 100 (c)	200	209
		1,499
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	146
Ecopetrol SA, 5.88%, 9/18/23 (b)	325	357
Statoil ASA, 3.95%, 5/15/43	100	117
		620
Financials (1.9%):
Barclays Bank PLC, 2/4/25 (b)	30	37
Enel Finance International NV, 2.88%, 5/25/22 (b)(c)	415	429
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (c)(f)	155	211
4.20%, 5/13/50, Callable 11/13/49 @ 100 (c)	110	128
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (c)	300	328

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	$195	$203
		1,336
Industrials (0.1%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	97

Information Technology (0.2%):
Tyco Electronics Group SA, 7.13%, 10/1/37	82	124

Materials (0.5%):
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190	215
5.20%, 11/2/40 (f)	75	106
		321
Utilities (0.4%):
Iberdrola International BV
6.75%, 9/15/33	50	68
6.75%, 7/15/36	152	219
		287
Total Yankee Dollars (Cost $5,072)		5,388

U.S. Government Mortgage-Backed Agencies (30.4%)
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 (b)	14	16
7.50%, 8/1/29 (b)	9	10
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (b)	638	669
5.00%, 7/1/39 (b)	607	693
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (b)	633	665
Series 4444, Class CH, 3.00%, 1/15/41 - 10/1/46 (b)	1,193	1,245
Series 4049, Class AB, 2.75%, 12/15/41 (b)	115	118
Series 4494, Class JA, 3.75%, 5/15/42 (b)	527	547
4.50%, 7/1/44 - 12/1/45 (b)	1,128	1,267
		5,230
Federal National Mortgage Association
3.50%, 2/1/32 - 12/25/50	4,083	4,320
6.00%, 2/1/37 (b)	113	132
Series 2011-21, Class PA, 4.50%, 5/25/40 - 5/1/50 (b)	628	670
3.00%, 6/1/40 - 5/1/48	5,293	5,627
2.50%, 7/1/40 - 12/25/47	1,925	2,025

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	$307	$319
Series 2015-61, Class PV, 3.50%, 5/25/44 (b)(g)	772	856
4.00%, 3/1/47 - 6/1/49	1,636	1,768
		15,717
Government National Mortgage Association
3.00%, 8/20/50	359	379

Total U.S. Government Mortgage-Backed Agencies (Cost $20,592)		21,326

U.S. Treasury Obligations (5.6%)
U.S. Treasury Bonds, 1.25%, 5/15/50	1,450	1,377
U.S. Treasury Notes
2.00%, 8/15/25 (b)	450	488
0.25%, 8/31/25	1,245	1,244
0.63%, 5/15/30	450	449
0.63%, 8/15/30	383	381
Total U.S. Treasury Obligations (Cost $3,976)		3,939

Collateral for Securities Loaned^ (2.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(h)	30,394	30
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(h)	475,077	475
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(h)	211,356	211
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(h)	120,944	121
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(h)	543,788	544
Total Collateral for Securities Loaned (Cost $1,382)		1,382
Total Investments (Cost $65,855) — 98.0%		68,821
Other assets in excess of liabilities — 2.0%		1,418
NET ASSETS - 100.00%		$70,239

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $4,823 (thousands) and amounted to 6.9% of net assets.
(d)	Non-income producing security.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	All or a portion of this security is on loan.
(g)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(h)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	6	12/31/20	$1,325,739	$1,325,765	$26
5-Year U.S. Treasury Note Futures	26	12/31/20	3,276,700	3,276,813	113
Ultra Long Term U.S. Treasury Bond Futures	12	12/21/20	2,641,402	2,661,750	20,348
					$20,487

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	11	12/21/20	$1,534,416	$1,534,844	$(428)

	Total unrealized appreciation				$20,487
	Total unrealized depreciation				(428)
	Total net unrealized appreciation (depreciation)				$20,059

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

(Amounts not in thousands)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 34	5.00%	6/20/25	Quarterly	3.80%	$2,300,000	$117,162	$133,400	$(16,238)
						$117,162	$133,400	$(16,238)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Australia (5.7%):
Financials (1.3%):
Macquarie Group Ltd.	48,034	$4,162,931

Health Care (1.5%):
CSL Ltd.	23,928	4,941,706

Materials (2.0%):
BHP Group Ltd.	250,230	6,463,004

Real Estate (0.9%):
Scentre Group	1,850,629	2,945,867
		18,513,508
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	37,110	2,887,013

China (2.1%):
Communication Services (1.2%):
Tencent Holdings Ltd.	57,500	3,883,870

Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	629,500	2,987,336
		6,871,206
Denmark (1.4%):
Consumer Staples (1.4%):
Royal Unibrew A/S	43,853	4,520,904

France (9.4%):
Consumer Discretionary (4.2%):
Cie Generale des Etablissements Michelin SCA	30,130	3,233,984
Faurecia SE	80,697	3,477,968
LVMH Moet Hennessy Louis Vuitton SE	14,821	6,933,902
		13,645,854
Energy (1.7%):
Gaztransport Et Technigaz SA	23,471	2,237,981
TOTAL SE	93,104	3,197,036
		5,435,017
Information Technology (1.8%):
Capgemini SE	46,184	5,924,464

Materials (1.7%):
Arkema SA	52,318	5,546,293
		30,551,628
Germany (8.9%):
Financials (1.6%):
Allianz SE	27,192	5,218,312

Industrials (2.9%):
Siemens AG, Registered Shares	57,049	7,203,779
Washtec AG (a)	50,742	2,200,140
		9,403,919
Information Technology (2.7%):
SAP SE	55,553	8,649,547

Real Estate (1.5%):
Vonovia SE	69,438	4,759,596

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Siemens Energy AG (a)	27,607	$744,355
		28,775,729
Hong Kong (2.1%):
Financials (1.1%):
AIA Group Ltd.	360,000	3,578,551

Real Estate (1.0%):
CK Asset Holdings Ltd.	640,500	3,147,349
		6,725,900
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	94,516	3,550,709

Italy (4.5%):
Financials (1.1%):
Banca Generali SpA (a)	113,327	3,446,240

Health Care (1.2%):
Recordati Industria Chimica e Farmaceutica SpA	79,594	4,076,703

Utilities (2.2%):
Enel SpA	829,803	7,198,413
		14,721,356
Japan (22.7%):
Communication Services (1.8%):
Capcom Co. Ltd.	52,400	2,924,784
Kakaku.com, Inc.	108,200	2,852,980
		5,777,764
Consumer Discretionary (3.3%):
Hikari Tsushin, Inc.	10,500	2,505,539
Toyota Motor Corp.	124,200	8,244,329
		10,749,868
Consumer Staples (2.0%):
Kobe Bussan Co. Ltd.	51,400	2,831,060
Toyo Suisan Kaisha Ltd.	68,500	3,617,741
		6,448,801
Financials (1.8%):
JAFCO Group Co. Ltd.	41,300	1,744,206
Mitsubishi UFJ Financial Group, Inc.	554,900	2,214,854
Tokio Marine Holdings, Inc.	45,300	1,982,364
		5,941,424
Health Care (2.9%):
Hoya Corp.	53,900	6,087,056
Shionogi & Co. Ltd.	63,200	3,383,214
		9,470,270
Industrials (5.1%):
en-japan, Inc.	86,300	2,184,249
Fuji Electric Co. Ltd.	80,400	2,549,095
Hitachi Construction Machinery Co. Ltd. (b)	76,800	2,783,452
ITOCHU Corp. (b)	103,800	2,658,265
OKUMA Corp.	62,800	2,947,067
Sanwa Holdings Corp.	334,200	3,544,146
		16,666,274
Information Technology (4.0%):
Fujitsu Ltd.	46,500	6,353,625
Oracle Corp.	39,800	4,298,090

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Ulvac, Inc.	60,100	$2,190,369
		12,842,084
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	80,700	2,389,312

Utilities (1.0%):
Chubu Electric Power Co., Inc.	275,000	3,345,427
		73,631,224
Macau (0.3%):
Consumer Discretionary (0.3%):
Wynn Macau Ltd. (a)(b)	592,400	950,717

Netherlands (3.9%):
Communication Services (1.2%):
Koninklijke KPN NV	1,719,330	4,033,599

Financials (0.9%):
ING Groep NV (a)	408,051	2,911,847

Industrials (1.8%):
Wolters Kluwer NV	66,578	5,678,568
		12,624,014
New Zealand (1.0%):
Health Care (1.0%):
Fisher & Paykel Healthcare Corp. Ltd.	145,624	3,212,792

Norway (1.3%):
Energy (0.4%):
Aker BP ASA	88,583	1,385,535

Financials (0.9%):
SpareBank 1 SMN	324,583	2,935,763
		4,321,298
Spain (1.1%):
Communication Services (0.9%):
Telefonica SA	849,558	2,909,862

Financials (0.2%):
Banco Santander SA (b)	274,385	511,734
		3,421,596
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	94,290	3,936,741
Epiroc AB, Class B	147,684	2,050,814
		5,987,555
Switzerland (12.8%):
Consumer Staples (4.6%):
Nestle SA, Registered Shares	124,549	14,826,855

Financials (1.9%):
Cembra Money Bank AG	24,194	2,872,349
UBS Group AG, Registered Shares	313,892	3,508,038
		6,380,387
Health Care (6.3%):
Novartis AG, Registered Shares	102,073	8,864,825
Roche Holding AG	33,929	11,625,214
		20,490,039
		41,697,281

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United Kingdom (14.6%):
Consumer Discretionary (1.3%):
Next PLC	56,310	$4,316,312

Consumer Staples (4.1%):
Diageo PLC	146,536	5,032,373
Imperial Brands PLC	222,181	3,923,754
Unilever PLC	71,932	4,434,003
		13,390,130

Energy (1.6%):
BP PLC	872,266	2,522,100
Royal Dutch Shell PLC, Class A	214,181	2,673,189
		5,195,289

Financials (2.3%):
Close Brothers Group PLC	174,178	2,290,626
HSBC Holdings PLC	384,893	1,505,517
Legal & General Group PLC	1,474,651	3,596,679
		7,392,822

Health Care (0.9%):
Smith & Nephew PLC	145,890	2,857,349

Industrials (1.0%):
RELX PLC	143,625	3,196,212

Materials (3.4%):
Croda International PLC	20,018	1,614,462
Evraz PLC	486,927	2,167,822
Rio Tinto PLC	121,917	7,334,664
		11,116,948
		47,465,062
Total Common Stocks (Cost $306,241,041)		310,429,492

Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI EAFE ETF	75,807	4,825,115

Total Exchange-Traded Funds (Cost $4,430,272)		4,825,115

Collateral for Securities Loaned^ (1.4%)
United States (1.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (c)	100,995	100,995
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (c)	1,578,640	1,578,640
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (c)	702,319	702,319
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (c)	401,887	401,887
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (c)	1,806,961	1,806,961
Total Collateral for Securities Loaned (Cost $4,590,802)		4,590,802

Total Investments (Cost $315,262,115) — 98.5%		319,845,409
Other assets in excess of liabilities — 1.5%		4,731,736
NET ASSETS - 100.00%		$324,577,145

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Australia (2.0%):
Financials (0.9%):
Macquarie Group Ltd.	15,480	$1,341,595

Health Care (1.1%):
CSL Ltd.	7,995	1,651,159
		2,992,754
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	13,120	1,020,685

Bermuda (1.1%):
Industrials (1.1%):
Triton International Ltd.	39,330	1,599,551

Canada (1.7%):
Energy (0.5%):
Parex Resources, Inc. (a)	67,388	710,120

Industrials (0.8%):
Canadian Pacific Railway Ltd.	3,730	1,134,773

Materials (0.4%):
Kirkland Lake Gold Ltd.	14,182	692,376
		2,537,269
China (3.7%):
Communication Services (1.8%):
Tencent Holdings Ltd.	39,300	2,654,541

Consumer Staples (1.0%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	59,949	1,432,557

Financials (0.9%):
Industrial & Commercial Bank of China Ltd., Class H	2,657,000	1,384,065
		5,471,163
Denmark (1.0%):
Consumer Staples (1.0%):
Royal Unibrew A/S	14,179	1,461,745

France (3.9%):
Consumer Discretionary (1.2%):
Faurecia SE	28,726	1,238,065
LVMH Moet Hennessy Louis Vuitton SE	1,063	497,317
		1,735,382
Energy (1.1%):
Gaztransport Et Technigaz SA	10,847	1,034,271
TOTAL SE	16,778	576,129
		1,610,400
Financials (0.7%):
BNP Paribas SA	28,329	1,024,662

Materials (0.9%):
Arkema SA	12,719	1,348,356
		5,718,800
Germany (0.5%):
Industrials (0.5%):
Washtec AG (a)(b)	16,031	695,094

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Hong Kong (0.7%):
Energy (0.7%):
CNOOC Ltd.	1,099,957	$1,058,059

India (0.8%):
Consumer Staples (0.8%):
Nestle India Ltd.	5,539	1,195,444

Indonesia (0.6%):
Communication Services (0.6%):
PT Telekomunikasi Indonesia Persero Tbk	5,259,100	910,504

Ireland (1.5%):
Industrials (1.5%):
Eaton Corp. PLC	21,443	2,187,829

Italy (2.7%):
Financials (0.9%):
Banca Generali SpA (a)	43,050	1,309,138

Health Care (1.0%):
Recordati Industria Chimica e Farmaceutica SpA	27,449	1,405,902

Utilities (0.8%):
Enel SpA	143,053	1,240,963
		3,956,003
Japan (8.0%):
Communication Services (1.2%):
Capcom Co. Ltd.	15,100	842,829
Kakaku.com, Inc.	36,100	951,872
		1,794,701
Consumer Discretionary (1.3%):
Hikari Tsushin, Inc.	3,500	835,180
Toyota Motor Corp.	15,500	1,028,881
		1,864,061
Consumer Staples (1.1%):
Kobe Bussan Co. Ltd.	12,900	710,519
Toyo Suisan Kaisha Ltd.	18,700	987,617
		1,698,136
Financials (0.8%):
JAFCO Group Co. Ltd.	13,600	574,363
Mitsubishi UFJ Financial Group, Inc.	139,000	554,811
		1,129,174
Health Care (1.8%):
As One Corp.	8,679	1,243,597
Hoya Corp.	12,200	1,377,775
		2,621,372
Industrials (1.1%):
Hitachi Construction Machinery Co. Ltd. (b)	22,400	811,840
OKUMA Corp.	16,000	750,845
		1,562,685
Information Technology (0.7%):
Ulvac, Inc.	26,900	980,382
		11,650,511
Korea, Republic Of (1.6%):
Information Technology (1.6%):
Samsung Electronics Co. Ltd.	48,256	2,396,038

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Macau (0.3%):
Consumer Discretionary (0.3%):
Wynn Macau Ltd. (a)	281,200	$451,286

Mexico (0.7%):
Industrials (0.7%):
Promotora y Operadora de Infraestructura SAB de CV (a)	139,559	987,285

Netherlands (1.2%):
Industrials (1.2%):
Wolters Kluwer NV	20,195	1,722,471

New Zealand (0.9%):
Health Care (0.9%):
Fisher & Paykel Healthcare Corp. Ltd.	60,126	1,326,514

Norway (1.0%):
Energy (0.3%):
Aker BP ASA	21,662	338,817

Financials (0.7%):
SpareBank 1 SMN	115,925	1,048,510
		1,387,327
Singapore (0.8%):
Financials (0.8%):
Singapore Exchange Ltd.	181,900	1,227,170

Sweden (1.5%):
Industrials (1.5%):
Atlas Copco AB, Class B	19,879	829,976
Nolato AB, Class B (a)	14,373	1,394,958
		2,224,934
Switzerland (1.9%):
Health Care (1.9%):
Roche Holding AG	8,273	2,834,607

Taiwan (0.4%):
Financials (0.4%):
Cathay Financial Holding Co. Ltd.	444,000	594,439

United Kingdom (4.3%):
Consumer Discretionary (0.5%):
Next PLC	8,979	688,264

Consumer Staples (0.4%):
Imperial Brands PLC	31,455	555,501

Financials (0.6%):
Close Brothers Group PLC	68,416	899,743

Industrials (0.3%):
RELX PLC	21,710	483,132

Materials (2.5%):
Croda International PLC	5,405	435,916
Evraz PLC	231,809	1,032,025
Rio Tinto PLC	36,451	2,192,933
		3,660,874
		6,287,514

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United States (53.6%):
Communication Services (5.4%):
Alphabet, Inc., Class C (a)	1,738	$2,554,165
Facebook, Inc., Class A (a)	12,496	3,272,702
Verizon Communications, Inc.	35,360	2,103,567
		7,930,434
Consumer Discretionary (6.7%):
Amazon.com, Inc. (a)	1,649	5,192,256
McDonald's Corp.	11,236	2,466,189
Ross Stores, Inc.	12,564	1,172,472
The TJX Cos., Inc.	17,441	970,592
		9,801,509
Consumer Staples (4.8%):
Colgate-Palmolive Co.	30,085	2,321,058
PepsiCo, Inc.	18,316	2,538,597
The Estee Lauder Cos., Inc., Class A	9,635	2,102,839
		6,962,494
Energy (1.1%):
ConocoPhillips	31,377	1,030,421
Phillips 66	12,365	641,001
		1,671,422
Financials (7.1%):
Bank of America Corp.	82,520	1,987,907
JPMorgan Chase & Co.	23,372	2,250,022
MSCI, Inc.	3,851	1,373,960
S&P Global, Inc.	6,202	2,236,441
The PNC Financial Services Group, Inc.	8,412	924,563
The Progressive Corp.	16,931	1,602,858
		10,375,751
Health Care (6.2%):
Amedisys, Inc. (a)	5,590	1,321,644
Amgen, Inc.	8,185	2,080,300
CVS Health Corp.	14,599	852,581
Eli Lilly & Co.	14,024	2,075,832
Johnson & Johnson	18,419	2,742,221
		9,072,578
Industrials (2.7%):
3M Co.	8,044	1,288,488
HD Supply Holdings, Inc. (a)	31,387	1,294,400
Honeywell International, Inc.	8,777	1,444,782
		4,027,670
Information Technology (17.4%):
Apple, Inc.	59,011	6,834,064
Cisco Systems, Inc.	46,659	1,837,898
Mastercard, Inc., Class A	11,542	3,903,158
Microsoft Corp.	33,518	7,049,841
NVIDIA Corp.	5,762	3,118,510
Texas Instruments, Inc.	19,929	2,845,662
		25,589,133
Real Estate (1.1%):
Prologis, Inc.	15,446	1,554,176

Utilities (1.1%):
MGE Energy, Inc.	25,979	1,627,844
		78,613,011
Total Common Stocks (Cost $117,989,090)		142,508,007

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.5%)
Brazil (0.5%):
Financials (0.5%):
Itau Unibanco Holding SA	170,915	$684,817

Total Preferred Stocks (Cost $791,241)		684,817

Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares MSCI ACWI ETF (b)	21,964	1,755,363

Total Exchange-Traded Funds (Cost $1,687,700)		1,755,363

Collateral for Securities Loaned^ (1.5%)
United States (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (c)	48,746	48,746
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (c)	761,935	761,935
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (c)	338,976	338,976
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (c)	193,972	193,972
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (c)	872,135	872,135
Total Collateral for Securities Loaned (Cost $2,215,764)		2,215,764

Total Investments (Cost $122,683,795) — 100.3%		147,163,951
Liabilities in excess of other assets — (0.3)%		(481,866)
NET ASSETS - 100.00%		$146,682,085

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Brazil (4.3%):
Communication Services (0.4%):
TIM Participacoes SA	559,300	$1,300,767

Energy (0.7%):
Petroleo Brasileiro SA, ADR	332,333	2,366,211

Financials (1.1%):
Banco Bradesco SA, ADR	391,146	1,341,631
Banco do Brasil SA	443,600	2,339,851
		3,681,482
Industrials (0.8%):
Cia de Locacao das Americas	388,900	1,644,800
SIMPAR SA (a)	192,600	871,510
		2,516,310
Materials (0.8%):
Vale SA	252,500	2,657,871

Utilities (0.5%):
Neoenergia SA	562,900	1,702,082
		14,224,723
Cayman Islands (10.9%):
Communication Services (1.1%):
JOYY, Inc., ADR	16,768	1,352,675
Sea Ltd., ADR (a)	15,658	2,411,958
		3,764,633
Consumer Discretionary (3.7%):
Afya Ltd., Class A (a)	89,137	2,428,092
Meituan Dianping, Class B (a)	275,600	8,682,039
Minth Group Ltd.	276,000	1,205,260
		12,315,391
Consumer Staples (1.2%):
China Feihe Ltd. (b)	947,000	2,214,089
Yihai International Holding Ltd.	114,000	1,790,658
		4,004,747
Financials (0.5%):
XP, Inc., Class A (a)(c)	36,087	1,504,467

Industrials (0.6%):
Bizlink Holding, Inc.	251,000	1,971,907

Information Technology (3.8%):
GDS Holdings Ltd., ADR (a)(c)	20,892	1,709,592
Kingdee International Software Group Co. Ltd.	625,000	1,630,242
Weimob, Inc. (a)(b)	1,111,000	1,503,369
Xiaomi Corp., Class B (a)(b)	823,200	2,228,495
Xinyi Solar Holdings Ltd.	2,052,000	3,271,505
Zhen Ding Technology Holding Ltd.	471,000	2,067,534
		12,410,737
		35,971,882
Chile (0.0%):(d)
Financials (0.0%):(d)
Banco de Credito e Inversiones SA	1	31

China (31.7%):
Communication Services (7.6%):
Tencent Holdings Ltd.	369,315	24,945,592

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (13.7%):
Alibaba Group Holding Ltd., ADR (a)	111,214	$32,694,692
China East Education Holdings Ltd. (b)	737,500	1,607,188
China Yongda Automobiles Services Holdings Ltd.	1,349,000	1,610,662
Hisense Home Appliances Group Co. Ltd., Class A	909,700	1,661,246
JD.com, Inc., ADR (a)	67,677	5,252,412
Tongcheng-Elong Holdings Ltd. (a)	1,339,200	2,456,566
		45,282,766
Consumer Staples (0.8%):
Ausnutria Dairy Corp. Ltd.	933,000	1,487,403
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	129,900	1,256,417
		2,743,820
Energy (1.2%):
China Oilfield Services Ltd., Class H	2,030,000	1,420,832
CNOOC Ltd., ADR	25,289	2,429,009
		3,849,841
Financials (3.6%):
China Merchants Bank Co. Ltd., Class H	778,500	3,694,425
CSC Financial Co. Ltd., Class H (b)(c)	2,086,500	2,949,283
Ping An Insurance Group Co. of China Ltd.	508,000	5,273,641
		11,917,349
Health Care (0.8%):
Wuxi Biologics Cayman, Inc. (a)(b)	112,500	2,757,247

Industrials (2.0%):
Hangcha Group Co. Ltd., Class A	588,700	1,355,118
Sany Heavy Industry Co. Ltd., Class A	656,800	2,412,749
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,111,400	3,006,278
		6,774,145
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	389,000	2,694,414

Real Estate (1.2%):
China SCE Group Holdings Ltd.	4,953,000	2,231,414
Sunac China Holdings Ltd.	401,000	1,579,908
		3,811,322
		104,776,496
Colombia (0.6%):
Financials (0.6%):
Bancolombia SA, ADR (c)	75,543	1,930,124

Greece (0.7%):
Communication Services (0.3%):
Hellenic Telecommunications Organization SA	82,069	1,181,832

Financials (0.4%):
National Bank of Greece SA (a)	992,977	1,244,154
		2,425,986
Hong Kong (3.1%):
Consumer Discretionary (0.7%):
Geely Automobile Holdings Ltd.	1,048,000	2,102,378

Energy (0.6%):
Kunlun Energy Co. Ltd.	3,182,000	2,101,213

Health Care (0.5%):
Sino Biopharmaceutical Ltd.	1,444,500	1,581,841

Information Technology (0.5%):
Lenovo Group Ltd.	2,452,000	1,621,224

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
Shimao Group Holdings Ltd.	658,000	$2,745,229
		10,151,885
India (10.7%):
Consumer Staples (0.8%):
Hindustan Unilever Ltd.	93,251	2,620,784

Energy (2.4%):
Petronet LNG Ltd.	652,277	1,954,479
Reliance Industries Ltd.	203,011	6,157,317
		8,111,796
Financials (2.8%):
Bandhan Bank Ltd. (a)(b)	510,589	1,906,570
Cholamandalam Investment and Finance Co. Ltd.	491,156	1,666,470
Housing Development Finance Corp. Ltd.	167,438	3,969,001
Multi Commodity Exchange of India Ltd.	75,061	1,760,019
		9,302,060
Health Care (1.2%):
Dr. Reddy's Laboratories Ltd.	32,995	2,310,886
Sanofi India Ltd.	14,926	1,751,830
		4,062,716
Industrials (0.6%):
Escorts Ltd.	108,112	1,940,310

Information Technology (1.6%):
Infosys Technologies Ltd., ADR	374,946	5,178,004

Materials (1.3%):
Asian Paints Ltd.	49,095	1,322,931
Hindalco Industries Ltd.	1,230,283	2,939,875
		4,262,806
		35,478,476
Indonesia (1.0%):
Consumer Discretionary (0.4%):
PT Astra International Tbk	4,711,500	1,422,414

Financials (0.6%):
PT Bank Negara Indonesia Persero Tbk	6,055,500	1,821,377
		3,243,791
Isle of Man (0.4%):
Real Estate (0.4%):
NEPI Rockcastle PLC	323,940	1,335,370

Korea, Republic Of (13.8%):
Communication Services (1.0%):
NAVER Corp.	12,481	3,172,229

Consumer Discretionary (2.2%):
F&F Co. Ltd.	15,647	1,188,273
Kia Motors Corp.	89,291	3,581,355
LG Electronics, Inc.	29,318	2,296,958
		7,066,586
Consumer Staples (1.1%):
Cosmax, Inc.	18,929	1,873,025
Orion Corp.	14,469	1,621,551
		3,494,576
Financials (1.6%):
DB Insurance Co. Ltd.	44,040	1,702,293
Hana Financial Group, Inc.	84,139	2,021,623

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Samsung Securities Co. Ltd.	60,853	$1,590,477
		5,314,393
Health Care (0.7%):
Celltrion, Inc. (a)	10,479	2,305,398

Industrials (1.4%):
CJ Logistics Corp. (a)	7,744	1,174,399
CS Wind Corp.	19,832	1,681,310
LG Corp.	28,451	1,806,773
		4,662,482
Information Technology (4.9%):
LG Innotek Co. Ltd.	15,791	2,084,258
Samsung Electronics Co. Ltd.	286,172	14,209,199
		16,293,457
Materials (0.9%):
Kumho Petrochemical Co. Ltd.	19,343	1,814,944
SK Materials Co. Ltd.	6,628	1,287,363
		3,102,307
		45,411,428
Luxembourg (0.2%):
Materials (0.2%):
Ternium SA, ADR (a)	26,748	503,665

Malaysia (0.6%):
Health Care (0.6%):
Top Glove Corp. Bhd	1,013,400	2,033,099

Mexico (1.3%):
Industrials (0.9%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	188,234	1,357,167
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)(c)	42,123	1,548,441
		2,905,608
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	919,162	1,385,569
		4,291,177
Peru (0.5%):
Financials (0.5%):
Credicorp Ltd.	13,168	1,632,700

Philippines (0.4%):
Financials (0.4%):
BDO Unibank, Inc.	758,600	1,353,909

Russian Federation (0.7%):
Consumer Discretionary (0.0%):(d)
Detsky Mir PJSC (a)(b)	63,980	96,875

Energy (0.7%):
Rosneft Oil Co. PJSC, GDR	478,887	2,352,394
		2,449,269
Saudi Arabia (0.5%):
Industrials (0.5%):
Saudi Industrial Services Co.	229,820	1,628,367

South Africa (0.6%):
Materials (0.6%):
Gold Fields Ltd., ADR	164,270	2,018,878

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Taiwan (12.1%):
Consumer Discretionary (1.3%):
Makalot Industrial Co. Ltd.	312,000	$1,853,867
Nan Liu Enterprise Co. Ltd.	143,000	1,160,397
Topkey Corp.	250,000	1,242,973
		4,257,237
Financials (1.6%):
Chailease Holding Co. Ltd.	530,608	2,430,759
Yuanta Financial Holding Co. Ltd.	4,295,760	2,659,835
		5,090,594
Health Care (0.5%):
Universal Vision Biotechnology Co. Ltd.	186,000	1,701,586

Industrials (0.4%):
Sunonwealth Electric Machine Industry Co. Ltd.	663,000	1,431,777

Information Technology (8.3%):
Compeq Manufacturing Co. Ltd.	1,134,000	1,614,373
MediaTek, Inc.	222,000	4,704,276
Nanya Technology Corp.	456,000	905,387
Taiwan Semiconductor Manufacturing Co. Ltd.	1,344,998	20,235,653
		27,459,689
		39,940,883
Turkey (0.4%):
Utilities (0.4%):
Enerjisa Enerji A/S (b)	1,140,076	1,321,283

United Arab Emirates (0.7%):
Financials (0.7%):
Emirates NBD Bank PJSC	797,504	2,329,582

United Kingdom (1.5%):
Materials (1.5%):
Anglo American PLC	97,776	2,365,106
Antofagasta PLC	188,536	2,487,684
		4,852,790
Total Common Stocks (Cost $260,201,710)		319,305,794

Preferred Stocks (1.8%)
Brazil (0.9%):
Consumer Discretionary (0.5%):
Lojas Americanas SA	300,500	1,519,223

Industrials (0.4%):
Randon SA Implementos e Participacoes	676,800	1,466,771
		2,985,994
Cayman Islands (0.1%):
Financials (0.1%):
Chailease Holding Co. Ltd.	46,095	159,009

Korea, Republic Of (0.8%):
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	63,653	2,740,158
Total Preferred Stocks (Cost $5,583,719)		5,885,161

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (e)	90,128	$90,128
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (e)	1,408,782	1,408,782
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (e)	626,751	626,751
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (e)	358,645	358,645
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (e)	1,612,536	1,612,536
Total Collateral for Securities Loaned (Cost $4,096,842)		4,096,842

Total Investments (Cost $269,882,271) — 99.8%		329,287,797
Other assets in excess of liabilities — 0.2%		799,256
NET ASSETS - 100.00%		$330,087,053

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $16,584,399 and amounted to 5.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Belgium (0.8%):
Materials (0.8%):
Titan Cement International SA	2,107	$27,318

Brazil (3.0%):
Consumer Discretionary (0.7%):
Tupy SA (a)	8,300	25,674

Industrials (1.8%):
Cia de Locacao das Americas	7,800	32,989
SIMPAR SA (a)	6,300	28,507
		61,496
Utilities (0.5%):
Neoenergia SA	6,300	19,050
		106,220
Canada (1.3%):
Energy (1.3%):
Canacol Energy Ltd.	7,958	21,159
Parex Resources, Inc. (a)	2,247	23,679
		44,838
Cayman Islands (4.9%):
Communication Services (0.7%):
Cathay Media & Education Group, Inc. (a)(b)	42,036	25,168

Consumer Discretionary (1.6%):
Afya Ltd., Class A (a)	1,135	30,918
Minth Group Ltd.	6,000	26,201
		57,119
Industrials (0.9%):
Bizlink Holding, Inc.	4,000	31,425

Information Technology (1.7%):
Weimob, Inc. (a)(b)	24,000	32,476
Zhen Ding Technology Holding Ltd.	6,000	26,338
		58,814
		172,526
China (13.6%):
Consumer Discretionary (4.6%):
China East Education Holdings Ltd. (b)	11,000	23,972
China Kepei Education Group Ltd.	38,000	29,573
China Yongda Automobiles Services Holdings Ltd.	29,500	35,222
Hangzhou Robam Appliances Co. Ltd., Class A	4,800	23,164
Hisense Home Appliances Group Co. Ltd., Class A	13,500	24,653
Tongcheng-Elong Holdings Ltd. (a)	14,000	25,681
		162,265
Consumer Staples (0.6%):
Ausnutria Dairy Corp. Ltd.	13,000	20,725

Energy (0.7%):
China Suntien Green Energy Corp. Ltd., Class H (a)(c)	98,000	25,480

Health Care (0.6%):
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	10,500	21,057

Industrials (2.1%):
Binjiang Service Group Co. Ltd.	12,000	24,870
Hangcha Group Co. Ltd., Class A	7,700	17,724
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	31,200	30,146
		72,740

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (2.3%):
21vianet Group, Inc., ADR (a)	1,429	$33,095
Flat Glass Group Co. Ltd., Class H	17,000	45,597
		78,692
Materials (0.6%):
West China Cement Ltd.	152,000	22,497

Real Estate (2.1%):
China SCE Group Holdings Ltd.	57,000	25,680
Powerlong Real Estate Holdings Ltd.	35,000	26,386
Yuzhou Group Holdings Co. Ltd.	52,000	20,708
		72,774
		476,230
Egypt (0.8%):
Health Care (0.8%):
Cleopatra Hospital (a)	87,485	27,812

Greece (1.6%):
Financials (0.7%):
National Bank of Greece SA (a)	19,465	24,389

Utilities (0.9%):
Terna Energy SA	2,243	30,027
		54,416
India (14.0%):
Energy (0.7%):
Petronet LNG Ltd.	7,964	23,863

Financials (3.0%):
Cholamandalam Investment and Finance Co. Ltd.	9,960	33,794
Manappuram Finance Ltd.	15,276	32,791
Multi Commodity Exchange of India Ltd.	1,622	38,032
		104,617
Health Care (2.7%):
Alkem Laboratories Ltd.	675	25,497
Sanofi India Ltd.	246	28,872
Sequent Scientific Ltd. (a)	19,008	39,663
		94,032
Industrials (2.9%):
Ashoka Buildcon Ltd. (a)	17,795	15,633
Engineers India Ltd.	37,091	32,402
Escorts Ltd.	1,958	35,141
RITES Ltd.	5,274	18,221
		101,397
Information Technology (1.7%):
Mphasis Ltd.	3,117	58,588

Materials (2.1%):
Essel Propack Ltd.	7,083	23,425
JK Lakshmi Cement Ltd.	7,447	26,056
Mishra Dhatu Nigam Ltd. (b)	8,606	22,975
		72,456
Utilities (0.9%):
CESC Ltd.	4,059	33,801
		488,754
Indonesia (1.3%):
Financials (0.5%):
PT Bank Danamon Indonesia Tbk	119,500	17,551

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.8%):
PT Merdeka Copper Gold Tbk (a)	252,500	$27,576
		45,127
Isle of Man (0.6%):
Real Estate (0.6%):
NEPI Rockcastle PLC	4,933	20,335

Korea, Republic Of (21.5%):
Consumer Discretionary (1.3%):
Danawa Co. Ltd.	952	24,994
F&F Co. Ltd.	275	20,884
		45,878
Consumer Staples (2.1%):
Cosmax, Inc.	312	30,872
Newtree Co. Ltd.	1,153	19,762
Orion Corp.	214	23,983
		74,617
Financials (1.4%):
DB Insurance Co. Ltd.	583	22,535
KIWOOM Securities Co. Ltd.	306	25,991
		48,526
Health Care (5.3%):
Cellivery Therapeutics, Inc. (a)	100	17,305
Classys, Inc.	1,899	20,468
Daewon Pharmaceutical Co. Ltd.	1,492	25,833
Genexine, Inc. (a)	153	18,668
Huons Co. Ltd.	191	10,205
Ilyang Pharmaceutical Co. Ltd.	206	13,898
I-Sens, Inc.	797	18,802
Samjin Pharmaceutical Co. Ltd.	1,020	25,101
Seegene, Inc.	160	36,083
		186,363
Industrials (3.3%):
CJ Logistics Corp. (a)	164	24,871
CS Wind Corp.	399	33,827
NICE Information Service Co. Ltd.	1,665	28,046
Taeyoung Engineering & Construction Co. Ltd.	1,013	8,560
TY Holdings Co Ltd. (a)	977	20,429
		115,733
Information Technology (4.6%):
Hanmi Semiconductor Co. Ltd.	3,852	34,370
HyVision System, Inc.	3,884	41,280
LG Innotek Co. Ltd.	181	23,890
SFA Engineering Corp.	900	29,300
TES Co. Ltd.	1,465	32,059
		160,899
Materials (3.5%):
Hansol Chemical Co. Ltd.	278	35,606
Kumho Petrochemical Co. Ltd.	359	33,685
SK Materials Co. Ltd.	148	28,746
Soulbrain Holdings Co. Ltd.	620	24,134
		122,171
		754,187
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA, ADR (a)	500	9,415

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Malaysia (2.1%):
Financials (0.7%):
Hong Leong Financial Group Bhd	6,500	$22,445

Health Care (0.9%):
Supermax Corp. Bhd (a)	15,700	32,013

Industrials (0.5%):
MMC Corp. Bhd	105,600	18,807
		73,265
Mexico (3.4%):
Industrials (2.7%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	4,501	32,452
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)(c)	888	32,643
Grupo Traxion SAB de CV (a)(b)	39,635	29,479
		94,574
Real Estate (0.7%):
Concentradora Fibra Danhos SA de CV	25,504	23,376
		117,950
Peru (0.5%):
Financials (0.5%):
Intercorp Financial Services, Inc.	733	17,226

Philippines (0.9%):
Financials (0.9%):
Metropolitan Bank & Trust Co.	39,120	30,978

Russian Federation (0.0%):(d)
Consumer Discretionary (0.0%):(d)
Detsky Mir PJSC (a)(b)	800	1,211

Saudi Arabia (1.9%):
Consumer Discretionary (0.9%):
Leejam Sports Co. JSC	1,643	31,264

Industrials (1.0%):
Saudi Industrial Services Co.	5,155	36,525
		67,789
Singapore (0.8%):
Real Estate (0.8%):
Ascendas India Trust	27,600	27,934

South Africa (2.6%):
Financials (0.7%):
Transaction Capital Ltd.	19,994	25,785

Materials (1.9%):
Gold Fields Ltd., ADR	2,989	36,735
Impala Platinum Holdings Ltd.	3,383	29,409
		66,144
		91,929
Taiwan (19.5%):
Communication Services (1.5%):
International Games System Co. Ltd.	2,000	53,527

Consumer Discretionary (2.3%):
Makalot Industrial Co. Ltd.	5,000	29,709
Nan Liu Enterprise Co. Ltd.	3,000	24,344

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Topkey Corp.	5,000	$24,860
		78,913
Financials (0.7%):
Chailease Holding Co. Ltd.	5,743	26,309

Health Care (0.8%):
Universal Vision Biotechnology Co. Ltd.	3,000	27,445

Industrials (1.8%):
Chicony Power Technology Co. Ltd.	12,000	27,665
Sunonwealth Electric Machine Industry Co. Ltd.	17,000	36,713
		64,378
Information Technology (10.6%):
Chipbond Technology Corp.	14,000	30,856
Compeq Manufacturing Co. Ltd.	16,000	22,778
Ennoconn Corp.	2,197	17,698
FLEXium Interconnect, Inc.	11,000	46,525
Foxsemicon Integrated Technology, Inc.	5,000	31,345
General Interface Solution Holding Ltd.	7,000	30,389
Lelon Electronics Corp.	26,000	47,354
Lotes Co. Ltd.	2,000	32,079
Powertech Technology, Inc.	7,000	21,052
Sigurd Microelectronics Corp.	20,000	26,255
Sino-American Silicon Products, Inc.	10,000	33,690
Tripod Technology Corp.	8,000	30,666
		370,687
Materials (1.8%):
Taiwan Hon Chuan Enterprise Co. Ltd.	16,000	30,518
Tung Ho Steel Enterprise Corp.	32,000	31,628
		62,146
		683,405
Thailand (0.7%):
Industrials (0.7%):
Gunkul Engineering PCL	345,300	24,561

Turkey (0.7%):
Utilities (0.7%):
Enerjisa Enerji A/S (b)	21,909	25,392
Total Common Stocks (Cost $3,138,118)		3,388,818

Preferred Stocks (1.4%)
Brazil (1.4%):
Financials (0.6%):
Banco do Estado do Rio Grande do Sul SA, Class B	9,800	20,820

Industrials (0.8%):
Randon SA Implementos e Participacoes	12,300	26,656
		47,476
Cayman Islands (0.0%):(d)
Financials (0.0%):(d)
Chailease Holding Co. Ltd.	498	1,718

Total Preferred Stocks (Cost $67,190)		49,194

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.7%)
United States (1.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (e)	1,264	$1,264
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (e)	19,755	19,755
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (e)	8,789	8,789
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (e)	5,029	5,029
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (e)	22,612	22,612
Total Collateral for Securities Loaned (Cost $57,449)		57,449

Total Investments (Cost $3,262,757) — 99.9%		3,495,461
Other assets in excess of liabilities — 0.1%		4,384
NET ASSETS - 100.00%		$3,499,845

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $160,672 and amounted to 4.6% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Biotechnology (21.9%):
Adaptimmune Therapeutics PLC, ADR(a)	1,518,350	$12,116,433
Allogene Therapeutics, Inc.(a)(b)	465,140	17,540,429
Amicus Therapeutics, Inc.(a)(b)	1,988,165	28,072,890
Apellis Pharmaceuticals, Inc.(a)(b)	763,600	23,037,812
Arcus Biosciences, Inc.(a)(b)	611,700	10,484,538
Arena Pharmaceuticals, Inc.(a)	273,680	20,468,527
Ascendis Pharma A/S, ADR(a)	131,280	20,259,130
Avidity Biosciences, Inc.(a)	391,440	11,019,036
Bioxcel Therapeutics, Inc.(a)(b)	310,470	13,461,979
bluebird bio, Inc.(a)	381,819	20,599,135
Blueprint Medicines Corp.(a)	305,818	28,349,329
Celyad SA, ADR(a)(b)	428,741	4,278,835
Constellation Pharmaceuticals, Inc.(a)	515,510	10,444,233
CytomX Therapeutics, Inc.(a)	1,235,970	8,219,201
Epizyme, Inc.(a)(b)	1,351,460	16,122,918
Equillium, Inc.(a)(b)	1,121,480	6,470,940
Fate Therapeutics, Inc.(a)	870,370	34,788,689
Generation Bio Co.(a)(b)	435,300	13,455,123
Gossamer Bio, Inc.(a)(b)	924,860	11,477,513
Invitae Corp.(a)(b)	854,360	37,036,506
Iovance Biotherapeutics, Inc.(a)(b)	643,415	21,181,222
Krystal Biotech, Inc.(a)	279,590	12,036,350
Kura Oncology, Inc.(a)	855,600	26,215,584
Mirati Therapeutics, Inc.(a)	204,660	33,983,793
Myovant Sciences Ltd.(a)(b)	937,560	13,172,718
ORIC Pharmaceuticals, Inc.(a)(b)	467,910	11,702,429
Replimune Group, Inc.(a)	591,070	13,606,431
Sage Therapeutics, Inc.(a)	255,740	15,630,829
SpringWorks Therapeutics, Inc.(a)(b)	266,160	12,687,847
Twist Bioscience Corp.(a)(b)	285,930	21,722,102
		529,642,498
Communication Services (5.2%):
Bandwidth, Inc., Class A(a)(b)	579,300	101,128,401
EverQuote, Inc., Class A(a)	337,060	13,023,998
Vonage Holdings Corp.(a)	1,229,620	12,579,013
		126,731,412
Consumer Discretionary (8.3%):
Arco Platform Ltd., Class A(a)	736,710	30,087,236
Churchill Downs, Inc.	180,660	29,595,721
Fox Factory Holding Corp.(a)(b)	248,230	18,450,936
Frontdoor, Inc.(a)	106,750	4,153,643
Lithia Motors, Inc., Class A(b)	80,920	18,444,905
Meritage Homes Corp.(a)	136,590	15,078,170
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	199,130	17,394,006
Skyline Champion Corp.(a)	392,320	10,502,406
Strategic Education, Inc.	162,110	14,828,202
Wingstop, Inc.(b)	106,190	14,510,864
YETI Holdings, Inc.(a)(b)	570,240	25,843,277
		198,889,366
Consumer Staples (7.0%):
BellRing Brands, Inc., Class A(a)	1,928,230	39,991,490
BJ's Wholesale Club Holdings, Inc.(a)	699,160	29,050,098
elf Beauty, Inc.(a)	1,753,800	32,217,306
Freshpet, Inc.(a)	361,530	40,364,825

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Hostess Brands, Inc.(a)(b)	2,213,620	$27,293,935
		168,917,653
Energy (0.4%):
Amyris, Inc.(a)(b)	3,594,436	10,495,753

Financials (3.2%):
Assetmark Financial Holdings, Inc.(a)	363,650	7,905,751
LendingTree, Inc.(a)(b)	46,430	14,248,903
PRA Group, Inc.(a)(b)	866,470	34,615,477
Walker & Dunlop, Inc.	420,110	22,265,830
		79,035,961
Health Care Equipment & Supplies (6.1%):
CryoPort, Inc.(a)(b)	266,360	12,625,464
iRhythm Technologies, Inc.(a)(b)	207,490	49,405,444
Masimo Corp.(a)(b)	93,760	22,132,986
Nevro Corp.(a)	237,880	33,136,684
Silk Road Medical, Inc.(a)(b)	444,840	29,897,696
		147,198,273
Health Care Providers & Services (3.3%):
Hanger, Inc.(a)	644,250	10,192,035
HealthEquity, Inc.(a)	338,390	17,383,094
LHC Group, Inc.(a)	241,570	51,348,119
		78,923,249
Health Care Technology (2.5%):
Health Catalyst, Inc.(a)(b)	657,870	24,078,042
Inspire Medical System, Inc.(a)	283,910	36,638,586
		60,716,628
Industrials (15.3%):
Advanced Drainage Systems, Inc.	592,360	36,986,958
Axon Enterprise, Inc.(a)	227,400	20,625,180
Chart Industries, Inc.(a)	257,500	18,094,525
ESCO Technologies, Inc.	108,050	8,704,508
Evoqua Water Technologies Corp.(a)	1,203,940	25,547,607
FTI Consulting, Inc.(a)(b)	290,500	30,784,285
Kornit Digital Ltd.(a)(b)	293,530	19,041,291
Mercury Systems, Inc.(a)	522,430	40,467,428
Plug Power, Inc.(a)(b)	900,090	12,070,207
Saia, Inc.(a)	218,390	27,547,715
Simpson Manufacturing Co., Inc.	343,760	33,399,722
SiteOne Landscape Supply, Inc.(a)	294,930	35,966,714
Sunrun, Inc.(a)(b)	214,000	16,492,980
Trex Co., Inc.(a)(b)	277,420	19,863,272
Watts Water Technologies, Inc., Class A	253,000	25,337,950
		370,930,342
Information Technology (24.0%):
ACI Worldwide, Inc.(a)	669,920	17,505,010
Advanced Energy Industries, Inc.(a)	406,210	25,566,857
Avaya Holdings Corp.(a)(b)	2,536,470	38,554,344
Cabot Microelectronics Corp.	182,740	26,097,099
Envestnet, Inc.(a)	341,776	26,371,436
Everbridge, Inc.(a)(b)	357,110	44,899,440
Evo Payments, Inc., Class A(a)	835,070	20,751,490
Five9, Inc.(a)(b)	174,040	22,569,507
Itron, Inc.(a)(b)	292,760	17,782,242
Lattice Semiconductor Corp.(a)	1,336,430	38,703,013

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
LiveRamp Holdings, Inc.(a)	688,520	$35,644,680
MACOM Technology Solutions Holdings, Inc.(a)(b)	858,390	29,193,844
Q2 Holdings, Inc.(a)(b)	347,870	31,746,616
Repay Holdings Corp.(a)(b)	823,880	19,361,180
Shift4 Payments, Inc., Class A(a)(b)	423,150	20,463,534
Silicon Laboratories, Inc.(a)	251,050	24,565,243
Varonis Systems, Inc.(a)(b)	525,120	60,609,350
Wix.com Ltd.(a)	207,870	52,975,670
WNS Holdings Ltd., ADR(a)	413,757	26,463,898
		579,824,452
Pharmaceuticals (1.6%):
Assembly Biosciences, Inc.(a)	584,860	9,615,098
Compass Pathways PLC, ADR(a)(b)	183,720	6,411,828
GW Pharmaceuticals PLC, ADR(a)(b)	142,627	13,884,738
PMV Pharmaceuticals, Inc.(a)	278,860	9,899,530
		39,811,194
Total Common Stocks (Cost $1,797,056,560)		2,391,116,781

Collateral for Securities Loaned^ (11.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	6,021,261	6,021,261
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	94,117,360	94,117,360
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	41,871,716	41,871,716
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	23,960,195	23,960,195
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	107,729,711	107,729,711
Total Collateral for Securities Loaned (Cost $273,700,243)		273,700,243

Total Investments (Cost $2,070,756,803) — 110.1%		2,664,817,024
Liabilities in excess of other assets — (10.1)%		(244,744,043)
NET ASSETS - 100.00%		$2,420,072,981

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Biotechnology (9.1%):
Exact Sciences Corp.(a)	53,530	$5,457,384
Halozyme Therapeutics, Inc.(a)	183,750	4,828,950
Ligand Pharmaceuticals, Inc.(a)(b)	37,490	3,573,547
Neurocrine Biosciences, Inc.(a)(b)	49,930	4,801,269
		18,661,149
Communication Services (1.9%):
Boingo Wireless, Inc.(a)	190,530	1,942,453
IAC/InterActiveCorp(a)(b)	17,170	2,056,623
		3,999,076
Communications Equipment (1.2%):
Viavi Solutions, Inc.(a)(b)	210,460	2,468,696

Consumer Discretionary (10.8%):
Bright Horizons Family Solutions, Inc.(a)	24,040	3,655,042
Chegg, Inc.(a)	22,960	1,640,262
Churchill Downs, Inc.	14,160	2,319,691
Frontdoor, Inc.(a)	10,880	423,341
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	21,340	1,864,049
Planet Fitness, Inc., Class A(a)	38,150	2,350,803
Pool Corp.	12,490	4,178,405
Tempur Sealy International, Inc.(a)	42,810	3,818,224
The Wendy's Co.(b)	84,090	1,874,787
		22,124,604
Consumer Staples (4.0%):
Beyond Meat, Inc.(a)(b)	13,700	2,275,022
Freshpet, Inc.(a)	35,680	3,983,672
Hostess Brands, Inc.(a)	159,650	1,968,485
		8,227,179
Financials (2.4%):
Focus Financial Partners, Inc., Class A(a)	98,740	3,237,685
LendingTree, Inc.(a)	5,630	1,727,791
		4,965,476
Health Care Equipment & Supplies (6.0%):
Masimo Corp.(a)	14,430	3,406,346
Penumbra, Inc.(a)(b)	12,600	2,449,188
Tandem Diabetes Care, Inc.(a)	20,130	2,284,755
West Pharmaceutical Services, Inc.	15,216	4,182,878
		12,323,167
Health Care Providers & Services (4.3%):
Encompass Health Corp.	36,150	2,349,027
HealthEquity, Inc.(a)	36,020	1,850,347
LHC Group, Inc.(a)	21,820	4,638,059
		8,837,434
Industrials (17.6%):
Advanced Drainage Systems, Inc.	75,220	4,696,737
Enphase Energy, Inc.(a)(b)	16,810	1,388,338
FTI Consulting, Inc.(a)	27,860	2,952,324
Generac Holdings, Inc.(a)	18,750	3,630,750
IDEX Corp.	14,240	2,597,518
Mercury Systems, Inc.(a)	60,270	4,668,514
MSA Safety, Inc.	27,890	3,742,001
Nordson Corp.	14,600	2,800,572

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Pentair PLC	63,720	$2,916,464
SiteOne Landscape Supply, Inc.(a)	32,590	3,974,351
Trex Co., Inc.(a)	44,180	3,163,288
		36,530,857
IT Services (5.4%):
Black Knight, Inc.(a)	63,549	5,531,940
GoDaddy, Inc., Class A(a)	35,587	2,703,544
Jack Henry & Associates, Inc.	17,940	2,916,865
		11,152,349
Life Sciences Tools & Services (1.5%):
Charles River Laboratories International, Inc.(a)	13,390	3,032,166

Pharmaceuticals (8.1%):
GW Pharmaceuticals PLC, ADR(a)(b)	19,770	1,924,610
Horizon Therapeutics PLC(a)	129,010	10,021,497
Royalty Pharma PLC, Class A(b)	110,270	4,639,059
		16,585,165
Semiconductors & Semiconductor Equipment (6.4%):
Cabot Microelectronics Corp.	14,960	2,136,438
Entegris, Inc.	41,480	3,083,623
Lattice Semiconductor Corp.(a)	80,820	2,340,547
MKS Instruments, Inc.(b)	25,370	2,771,165
Monolithic Power Systems, Inc.	10,235	2,861,808
		13,193,581
Software (19.9%):
ACI Worldwide, Inc.(a)	89,450	2,337,329
Coupa Software, Inc.(a)(b)	16,430	4,505,763
DocuSign, Inc.(a)	30,650	6,597,106
Dynatrace, Inc.(a)	120,650	4,949,063
Fair Isaac Corp.(a)	9,170	3,900,735
Five9, Inc.(a)	21,110	2,737,545
Proofpoint, Inc.(a)	20,440	2,157,442
RingCentral, Inc., Class A(a)	35,890	9,855,753
Zendesk, Inc.(a)	38,510	3,963,449
		41,004,183
Total Common Stocks (Cost $143,982,385)		203,105,082

Collateral for Securities Loaned^ (8.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	364,668	364,668
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	5,700,073	5,700,073
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	2,535,896	2,535,896
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	1,451,112	1,451,112

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	6,524,484	$6,524,484
Total Collateral for Securities Loaned (Cost $16,576,233)		16,576,233

Total Investments (Cost $160,558,618) — 106.7%		219,681,315
Liabilities in excess of other assets — (6.7)%		(13,787,667)
NET ASSETS - 100.00%		$205,893,648

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (5.8%):
IAC/InterActiveCorp(a)	51,380	$6,154,296
Match Group, Inc.(a)	90,614	10,026,439
Take-Two Interactive Software, Inc.(a)	39,680	6,555,930
Twitter, Inc.(a)	199,980	8,899,110
ZoomInfo Technologies, Inc., Class A(a)(b)	3,820	164,222
		31,799,997
Consumer Discretionary (14.9%):
Bright Horizons Family Solutions, Inc.(a)	34,890	5,304,676
Burlington Stores, Inc.(a)	33,320	6,866,919
CarMax, Inc.(a)	48,050	4,416,276
Chewy, Inc., Class A(a)(b)	97,870	5,366,212
Chipotle Mexican Grill, Inc.(a)	8,920	11,093,893
Dollar General Corp.	49,310	10,336,362
Dunkin' Brands Group, Inc.	67,890	5,560,870
Grand Canyon Education, Inc.(a)	45,500	3,637,270
Lululemon Athletica, Inc.(a)	17,290	5,694,807
O'Reilly Automotive, Inc.(a)	21,110	9,733,399
Pool Corp.	31,470	10,527,974
The Wendy's Co.	155,870	3,475,122
		82,013,779
Consumer Staples (2.4%):
Beyond Meat, Inc.(a)(b)	36,130	5,999,748
Church & Dwight Co., Inc.	46,490	4,356,578
The Boston Beer Co., Inc., Class A(a)	3,120	2,756,083
		13,112,409
Electronic Equipment, Instruments & Components (3.9%):
Amphenol Corp., Class A	74,890	8,108,340
Keysight Technologies, Inc.(a)	55,230	5,455,619
Trimble, Inc.(a)	157,670	7,678,529
		21,242,489

Financials (2.5%):
MarketAxess Holdings, Inc.	11,520	5,547,917
MSCI, Inc.	22,470	8,016,847
		13,564,763
Health Care (20.9%):
10X Genomics, Inc., Class A(a)(b)	30,400	3,790,272
Align Technology, Inc.(a)	18,180	5,951,405
Allogene Therapeutics, Inc.(a)(b)	55,770	2,103,087
AmerisourceBergen Corp.	64,370	6,238,740
Apellis Pharmaceuticals, Inc.(a)(b)	103,960	3,136,473
Ascendis Pharma A/S, ADR(a)	18,440	2,845,661
bluebird bio, Inc.(a)	48,100	2,594,995
Centene Corp.(a)	81,021	4,725,955
Charles River Laboratories International, Inc.(a)	41,460	9,388,617
DexCom, Inc.(a)	20,880	8,607,362
Encompass Health Corp.	79,680	5,177,606
Fate Therapeutics, Inc.(a)	99,480	3,976,216
GW Pharmaceuticals PLC, ADR(a)(b)	24,370	2,372,420
Horizon Therapeutics PLC(a)	75,210	5,842,313
Insulet Corp.(a)	31,290	7,402,901
Iovance Biotherapeutics, Inc.(a)	122,670	4,038,296
Masimo Corp.(a)	25,620	6,047,857
Neurocrine Biosciences, Inc.(a)(b)	46,480	4,469,517

Victory Portfolios	Schedule of Portfolio Investments— continued
Victory RS Mid Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Royalty Pharma PLC, Class A(b)	156,540	$6,585,638
Sage Therapeutics, Inc.(a)	49,470	3,023,606
Veeva Systems, Inc., Class A(a)	24,650	6,931,334
West Pharmaceutical Services, Inc.	35,540	9,769,947
		115,020,217
Industrials (12.6%):
AMETEK, Inc.	55,410	5,507,754
CoStar Group, Inc.(a)	9,180	7,789,322
FTI Consulting, Inc.(a)	35,430	3,754,517
Generac Holdings, Inc.(a)	39,550	7,658,462
IDEX Corp.	35,410	6,459,138
IHS Markit Ltd.	47,400	3,721,374
Nordson Corp.	35,810	6,869,074
Old Dominion Freight Line, Inc.	21,720	3,929,582
Pentair PLC	116,650	5,339,071
Trane Technologies PLC	28,800	3,492,000
TransUnion	50,260	4,228,374
Trex Co., Inc.(a)	60,160	4,307,456
Verisk Analytics, Inc.	32,880	6,092,993
		69,149,117
IT Services (11.4%):
Black Knight, Inc.(a)	62,274	5,420,952
Global Payments, Inc.	30,263	5,374,104
GoDaddy, Inc., Class A(a)	120,260	9,136,152
Jack Henry & Associates, Inc.	44,040	7,160,464
Okta, Inc.(a)	20,670	4,420,280
Square, Inc., Class A(a)	23,130	3,759,782
Twilio, Inc., Class A(a)	57,640	14,242,268
Wix.com Ltd.(a)	50,480	12,864,828
		62,378,828

Materials (1.5%):
The Scotts Miracle-Gro Co.	53,440	8,171,510

Real Estate (0.9%):
SBA Communications Corp.	15,930	5,073,386

Semiconductors & Semiconductor Equipment (6.5%):
Entegris, Inc.	96,590	7,180,501
KLA Corp.	33,060	6,405,044
Marvell Technology Group Ltd.	231,170	9,177,449
Microchip Technology, Inc.	70,760	7,271,298
Monolithic Power Systems, Inc.	20,060	5,608,977
		35,643,268

Software (15.8%):
Coupa Software, Inc.(a)	15,680	4,300,083
DocuSign, Inc.(a)	60,840	13,095,202
Dropbox, Inc., Class A(a)	441,670	8,506,564
Fair Isaac Corp.(a)(b)	12,550	5,338,519
Paycom Software, Inc.(a)	22,150	6,895,295
Proofpoint, Inc.(a)	29,910	3,157,001
RingCentral, Inc., Class A(a)	87,380	23,995,422
Synopsys, Inc.(a)	64,670	13,838,087
Zendesk, Inc.(a)	67,160	6,912,107
		86,038,279
Total Common Stocks (Cost $395,121,154)		543,208,042

Victory Portfolios	Schedule of Portfolio Investments— continued
Victory RS Mid Cap Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	502,745	$502,745
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	7,858,327	7,858,327
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	3,496,078	3,496,078
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	2,000,556	2,000,556
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	8,994,890	8,994,890
Total Collateral for Securities Loaned (Cost $22,852,596)		22,852,596

Total Investments (Cost $417,973,750) — 103.3%		566,060,638
Liabilities in excess of other assets — (3.3)%		(18,151,052)
NET ASSETS - 100.00%		$547,909,586

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (10.0%):
Activision Blizzard, Inc.	51,230	$4,147,069
Alphabet, Inc., Class C(a)	6,851	10,068,230
Facebook, Inc., Class A(a)	20,570	5,387,283
Netflix, Inc.(a)	5,180	2,590,155
Twitter, Inc.(a)	135,280	6,019,960
		28,212,697
Consumer Discretionary (19.6%):
Amazon.com, Inc.(a)	6,500	20,466,745
Booking Holdings, Inc.(a)	2,300	3,934,564
Chipotle Mexican Grill, Inc.(a)	3,150	3,917,687
NIKE, Inc., Class B	62,900	7,896,466
Starbucks Corp.	16,730	1,437,442
Target Corp.	27,360	4,307,011
Tesla, Inc.(a)	12,430	5,332,594
The Home Depot, Inc.	17,995	4,997,391
The TJX Cos., Inc.	52,620	2,928,303
		55,218,202
Consumer Staples (2.2%):
Church & Dwight Co., Inc.	20,350	1,906,999
Constellation Brands, Inc., Class A	22,450	4,254,500
		6,161,499
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp., Class A	24,350	2,636,375

Health Care (13.9%):
Align Technology, Inc.(a)	8,790	2,877,494
bluebird bio, Inc.(a)	29,460	1,589,367
Bristol-Myers Squibb Co.	77,330	4,662,226
Charles River Laboratories International, Inc.(a)	20,060	4,542,587
Eli Lilly & Co.	24,450	3,619,089
Masimo Corp.(a)	11,530	2,721,772
Royalty Pharma PLC, Class A(b)	110,260	4,638,638
Sage Therapeutics, Inc.(a)	24,020	1,468,102
UnitedHealth Group, Inc.	15,830	4,935,319
Vertex Pharmaceuticals, Inc.(a)	16,320	4,440,998
West Pharmaceutical Services, Inc.	13,040	3,584,696
		39,080,289
Industrials (6.8%):
FTI Consulting, Inc.(a)	20,870	2,211,594
IDEX Corp.	20,020	3,651,848
IHS Markit Ltd.	32,850	2,579,054
Old Dominion Freight Line, Inc.	15,460	2,797,023
Roper Technologies, Inc.	9,200	3,635,012
United Parcel Service, Inc., Class B	25,410	4,234,068
		19,108,599
IT Services (10.5%):
Fiserv, Inc.(a)	47,590	4,904,150
PayPal Holdings, Inc.(a)	29,440	5,800,563
Twilio, Inc., Class A(a)	34,180	8,445,536
Visa, Inc., Class A(b)	51,657	10,329,850
		29,480,099

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Growth Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (1.6%):
The Scotts Miracle-Gro Co.	29,150	$4,457,327

Real Estate (1.0%):
SBA Communications Corp.	9,190	2,926,831

Semiconductors & Semiconductor Equipment (8.6%):
Advanced Micro Devices, Inc.(a)	19,450	1,594,706
Lam Research Corp.	10,040	3,330,770
Marvell Technology Group Ltd.	92,470	3,671,059
NVIDIA Corp.	9,070	4,908,865
QUALCOMM, Inc.	54,490	6,412,383
STMicroelectronics NV, NYS(b)	133,740	4,104,481
		24,022,264

Software (16.8%):
Fair Isaac Corp.(a)	10,980	4,670,672
Microsoft Corp.	121,210	25,494,099
RingCentral, Inc., Class A(a)	22,040	6,052,404
salesforce.com, Inc.(a)	19,450	4,888,174
Synopsys, Inc.(a)	13,000	2,781,740
Workday, Inc., Class A(a)	16,370	3,521,678
		47,408,767

Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc.	184,798	21,401,456
Total Common Stocks (Cost $168,796,973)		280,114,405

Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	283,409	283,409
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	4,429,915	4,429,915
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	1,970,817	1,970,817
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	1,127,758	1,127,758
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	5,070,621	5,070,621
Total Collateral for Securities Loaned (Cost $12,882,520)		12,882,520

Total Investments (Cost $181,679,493) — 104.1%		292,996,925
Liabilities in excess of other assets — (4.1)%		(11,420,734)
NET ASSETS - 100.00%		$281,576,191

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

NYS—New York Registered Shares
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Biotechnology (25.9%):
Adaptimmune Therapeutics PLC, ADR(a)	143,670	$1,146,487
Adverum Biotechnologies, Inc.(a)	65,990	679,697
Akouos, Inc.(a)	35,000	800,450
Albireo Pharma, Inc.(a)	24,940	832,248
Allogene Therapeutics, Inc.(a)(b)	34,910	1,316,456
Amicus Therapeutics, Inc.(a)	71,640	1,011,557
Apellis Pharmaceuticals, Inc.(a)	73,603	2,220,603
Arcus Biosciences, Inc.(a)	49,820	853,915
Arena Pharmaceuticals, Inc.(a)	18,440	1,379,128
Ascendis Pharma A/S, ADR(a)	13,190	2,035,481
Athenex, Inc.(a)(b)	78,680	952,028
Atreca, Inc., Class A(a)(b)	90,815	1,268,686
Autolus Therapeutics PLC, ADR(a)(b)	57,600	670,464
Avidity Biosciences, Inc.(a)	47,320	1,332,058
Avrobio, Inc.(a)	66,310	863,356
Beam Therapeutics, Inc.(a)(b)	36,290	893,460
BeiGene Ltd., ADR(a)	6,450	1,847,538
Bicycle Therapeutics PLC, ADR(a)(b)	63,799	1,215,371
Bioxcel Therapeutics, Inc.(a)(b)	25,180	1,091,805
bluebird bio, Inc.(a)	82,310	4,440,625
Blueprint Medicines Corp.(a)	27,490	2,548,323
Celyad SA, ADR(a)(b)	50,610	505,088
Centogene NV(a)	72,810	688,783
Constellation Pharmaceuticals, Inc.(a)	28,550	578,423
Crinetics Pharmaceuticals, Inc.(a)	36,238	567,849
CytomX Therapeutics, Inc.(a)	127,250	846,213
Dermtech, Inc.(a)	307,693	3,676,925
Editas Medicine, Inc.(a)(b)	33,130	929,628
Eidos Therapeutics, Inc.(a)(b)	26,910	1,359,762
Epizyme, Inc.(a)	127,740	1,523,938
Equillium, Inc.(a)	233,160	1,345,333
Exact Sciences Corp.(a)	20,820	2,122,599
Fate Therapeutics, Inc.(a)	150,360	6,009,889
Fusion Pharmaceuticals, Inc.(a)	48,890	587,658
Generation Bio Co.(a)(b)	38,120	1,178,289
Gossamer Bio, Inc.(a)	80,980	1,004,962
Gritstone Oncology, Inc.(a)(b)	34,000	90,100
Homology Medicines, Inc.(a)	52,580	562,606
Inhibrx, Inc.(a)	78,780	1,418,040
Invitae Corp.(a)(b)	58,565	2,538,793
Iovance Biotherapeutics, Inc.(a)	64,560	2,125,315
Kezar Life Sciences, Inc.(a)	332,406	1,608,845
Krystal Biotech, Inc.(a)	16,410	706,451
Kura Oncology, Inc.(a)	102,900	3,152,856
MacroGenics, Inc.(a)(b)	44,170	1,112,642
Matinas BioPharma Holdings, Inc.(a)(b)	712,390	545,691
Mirati Therapeutics, Inc.(a)	11,960	1,985,958
Myovant Sciences Ltd.(a)	62,970	884,729
Neurocrine Biosciences, Inc.(a)	6,300	605,808
ORIC Pharmaceuticals, Inc.(a)(b)	35,530	888,605
Pandion Therapeutics, Inc.(a)	39,820	456,337
Passage Bio, Inc.(a)(b)	20,550	269,411
RAPT Therapeutics, Inc.(a)(b)	39,590	1,274,798
Replimune Group, Inc.(a)	85,370	1,965,217
REVOLUTION Medicines, Inc.(a)	29,590	1,029,732
Sage Therapeutics, Inc.(a)	20,370	1,245,014
Scholar Rock Holding Corp.(a)(b)	49,670	878,662
SpringWorks Therapeutics, Inc.(a)(b)	37,950	1,809,077

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Stoke Therapeutics, Inc.(a)(b)	26,620	$891,504
Surface Oncology, Inc.(a)	260,400	1,796,760
Sutro Biopharma, Inc.(a)(b)	62,190	625,010
TCR2 Therapeutics, Inc.(a)(b)	49,000	995,680
Turning Point Therapeutics, Inc.(a)	16,040	1,401,254
Twist Bioscience Corp.(a)	36,940	2,806,332
Zymeworks, Inc.(a)(b)	29,320	1,365,726
		89,362,024

Communication Services (6.6%):
Boingo Wireless, Inc.(a)	280,870	2,863,470
Facebook, Inc., Class A(a)	20,750	5,434,425
IAC/InterActiveCorp(a)	16,430	1,967,985
Match Group, Inc.(a)	40,066	4,433,303
Snap, Inc., Class A(a)	67,410	1,760,075
Take-Two Interactive Software, Inc.(a)	20,270	3,349,009
Twitter, Inc.(a)	68,030	3,027,335
ZoomInfo Technologies, Inc., Class A(a)(b)	1,000	42,990
		22,878,592
Communications Equipment (1.7%):
Lumentum Holdings, Inc.(a)(b)	45,570	3,423,674
Viavi Solutions, Inc.(a)	200,980	2,357,495
		5,781,170

Consumer Discretionary (5.1%):
Amazon.com, Inc.(a)	3,500	11,020,555
Arco Platform Ltd., Class A(a)	49,910	2,038,324
Booking Holdings, Inc.(a)	1,220	2,087,030
Sonos, Inc.(a)	151,490	2,299,618
		17,445,527
Electronic Equipment, Instruments & Components (2.9%):
Dolby Laboratories, Inc., Class A	34,410	2,280,695
Fabrinet(a)	56,250	3,545,438
Keysight Technologies, Inc.(a)	23,780	2,348,988
Rogers Corp.(a)	17,990	1,764,099
		9,939,221

Financials (1.1%):
LendingTree, Inc.(a)	6,330	1,942,614
Panacea Acquisition Corp.(a)(c)	145,710	1,748,520
		3,691,134
Health Care Equipment & Supplies (2.2%):
BioLife Solutions, Inc.(a)(b)	60,300	1,745,082
CryoPort, Inc.(a)(b)	105,253	4,988,992
Quotient Ltd.(a)(b)	111,620	573,727
		7,307,801

Health Care Providers & Services (0.2%):
Exagen, Inc.(a)(b)	77,572	840,880

Health Care Technology (1.1%):
iCAD, Inc.(a)(b)	18,350	161,664
Veeva Systems, Inc., Class A(a)	12,980	3,649,846
		3,811,510

IT Services (9.4%):
Global Payments, Inc.	15,680	2,784,454
GoDaddy, Inc., Class A(a)	44,870	3,408,774

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Twilio, Inc., Class A(a)	41,150	$10,167,754
Visa, Inc., Class A(b)	29,550	5,909,114
Wix.com Ltd.(a)	39,120	9,969,732
		32,239,827

Life Sciences Tools & Services (2.9%):
10X Genomics, Inc., Class A(a)(b)	25,890	3,227,965
Adaptive Biotechnologies Corp.(a)	19,170	932,237
Berkeley Lights, Inc.(a)	18,850	1,439,386
NeoGenomics, Inc.(a)(b)	63,530	2,343,622
Quanterix Corp.(a)	60,380	2,037,221
		9,980,431

Pharmaceuticals (2.5%):
Assembly Biosciences, Inc.(a)	82,630	1,358,437
Compass Pathways PLC, ADR(a)(b)	26,260	916,474
GW Pharmaceuticals PLC, ADR(a)(b)	15,740	1,532,289
Marinus Pharmaceuticals, Inc.(a)(b)	62,464	802,662
MyoKardia, Inc.(a)	12,950	1,765,474
PMV Pharmaceuticals, Inc.(a)	39,540	1,403,670
Provention Bio, Inc.(a)(b)	68,400	877,572
		8,656,578

Semiconductors & Semiconductor Equipment (13.7%):
Cohu, Inc.	213,740	3,672,053
Lam Research Corp.	18,220	6,044,485
Lattice Semiconductor Corp.(a)	184,760	5,350,650
MACOM Technology Solutions Holdings, Inc.(a)	227,830	7,748,498
Marvell Technology Group Ltd.	123,560	4,905,332
MKS Instruments, Inc.	34,530	3,771,712
Monolithic Power Systems, Inc.	13,120	3,668,483
NVIDIA Corp.	10,480	5,671,986
STMicroelectronics NV, NYS(b)	201,740	6,191,401
		47,024,600

Software (24.0%):
Avaya Holdings Corp.(a)	172,460	2,621,392
Coupa Software, Inc.(a)(b)	24,860	6,817,606
DocuSign, Inc.(a)	43,340	9,328,502
Domo, Inc., Class B(a)	65,070	2,494,133
Dropbox, Inc., Class A(a)	145,070	2,794,048
Fair Isaac Corp.(a)	7,560	3,215,873
Microsoft Corp.	75,810	15,945,117
Paycom Software, Inc.(a)	13,740	4,277,262
Proofpoint, Inc.(a)	28,029	2,958,461
RingCentral, Inc., Class A(a)	64,060	17,591,517
ServiceNow, Inc.(a)	14,530	7,047,050
Varonis Systems, Inc.(a)	40,500	4,674,510
Zendesk, Inc.(a)	26,810	2,759,285
		82,524,755

Total Common Stocks (Cost $204,666,225)		341,484,050

Collateral for Securities Loaned^ (14.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	1,058,513	1,058,513

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	16,545,444	$16,545,444
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	7,360,875	7,360,875
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	4,212,103	4,212,103
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	18,938,439	18,938,439
Total Collateral for Securities Loaned (Cost $48,115,374)		48,115,374

Total Investments (Cost $252,781,599) — 113.3%		389,599,424
Liabilities in excess of other assets — (13.3)%		(45,841,604)
NET ASSETS - 100.00%		$343,757,820

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.5% of the Fund's net assets.
(d)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Biotechnology (13.1%):
Amicus Therapeutics, Inc.(a)	69,244	$977,725
Apellis Pharmaceuticals, Inc.(a)	28,480	859,242
bluebird bio, Inc.(a)	20,127	1,085,852
Blueprint Medicines Corp.(a)(b)	8,500	787,950
Epizyme, Inc.(a)	63,540	758,032
Fate Therapeutics, Inc.(a)	26,150	1,045,216
Invitae Corp.(a)(b)	61,920	2,684,232
Iovance Biotherapeutics, Inc.(a)	27,891	918,172
		9,116,419

Communication Services (5.0%):
Bandwidth, Inc., Class A(a)	9,740	1,700,312
EverQuote, Inc., Class A(a)	45,900	1,773,576
		3,473,888
Consumer Discretionary (3.0%):
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	23,620	2,063,207

Consumer Staples (2.5%):
BellRing Brands, Inc., Class A(a)	83,290	1,727,435

Electronic Equipment, Instruments & Components (1.4%):
Itron, Inc.(a)	16,380	994,921

Energy (4.5%):
Amyris, Inc.(a)(b)	254,454	743,006
Renewable Energy Group, Inc.(a)(b)	44,260	2,364,369
		3,107,375
Financials (10.5%):
Green Dot Corp., Class A(a)	36,330	1,838,661
LendingTree, Inc.(a)(b)	5,240	1,608,104
PRA Group, Inc.(a)	74,820	2,989,059
Trupanion, Inc.(a)(b)	11,490	906,561
		7,342,385
Health Care Equipment & Supplies (5.8%):
CryoPort, Inc.(a)(b)	26,180	1,240,932
iRhythm Technologies, Inc.(a)(b)	11,620	2,766,838
		4,007,770

Health Care Technology (3.9%):
Inspire Medical System, Inc.(a)	20,750	2,677,788

Industrials (9.3%):
Axon Enterprise, Inc.(a)	21,324	1,934,087
Mercury Systems, Inc.(a)	31,200	2,416,752
SiteOne Landscape Supply, Inc.(a)	17,170	2,093,882
		6,444,721
IT Services (7.7%):
Evo Payments, Inc., Class A(a)(b)	71,050	1,765,593
Repay Holdings Corp.(a)	86,404	2,030,494
Shift4 Payments, Inc., Class A(a)(b)	32,040	1,549,454
		5,345,541

Pharmaceuticals (2.6%):
GW Pharmaceuticals PLC, ADR(a)(b)	18,790	1,829,207

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Equity Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (8.6%):
Cabot Microelectronics Corp.	11,140	$1,590,903
Lattice Semiconductor Corp.(a)	89,600	2,594,816
MACOM Technology Solutions Holdings, Inc.(a)	53,350	1,814,434
		6,000,152

Software (21.6%):
ACI Worldwide, Inc.(a)	54,300	1,418,859
Avaya Holdings Corp.(a)	161,910	2,461,032
Bill.com Holdings, Inc.(a)(b)	7,340	736,275
Envestnet, Inc.(a)	22,540	1,739,186
Everbridge, Inc.(a)	12,900	1,621,917
Q2 Holdings, Inc.(a)(b)	29,600	2,701,296
The Descartes Systems Group, Inc.(a)	28,320	1,613,674
Varonis Systems, Inc.(a)	24,340	2,809,323
		15,101,562

Total Common Stocks (Cost $62,192,110)		69,232,371

Collateral for Securities Loaned^ (16.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	247,223	247,223
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	3,864,308	3,864,308
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	1,719,185	1,719,185
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	983,767	983,767
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	4,423,209	4,423,209
Total Collateral for Securities Loaned (Cost $11,237,692)		11,237,692

Total Investments (Cost $73,429,802) — 115.7%		80,470,063
Liabilities in excess of other assets — (15.7)%		(10,932,162)
NET ASSETS - 100.00%		$69,537,901

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Banks (11.9%):
Ameris Bancorp	243,560	$5,548,297
Associated Bancorp	224,650	2,835,083
Banner Corp.	44,140	1,423,956
Columbia Banking System, Inc.	127,196	3,033,625
Independent Bank Corp.	43,710	2,289,530
Investors Bancorp, Inc.	502,430	3,647,642
Pinnacle Financial Partners, Inc.	104,460	3,717,731
South State Corp.	84,840	4,085,046
TCF Financial Corp.	120,115	2,805,886
UMB Financial Corp.	58,692	2,876,495
Umpqua Holdings Corp.	91,040	966,845
		33,230,135

Communication Services (2.7%):
Madison Square Garden Sports Corp.(a)	7,750	1,166,220
World Wrestling Entertainment, Inc., Class A(b)	155,230	6,282,158
		7,448,378
Consumer Discretionary (11.7%):
Brinker International, Inc.(b)	61,780	2,639,242
Carter's, Inc.	49,340	4,271,857
Dana, Inc.	417,770	5,146,926
Penske Automotive Group, Inc.	154,661	7,371,143
ServiceMaster Global Holdings, Inc.(a)	57,630	2,298,284
Taylor Morrison Home Corp.(a)(b)	189,860	4,668,657
Wolverine World Wide, Inc.	122,070	3,154,289
Zumiez, Inc.(a)	93,690	2,606,456
		32,156,854
Consumer Staples (6.3%):
Hostess Brands, Inc.(a)	730,291	9,004,488
TreeHouse Foods, Inc.(a)	207,320	8,402,680
		17,407,168
Energy (2.5%):
Cimarex Energy Co.(b)	26,860	653,504
Helmerich & Payne, Inc.	118,940	1,742,471
Magnolia Oil & Gas Corp., Class A(a)(b)	871,520	4,505,758
		6,901,733
Health Care (2.8%):
Halozyme Therapeutics, Inc.(a)	179,900	4,727,772
HMS Holdings Corp.(a)	130,650	3,129,068
		7,856,840
Industrials (17.6%):
Altra Industrial Motion Corp.	104,910	3,878,523
American Woodmark Corp.(a)	42,440	3,333,238
Applied Industrial Technologies, Inc.	25,170	1,386,867
Atkore International Group, Inc.(a)	232,230	5,278,588
Crane Co.	59,870	3,001,283
Evoqua Water Technologies Corp.(a)	75,800	1,608,476
Finning International, Inc.(b)	206,060	3,151,105
GMS, Inc.(a)	148,300	3,574,030
GrafTech International Ltd.	195,720	1,338,725
H&E Equipment Services, Inc.	60,950	1,198,277
Meritor, Inc.(a)	144,420	3,024,155
Regal Beloit Corp.	28,948	2,717,349

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc., Class A	35,860	$1,812,364
TFI International, Inc.	130,680	5,465,121
The Timken Co.	143,170	7,762,677
		48,530,778
Information Technology (11.0%):
Euronet Worldwide, Inc.(a)	61,010	5,558,011
NCR Corp.(a)	255,540	5,657,656
Talend SA, ADR(a)	207,920	8,117,197
Verint Systems, Inc.(a)	231,180	11,138,252
		30,471,116
Insurance (12.7%):
Alleghany Corp.	13,420	6,984,439
Axis Capital Holdings Ltd.(b)	70,030	3,084,121
Globe Life, Inc.(b)	50,150	4,006,985
Primerica, Inc.	42,613	4,821,235
Safety Insurance Group, Inc.	36,210	2,501,749
Selective Insurance Group, Inc.	11,110	572,054
Stewart Information Services Corp.	192,360	8,411,903
The Hanover Insurance Group, Inc.(b)	52,570	4,898,473
		35,280,958

Materials (6.7%):
Graphic Packaging Holding Co.	794,790	11,198,591
Hecla Mining Co.	360,310	1,830,375
Summit Materials, Inc., Class A(a)	334,897	5,539,196
		18,568,162
Real Estate (6.4%):
Four Corners Property Trust, Inc.	209,510	5,361,361
Jones Lang LaSalle, Inc.	43,130	4,125,816
Kennedy-Wilson Holdings, Inc.	230,660	3,349,183
Sunstone Hotel Investors, Inc.	345,470	2,743,032
Washington Real Estate Investment Trust	103,830	2,090,098
		17,669,490
Thrifts & Mortgage Finance (4.9%):
Essent Group Ltd.	224,320	8,302,083
PCSB Financial Corp.	125,790	1,518,285
TFS Financial Corp.	246,310	3,618,294
		13,438,662

Utilities (2.2%):
Black Hills Corp.	39,865	2,132,379
NorthWestern Corp.	40,670	1,978,189
South Jersey Industries, Inc.	98,850	1,904,840
		6,015,408
Total Common Stocks (Cost $264,128,571)		274,975,682

Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc.(c)(d)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,920)		587,369

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(e)	87,266	$87,266
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(e)	1,364,044	1,364,044
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(e)	606,847	606,847
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(e)	347,255	347,255
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(e)	1,561,328	1,561,328
Total Collateral for Securities Loaned (Cost $3,966,740)		3,966,740

Total Investments (Cost $270,038,231) — 101.0%		279,529,791
Liabilities in excess of other assets — (1.0)%		(2,815,268)
NET ASSETS - 100.00%		$276,714,523

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued using significant unobservable inputs as of September 30, 2020.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (2.2%):
World Wrestling Entertainment, Inc., Class A(a)	145,390	$5,883,933

Consumer Discretionary (11.4%):
AutoZone, Inc.(b)	1,510	1,778,236
BorgWarner, Inc.	92,810	3,595,459
Dollar Tree, Inc.(b)	61,930	5,656,686
LKQ Corp.(b)	404,080	11,205,138
Magna International, Inc.	57,830	2,645,723
Penske Automotive Group, Inc.(a)	53,660	2,557,436
Taylor Morrison Home Corp.(b)	145,320	3,573,419
		31,012,097
Consumer Staples (6.1%):
Hostess Brands, Inc.(b)	447,300	5,515,209
Keurig Dr Pepper, Inc.	187,165	5,165,754
TreeHouse Foods, Inc.(b)	144,060	5,838,752
		16,519,715
Energy (1.7%):
Cabot Oil & Gas Corp.	79,110	1,373,350
Magnolia Oil & Gas Corp., Class A(a)(b)	642,980	3,324,207
		4,697,556
Financials (20.1%):
Aflac, Inc.	74,670	2,714,255
Alleghany Corp.	10,980	5,714,541
Arthur J. Gallagher & Co.	12,970	1,369,373
Brown & Brown, Inc.	121,850	5,516,150
Cboe Global Markets, Inc.	45,910	4,028,143
Citizens Financial Group, Inc.	150,900	3,814,752
Fidelity National Financial, Inc.	125,110	3,917,194
Kearny Financial Corp.	350,540	2,527,393
Kemper Corp.	28,210	1,885,274
KeyCorp	327,470	3,906,717
RenaissanceRe Holdings Ltd.	62,990	10,691,923
TCF Financial Corp.	125,350	2,928,176
Voya Financial, Inc.(a)	115,700	5,545,501
		54,559,392
Health Care (6.9%):
AmerisourceBergen Corp.	28,690	2,780,635
Humana, Inc.	17,860	7,392,075
Quest Diagnostics, Inc.	36,100	4,133,089
Zimmer Biomet Holdings, Inc.	31,230	4,251,652
		18,557,451
Industrials (14.5%):
Allison Transmission Holdings, Inc.	92,370	3,245,882
BMC Stock Holdings, Inc.(b)	35,520	1,521,322
Carrier Global Corp.	58,910	1,799,111
Crane Co.	76,370	3,828,428
Curtiss-Wright Corp.	41,560	3,875,886
Sensata Technologies Holding PLC(b)	182,980	7,893,757
Textron, Inc.	20,070	724,326
TFI International, Inc.	137,370	5,746,187
The Timken Co.	133,010	7,211,802
United Rentals, Inc.(b)	18,680	3,259,660
		39,106,361

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (11.9%):
Euronet Worldwide, Inc.(b)	59,153	$5,388,838
Leidos Holdings, Inc.	43,100	3,842,365
NCR Corp.(b)	172,050	3,809,187
Talend SA, ADR(a)(b)	179,750	7,017,440
Verint Systems, Inc.(b)	255,390	12,304,690
		32,362,520
Materials (9.2%):
Graphic Packaging Holding Co.	720,290	10,148,886
Sealed Air Corp.	286,030	11,100,824
Summit Materials, Inc., Class A(b)	210,700	3,484,978
		24,734,689
Real Estate (5.9%):
Healthcare Trust of America, Inc., Class A	196,210	5,101,460
Highwoods Properties, Inc.	51,580	1,731,541
Invitation Homes, Inc.	139,420	3,902,366
MGM Growth Properties LLC, Series A	183,420	5,132,092
		15,867,458
Utilities (9.4%):
FirstEnergy Corp.	157,560	4,523,548
The AES Corp.	469,510	8,502,826
Vistra Corp.	653,600	12,326,896
		25,353,270
Total Common Stocks (Cost $261,105,448)		268,654,442

Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	187,044	187,044
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	2,923,658	2,923,658
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	1,300,701	1,300,701
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	744,299	744,299
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	3,346,511	3,346,511
Total Collateral for Securities Loaned (Cost $8,502,213)		8,502,213

Total Investments (Cost $269,607,661) — 102.4%		277,156,655
Liabilities in excess of other assets — (2.4)%		(6,435,118)
NET ASSETS - 100.00%		$270,721,537

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
LLC—Limited Liability Company
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (8.4%):
Alphabet, Inc., Class A(a)	10,690	$15,667,264
Facebook, Inc., Class A(a)	47,400	12,414,060
Verizon Communications, Inc.	116,090	6,906,194
		34,987,518
Consumer Discretionary (8.3%):
AutoZone, Inc.(a)	2,930	3,450,485
Dollar Tree, Inc.(a)	107,710	9,838,231
LKQ Corp.(a)	409,280	11,349,334
Magna International, Inc.	138,000	6,313,500
McDonald's Corp.	19,530	4,286,640
		35,238,190
Consumer Staples (7.4%):
Keurig Dr Pepper, Inc.	582,450	16,075,620
Mondelez International, Inc., Class A	265,920	15,277,104
		31,352,724
Energy (4.5%):
Chevron Corp.	123,805	8,913,960
Enterprise Products Partners LP	643,210	10,156,286
		19,070,246
Financials (21.3%):
Aflac, Inc.	113,990	4,143,537
Bank of America Corp.	338,130	8,145,552
Brown & Brown, Inc.	228,670	10,351,891
Cboe Global Markets, Inc.	65,330	5,732,054
Chubb Ltd.(b)	50,380	5,850,126
Citigroup, Inc.	125,260	5,399,959
JPMorgan Chase & Co.	126,940	12,220,514
Marsh & McLennan Cos., Inc.	37,220	4,269,134
RenaissanceRe Holdings Ltd.	93,800	15,921,612
The Progressive Corp.	45,320	4,290,444
U.S. Bancorp	229,620	8,231,877
Voya Financial, Inc.	87,250	4,181,893
		88,738,592
Health Care (13.6%):
Cigna Corp.	65,060	11,021,815
Humana, Inc.	28,640	11,853,810
Johnson & Johnson	77,650	11,560,532
Pfizer, Inc.	234,980	8,623,766
Quest Diagnostics, Inc.	46,930	5,373,016
UnitedHealth Group, Inc.	26,195	8,166,815
		56,599,753
Industrials (14.8%):
Dover Corp.	43,440	4,706,290
Eaton Corp. PLC	115,450	11,779,364
FedEx Corp.	32,260	8,114,035
Johnson Controls International PLC	198,400	8,104,640
Parker-Hannifin Corp.	55,180	11,165,121
Raytheon Technologies Corp.	114,962	6,614,913
Union Pacific Corp.	36,860	7,256,628
United Rentals, Inc.(a)	25,510	4,451,495
		62,192,486

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	September 30, 2020
(Unaudited)

Information Technology (5.3%):
Broadridge Financial Solutions, Inc.	31,890	4,209,480
Euronet Worldwide, Inc.(a)	46,910	4,273,501
Leidos Holdings, Inc.	85,090	7,585,774
Visa, Inc., Class A(b)	31,360	6,271,059
		22,339,814
Materials (5.3%):
Newmont Corp.	91,870	5,829,152
Sealed Air Corp.	423,682	16,443,098
		22,272,250
Real Estate (3.7%):
Equity Commonwealth	135,670	3,612,892
Equity LifeStyle Properties, Inc.	125,550	7,696,215
Invitation Homes, Inc.	149,570	4,186,464
		15,495,571
Utilities (6.8%):
Exelon Corp.	222,890	7,970,546
FirstEnergy Corp.	181,970	5,224,359
Vistra Corp.	818,980	15,445,963
		28,640,868
Total Common Stocks (Cost $376,002,617)		416,928,012

Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	106,230	106,230
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,660,466	1,660,466
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	738,722	738,722
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	422,718	422,718
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,900,621	1,900,621
Total Collateral for Securities Loaned (Cost $4,828,757)		4,828,757

Total Investments (Cost $380,831,374) — 100.6%		421,756,769
Liabilities in excess of other assets — (0.6)%		(2,307,932)
NET ASSETS - 100.00%		$419,448,837

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Banks (6.6%):
Citizens Financial Group, Inc.	24,780	$626,438
JPMorgan Chase & Co.	10,700	1,030,089
		1,656,527

Capital Markets (3.3%):
Cboe Global Markets, Inc.	9,550	837,917

Communication Services (8.6%):
Alphabet, Inc., Class A(a)	492	721,075
Facebook, Inc., Class A(a)	2,630	688,797
World Wrestling Entertainment, Inc., Class A(b)	18,700	756,789
		2,166,661
Consumer Discretionary (9.0%):
Dollar Tree, Inc.(a)	6,070	554,434
LKQ Corp.(a)	61,140	1,695,412
		2,249,846
Consumer Staples (8.4%):
Keurig Dr Pepper, Inc.	43,900	1,211,640
TreeHouse Foods, Inc.(a)	22,060	894,092
		2,105,732
Health Care (7.0%):
Cigna Corp.	4,600	779,286
Humana, Inc.	1,330	550,474
Zimmer Biomet Holdings, Inc.	3,120	424,757
		1,754,517
Industrials (5.5%):
Sensata Technologies Holding PLC(a)	13,010	561,251
TFI International, Inc.	19,750	825,958
		1,387,209
Information Technology (8.3%):
Euronet Worldwide, Inc.(a)	7,040	641,344
Verint Systems, Inc.(a)	29,480	1,420,346
		2,061,690
Insurance (19.5%):
Alleghany Corp.	1,600	832,720
Brown & Brown, Inc.	21,420	969,683
RenaissanceRe Holdings Ltd.	8,370	1,420,724
Safety Insurance Group, Inc.	10,520	726,827
Stewart Information Services Corp.	20,270	886,407
		4,836,362
Materials (12.8%):
Graphic Packaging Holding Co.	110,690	1,559,622
Sealed Air Corp.	42,530	1,650,589
		3,210,211
Utilities (10.2%):
The AES Corp.	33,500	606,685
Vistra Corp.	102,920	1,941,071
		2,547,756
Total Common Stocks (Cost $22,618,926)		24,814,428

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	16,701	$16,701
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	261,050	261,050
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	116,138	116,138
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	66,457	66,457
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	298,806	298,806
Total Collateral for Securities Loaned (Cost $759,152)		759,152

Total Investments (Cost $23,378,078) — 102.2%		25,573,580
Liabilities in excess of other assets — (2.2)%		(553,731)
NET ASSETS - 100.00%		$25,019,849

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	September 30, 2020
	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.6%)
Chemicals (4.8%):
Sociedad Quimica y Minera de Chile SA, ADR(a)	171,875	$5,572,188

Metals & Mining (36.0%):
Antofagasta PLC	203,947	2,688,478
First Quantum Minerals Ltd.	1,312,232	11,699,109
Newmont Corp.	72,320	4,588,704
Rio Tinto PLC, ADR	44,499	2,687,295
Turquoise Hill Resources Ltd.(a)(b)	23,616,543	19,918,192
		41,581,778

Oil, Gas & Consumable Fuels (52.8%):
Antero Resources Corp.(b)	1,827,175	5,024,731
ARC Resources Ltd.	1,230,660	5,499,795
Berry Petroleum Corp.	385,306	1,221,420
Cheniere Energy, Inc.(b)	59,982	2,775,367
Concho Resources, Inc.	92,367	4,075,232
Noble Energy, Inc.	45,551	389,461
PDC Energy, Inc.(b)	444,011	5,503,516
Peyto Exploration & Development Corp.	2,939,704	5,497,869
Range Resources Corp.	2,884,993	19,098,654
Tourmaline Oil Corp.	444,276	5,429,150
Whitecap Resources, Inc.	3,623,255	6,585,757
		61,100,952
Total Common Stocks (Cost $185,121,910)		108,254,918

Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	78,478	78,478
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,226,680	1,226,680
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	545,735	545,735
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	312,285	312,285
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,404,096	1,404,096
Total Collateral for Securities Loaned (Cost $3,567,274)		3,567,274

Total Investments (Cost $188,689,184) — 96.7%		111,822,192
Other assets in excess of liabilities — 3.3%		3,771,951
NET ASSETS - 100.00%		$115,594,143

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.6%)
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100 (a)	$59,137	$59,551
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	130,000	131,550
Total Asset-Backed Securities (Cost $189,528)		191,101

Collateralized Mortgage Obligations (0.9%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	130,000	137,740

Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53	117,000	126,495
Total Collateralized Mortgage Obligations (Cost $254,337)		264,235

Preferred Stocks (0.3%)

Financials (0.1%):
AMG Capital Trust II, 10/15/37, 5.15%	255	11,819
KKR & Co., Inc., Series C, 9/15/23, 6.00% (b)	130	6,760
Wells Fargo & Co., Series L, 7.50% (c)	10	13,421
		32,000
Industrials (0.0%):(d)
Stanley Black & Decker, Inc., 11/15/22, 5.25%	130	13,117

Utilities (0.2%):
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	130	13,228
DTE Energy Co., 11/1/22, 6.25%	285	12,871
NextEra Energy, Inc., 3/1/23, 5.28%	310	14,471
		40,570
Total Preferred Stocks (Cost $86,838)		85,687

Corporate Bonds (57.4%)

Communication Services (3.2%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	80,000	74,789
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	76,000	88,033
1.65%, 2/1/28, Callable 12/1/27 @ 100	51,000	51,074
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	156,625
CenturyLink, Inc., 6.75%, 12/1/23	50,000	54,892
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	78,614
2.80%, 1/15/51, Callable 7/15/50 @ 100	56,000	56,458
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (e)	62,000	63,529
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	60,000	67,975
3.38%, 2/15/25 (a)	38,000	42,334
Vodafone Group PLC
3.75%, 1/16/24	142,000	155,079

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/30/48	$89,000	$114,830
		1,004,232

Consumer Discretionary (5.4%):
Booking Holdings, Inc., 0.75%, 5/1/25 (e) (f)	10,000	12,861
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	315,000	332,776
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	49,626
General Motors Co., 4.88%, 10/2/23 (a)	96,000	104,386
Hasbro, Inc.
2.60%, 11/19/22	130,000	134,102
6.35%, 3/15/40	75,000	88,553
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	48,000	49,470
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	55,000	56,568
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	52,000	53,040
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	93,000	104,937
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	269,393
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	123,967
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	126,000	133,070
3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	127,428
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	75,020
		1,715,197

Consumer Staples (5.9%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	64,000	73,820
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	75,000	88,263
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	30,000	30,974
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	65,424
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	160,000	164,747
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (e)	400,000	417,664
Keurig Dr Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	160,000	173,918
5.09%, 5/25/48, Callable 11/25/47 @ 100	40,000	53,737
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	114,866
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (e)	258,000	265,587
2.25%, 10/16/24, Callable 9/16/24 @ 100 (e) (f)	200,000	208,848
The Coca-Cola Co., 2.95%, 3/25/25	117,000	128,594
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	53,451
		1,839,893

Energy (4.2%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	65,000	67,577
Chevron USA, Inc., 1.02%, 8/12/27, Callable 6/12/27 @ 100	140,000	139,836
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	107,648
Ecopetrol SA, 5.88%, 9/18/23 (a)	133,000	146,292
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	113,000	112,767
HollyFrontier Corp., 2.63%, 10/1/23	116,000	116,066
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	90,000	92,982
Pioneer Natural Resources Co.
0.25%, 5/15/25 (e)	10,000	11,038
1.90%, 8/15/30, Callable 5/15/30 @ 100	109,000	102,465
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	120,000	122,189
Statoil ASA, 3.95%, 5/15/43	20,000	23,313

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	$62,000	$68,021
6.63%, 6/15/37	140,000	175,485
		1,285,679

Financials (16.5%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	204,876
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	26,075
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	55,000	61,963
4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	112,523
Ares Capital Corp., 4.63%, 3/1/24	12,000	12,435
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21 (a) (g)	130,000	130,000
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	291,073
4.20%, 8/26/24, MTN (a)	51,000	56,781
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	110,605
Barclays Bank PLC, 2/4/25 (a)	12,000	14,720
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	72,000	78,003
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	142,309
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	180,868
3.88%, 3/26/25	35,000	38,654
4.60%, 3/9/26 (a)	36,000	41,122
4.45%, 9/29/27 (a)	63,000	73,075
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (f) (g)	51,000	59,643
Enel Finance International NV, 2.88%, 5/25/22 (a) (e)	200,000	206,556
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	55,000	56,402
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	261,000	284,759
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	199,701
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	52,014
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	110,000	110,284
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	186,869
5.60%, 7/15/41	52,000	76,178
Morgan Stanley
4.88%, 11/1/22 (a)	144,000	155,966
3.75%, 2/25/23 (a)	300,000	322,023
3.13%, 7/27/26, MTN	305,000	337,028
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (e)	95,000	129,002
4.20%, 5/13/50, Callable 11/13/49 @ 100 (e)	25,000	29,147
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (e)	200,000	218,712
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	164,000	182,799
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	115,265
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	85,000	88,525
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	268,541
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	92,000	100,506
Wells Fargo & Co.
4.30%, 7/22/27, MTN	180,000	206,298
4.90%, 11/17/45 (a)	80,000	101,038
		5,062,338

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Health Care (5.0%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (e)	$135,000	$148,670
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	86,503
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	68,983
2.75%, 10/15/42	5,000	18,921
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	48,000	54,576
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	220,000	255,685
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	73,000	76,373
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	318,000	329,496
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	91,000	102,939
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (e)	114,000	114,938
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	65,000	67,989
Illumina, Inc., 0.50%, 6/15/21	10,000	12,859
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	59,000	58,755
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	59,052
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (e)	44,000	43,745
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (e)	40,000	41,416
		1,540,900

Industrials (5.0%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	68,155
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	75,000	79,937
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	85,000	94,301
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	130,000	125,783
Fortive Corp., 0.88%, 2/15/22	10,000	10,016
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	195,000	212,231
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	107,000	117,757
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	63,554
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	100,000	100,946
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100 (f)	65,000	75,230
6.25%, 12/1/37	60,000	88,392
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	167,000	183,593
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (e)	57,000	56,722
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	68,414
Southwest Airlines Co., 1.25%, 5/1/25	10,000	13,030
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	151,486
		1,509,547

Information Technology (5.9%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	73,717
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (f)	77,000	79,205
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	57,000	61,201
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	140,000	165,225
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	153,000	171,837
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	12,000	11,452
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	102,000	114,050
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	59,000	70,726
Micron Technology, Inc.
4.19%, 2/15/27, Callable 12/15/26 @ 100	49,000	55,678
5.33%, 2/6/29, Callable 11/6/28 @ 100	130,000	156,676
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (e)	38,000	37,996
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	73,207

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Novellus Systems, Inc., 2.63%, 5/15/41	$1,000	$10,422
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	86,404
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	184,000	190,579
ServiceNow, Inc., 6/1/22	2,000	7,172
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	66,000	86,832
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	51,439
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	123,000	113,420
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	170,000	176,908
Western Digital Corp., 1.50%, 2/1/24	12,000	11,433
		1,805,579

Materials (1.4%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	100,000	107,753
Nucor Corp.
2.00%, 6/1/25, Callable 5/1/25 @ 100	71,000	74,240
4.40%, 5/1/48, Callable 11/1/47 @ 100	46,000	59,692
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	90,495
5.20%, 11/2/40	50,000	70,789
Steel Dynamics, Inc., 2.40%, 6/15/25, Callable 5/15/25 @ 100	22,000	23,046
		426,015

Real Estate (1.9%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	72,000	76,749
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	285,000	296,126
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (e)	48,000	50,027
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	155,022
		577,924

Utilities (3.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	131,569
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	159,564
Iberdrola International BV
6.75%, 9/15/33	35,000	47,773
6.75%, 7/15/36	47,000	67,626
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	145,000	152,171
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	135,878
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	77,536
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (e)	134,000	141,071
		913,188

Total Corporate Bonds (Cost $16,704,781)		17,680,492

Residential Mortgage-Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.47% (LIBOR01M+132bps), 10/25/32, Callable 10/25/20 @ 100 (g)	67,644	65,654
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 10/25/20 @ 100 (a)	6,576	5,217
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/23 @ 100 (a) (e) (h)	58,930	59,624

Total Residential Mortgage-Backed Securities (Cost $132,827)		130,495

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage-Backed Agencies (29.2%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	$18,300	$19,107
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	265,346	278,259
5.50%, 6/1/38	40,174	46,776
7.00%, 9/1/38 (a)	9,909	12,323
Series 4320, Class AP, 3.50%, 7/15/39 - 12/15/48 (a)	899,292	967,432
4.50%, 1/1/41 - 7/1/44 (a)	497,509	556,209
Series 4444, Class CH, 3.00%, 1/15/41 (a)	98,782	100,909
Series 4049, Class AB, 2.75%, 12/15/41 (a)	55,566	57,248
Series 4494, Class JA, 3.75%, 5/15/42 (a)	226,221	235,151
		2,273,414
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	72,101	83,712
5.50%, 4/1/22 - 1/1/38 (a)	141,761	164,163
7.00%, 8/1/23 - 6/1/32	19,199	23,065
7.50%, 12/1/29 - 2/1/31 (a)	18,678	21,794
8.00%, 6/1/30 - 9/1/30	12,417	14,834
5.00%, 12/1/34 - 3/1/40	69,805	79,768
3.79% (LIBOR12M+166bps), 12/1/36 (a) (g)	26,760	27,467
4.50%, 12/1/38 - 5/25/40 (a)	322,002	346,399
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	977,593	1,024,453
3.50%, 8/1/39 - 12/25/50	1,388,756	1,461,012
3.00%, 6/1/40 - 5/1/48	2,238,530	2,374,558
4.00%, 11/1/43 - 6/1/49 (a)	862,176	956,223
		6,577,448
Government National Mortgage Association
3.00%, 8/20/50	99,765	105,415
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	18,653	21,740
Total U.S. Government Mortgage-Backed Agencies (Cost $8,669,973)		8,978,017

U.S. Treasury Obligations (6.3%)
U.S. Treasury Bonds, 1.25%, 5/15/50	690,000	655,715
U.S. Treasury Notes
2.00%, 8/15/25 (a)	275,000	298,010
0.25%, 8/31/25	524,000	523,591
0.63%, 5/15/30	300,000	299,156
0.63%, 8/15/30	177,000	176,115
Total U.S. Treasury Obligations (Cost $1,974,024)		1,952,587

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (i)	7,409	7,409
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (i)	115,811	115,811
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (i)	51,523	51,523

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (i)	29,483	$29,483
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (i)	132,561	132,561
Total Collateral for Securities Loaned (Cost $336,787)		336,787

Total Investments (Cost $28,349,095) — 96.2%		29,619,401
Other assets in excess of liabilities — 3.8%		1,156,500
NET ASSETS - 100.00%		$30,775,901

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Non-income producing security.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $2,257,153 and amounted to 7.3% of net assets.
(f)	All or a portion of this security is on loan.
(g)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(h)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(i)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	11	12/31/20	$1,386,296	$1,386,344	$48
Ultra Long Term U.S. Treasury Bond Futures	5	12/21/20	1,100,409	1,109,063	8,654
					$8,702

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	7	12/21/20	$976,341	$976,719	$(378)

	Total unrealized appreciation				$8,702
	Total unrealized depreciation				(378)
	Total net unrealized appreciation (depreciation)				$8,324

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2020
(Unaudited)
Centrally Cleared
Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 34	5.00%	6/20/25	Quarterly	3.80%	$920,000	$46,865	$53,360	$(6,495)
						$46,865	$53,360	$(6,495)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (4.2%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	$1,483,511	$1,486,432
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/21 @ 100 (a)	836,137	837,727
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	3,200,000	3,273,565
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 8/15/21 @ 100 (a) (b)	2,378,781	2,383,116
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100 (a)	456,200	459,395
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 2/20/21 @ 100 (a) (b)	2,400,000	2,408,364
Total Asset-Backed Securities (Cost $10,753,792)		10,848,599

Collateralized Mortgage Obligations (3.2%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 1.52% (LIBOR03M+125bps), 7/20/29, Callable 10/20/20 @ 100 (a) (b) (c)	1,497,580	1,491,844
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.40% (LIBOR03M+112bps), 1/15/31, Callable 10/15/20 @ 100 (a) (b) (c)	2,000,000	1,977,867
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.53% (LIBOR03M+125bps), 1/15/30, Callable 10/15/20 @ 100 (a) (b) (c)	2,825,000	2,771,932
Voya CLO Ltd., Series 2017-4A, Class A1, 1.41% (LIBOR03M+113bps), 10/15/30, Callable 10/15/20 @ 100 (a) (b) (c)	2,000,000	1,981,758
Total Collateralized Mortgage Obligations (Cost $8,265,349)		8,223,401

Preferred Stocks (0.3%)
Financials (0.1%):
AMG Capital Trust II, 10/15/37, 5.15%	2,175	100,811
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	1,075	55,900
Wells Fargo & Co., Series L, 7.50% (e)	85	114,074
		270,785
Industrials (0.0%):(f)
Stanley Black & Decker, Inc., 11/15/22, 5.25%	1,090	109,981

Utilities (0.2%):
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	1,075	109,392
DTE Energy Co., 11/1/22, 6.25%	2,385	107,707
NextEra Energy, Inc., 3/1/23, 5.28%	2,585	120,668
		337,767
Total Preferred Stocks (Cost $728,138)		718,533

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (50.7%)
Communication Services (4.4%):
AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	$514,000	$595,382
CenturyLink, Inc., 6.75%, 12/1/23	424,000	465,484
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,302,363
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	4,185,000	4,230,826
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a) (b)	836,000	865,243
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,866,000	2,114,010
3.38%, 2/15/25 (a)	354,000	394,374
1.38% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	827,000	844,673
Vodafone Group PLC, 2.95%, 2/19/23 (a)	631,000	664,468
		11,476,823
Consumer Discretionary (6.1%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	3,055,000	3,085,306
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	409,000	484,767
Booking Holdings, Inc., 0.75%, 5/1/25 (b) (g)	87,000	111,890
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,027,000	3,277,787
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,410,293
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	3,380,000	3,411,164
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	620,000	637,682
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b)	244,000	255,290
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,467,209
		16,141,388
Consumer Staples (6.4%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	620,000	715,127
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (a)	1,400,000	1,607,690
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	792,000	817,700
Constellation Brands, Inc., 0.98% (LIBOR03M+70bps), 11/15/21, Callable 11/9/20 @ 100 (a) (c)	2,500,000	2,499,550
Heineken NV, 3.40%, 4/1/22 (b)	1,570,000	1,631,811
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,391,000	2,496,587
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	1,385,000	1,505,481
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	833,000	886,062
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	2,122,000	2,184,408
Tyson Foods, Inc.
2.25%, 8/23/21, Callable 7/23/21 @ 100 (g)	1,080,000	1,096,556
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,299,707
		16,740,679
Energy (5.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,305,000	1,356,743
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	763,065
Ecopetrol SA, 5.88%, 9/18/23 (a)	495,000	544,470
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	975,000	972,992
HollyFrontier Corp., 2.63%, 10/1/23	971,000	971,553
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	5,185,000	5,215,176
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,850,000	1,855,919
Pioneer Natural Resources Co., 0.25%, 5/15/25 (b)	85,000	93,820

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	$1,010,000	$1,028,422
Valero Energy Corp.
2.70%, 4/15/23 (a)	951,000	985,978
1.20%, 3/15/24	1,020,000	1,018,246
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a) (g)	382,000	419,100
		15,225,484
Financials (8.7%):
Ares Capital Corp., 4.63%, 3/1/24	110,000	113,990
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21 (a) (c)	1,391,000	1,391,000
4.20%, 8/26/24, MTN (a)	458,000	509,919
Barclays Bank PLC, 2/4/25 (a)	110,000	134,935
Capital One Financial Corp.
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,553,200
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	741,032
Citigroup, Inc., 4.45%, 9/29/27 (a)	404,000	468,608
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 11/9/20 @ 104.31 (a) (b)	772,000	791,910
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	1,675,000	1,729,907
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,702,313
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	871,733
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,466,070
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/9/20 @ 101.34 (a)	637,000	641,886
Morgan Stanley, 4.88%, 11/1/22 (a)	1,004,000	1,087,432
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	2,214,000	2,342,434
The Goldman Sachs Group, Inc., 2.00% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,556,655
Zions Bancorp NA
3.50%, 8/27/21 (a) (g)	1,785,000	1,822,306
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,121,730
		22,047,060
Health Care (4.0%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,211,000	1,221,620
3.85%, 6/15/24, Callable 3/15/24 @ 100 (b)	2,545,000	2,786,597
Anthem, Inc., 2.75%, 10/15/42	45,000	170,293
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,087,464
Bristol-Myers Squibb Co., 2.88%, 2/19/21	3,354,000	3,387,103
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	621,000	649,697
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	585,754
Illumina, Inc., 0.50%, 6/15/21	75,000	96,444
Upjohn, Inc., 1.13%, 6/22/22 (b)	525,000	529,106
		10,514,078
Industrials (1.6%):
Allison Transmission, Inc., 5.00%, 10/1/24, Callable 10/19/20 @ 101.25 (b)	514,000	518,898
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	1,078,829
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	725,000	765,731
Fortive Corp., 0.88%, 2/15/22	88,000	88,138
Roper Technologies, Inc.
0.45%, 8/15/22	1,019,000	1,018,215
2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	391,000	429,850
Southwest Airlines Co., 1.25%, 5/1/25	85,000	110,755
		4,010,416

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Information Technology (4.0%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (g)	$988,000	$1,016,286
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	1,425,000	1,530,023
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	108,000	103,068
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	501,000	600,574
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,378,352
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	1,015,969
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	901,000	955,826
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	642,000	642,186
Novellus Systems, Inc., 2.63%, 5/15/41	10,000	104,223
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	757,000	782,571
ServiceNow, Inc., 6/1/22	20,000	71,722
Western Digital Corp., 1.50%, 2/1/24	108,000	102,896
		10,303,696
Materials (2.5%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	3,525,000	3,585,313
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	921,288
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	837,528
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100	1,190,000	1,292,745
		6,636,874
Real Estate (4.0%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,059,040
CubeSmart LP, 4.80%, 7/15/22 (a)	3,470,000	3,682,780
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,230,000	1,304,120
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,019,000	1,028,528
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	638,000	664,943
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,681,796
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	522,985
		9,944,192
Utilities (3.1%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	2,900,000	2,922,591
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a) (h)	2,681,000	2,802,422
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	667,913
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,462,000	1,534,296
		7,927,222

Total Corporate Bonds (Cost $127,237,385)		130,967,912

Residential Mortgage-Backed Securities (4.3%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.03%, 10/25/33, Callable 10/25/20 @ 100 (a) (i)	1,428,668	1,428,668
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	13,388	14,103
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.14%, 11/25/34, Callable 10/25/20 @ 100 (a) (i)	1,206,911	1,206,911

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 7/25/31 @ 100 (a)	$16,318	$16,214
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 10/25/20 @ 100 (a)	11,905	9,445
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/23 @ 100 (a) (b) (i)	736,623	745,295
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/20 @ 100 (a)	44,062	42,823
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.49%, 10/25/46, Callable 11/25/22 @ 100 (a) (b) (i)	459,964	465,301
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.95%, 10/25/29, Callable 8/25/22 @ 100 (a) (b) (i)	2,754,558	2,805,955
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/23 @ 100 (a) (b) (i)	688,985	693,107
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/23 @ 100 (a) (b) (i)	1,518,520	1,537,791
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.47% (LIBOR03M+120bps), 7/29/30, Callable 10/29/20 @ 100 (a) (b) (c)	2,250,000	2,234,542

Total Residential Mortgage-Backed Securities (Cost $11,197,071)		11,200,155

U.S. Government Mortgage-Backed Agencies (8.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	825,467	939,688
5.50%, 10/25/23 (a)	3,823	4,052
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,032,926	1,039,904
7.00%, 9/1/38 (a)	4,756	5,915
Series 4320, Class AP, 3.50%, 7/15/39 (a)	1,165,320	1,256,030
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	4,206,904	4,330,405
Series 4444, Class CH, 3.00%, 1/15/41 (a)	1,810,998	1,849,996
Series 4049, Class AB, 2.75%, 12/15/41 (a)	596,723	614,784
		10,040,774
Federal National Mortgage Association
6.00%, 2/1/37 (a)	1,196,819	1,397,414
Series 2013-83, Class CA, 3.50%, 10/25/37 - 3/25/44 (a)	1,436,661	1,460,585
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	1,238,904	1,265,691
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,726,896	2,900,985
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	910,201	939,947
5.00%, 2/1/41 - 10/1/41 (a)	3,152,886	3,591,348
		11,555,970
Government National Mortgage Association
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	340,202	341,444

Total U.S. Government Mortgage-Backed Agencies (Cost $21,454,192)		21,938,188

U.S. Treasury Obligations (25.9%)
U.S. Treasury Notes
0.38%, 3/31/22 (a)	487,000	488,769
0.13%, 4/15/22 (a)	19,822,679	20,171,925
0.13%, 6/30/22	17,101,000	17,100,332

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
0.13%, 7/15/23	$29,151,000	$29,132,781
Total U.S. Treasury Obligations (Cost $66,574,357)		66,893,807

Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (j)	31,902	31,902
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (j)	498,661	498,661
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (j)	221,848	221,848
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (j)	126,948	126,948
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (j)	570,783	570,783
Total Collateral for Securities Loaned (Cost $1,450,142)		1,450,142

Total Investments (Cost $247,660,426) — 97.7%		252,240,737
Other assets in excess of liabilities — 2.3%		6,001,450
NET ASSETS - 100.00%		$258,242,187

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $48,828,453 and amounted to 18.9% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(d)	Non-income producing security.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Amount represents less than 0.05% of net assets.
(g)	All or a portion of this security is on loan.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(j)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	355	12/31/20	$78,410,501	$78,441,134	$30,633

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2020
(Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	58	12/21/20	$8,073,279	$8,092,813	$(19,534)
5-Year U.S. Treasury Note Futures	50	12/31/20	6,301,390	6,301,563	(173)
					$(19,707)

	Total unrealized appreciation				$30,633
	Total unrealized depreciation				(19,707)
	Total net unrealized appreciation (depreciation)				$10,926

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2020 (b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 34	5.00%	6/20/25	Quarterly	3.80%	$7,360,000	$374,918	$426,880	$(51,962)
						$374,918	$426,880	$(51,962)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.6%)
Communication Services (0.6%):
AMC Networks, Inc., Class A (a) (b)	$12,000	$296,520
iHeartMedia, Inc., Class A (a) (b)	30,500	247,660
Nexstar Media Group, Inc., Class A	7,250	651,993
		1,196,173
Total Common Stocks (Cost $1,629,264)		1,196,173

Senior Secured Loans (12.9%)
Air Methods Corp., Initial Term Loan, 4.50% (LIBOR03M+350bps), 4/21/24 (c)	1,984,615	1,731,259
Alphabet Holding Company, Inc., Initial Term Loan Second Lien, 7.91% (LIBOR01M+775bps), 8/15/25 (c)	1,500,000	1,444,995
Avaya, Inc., Term Loan B, 4.40% (LIBOR01M+425bps), 12/15/24 (c)	911,847	905,866
Bass Pro Group, LLC, Initial Term Loan, 6.07% (LIBOR06M+500bps), 12/16/23 (c)	1,957,277	1,936,490
CPM Holdings, Inc., Initial Term Loan, 3.91% (LIBOR01M+375bps), 11/17/25 (c)	786,000	731,224
Dayco Products, LLC, Term Loan, 4.51% (LIBOR03M+425bps), 5/19/24 (c)	967,500	604,688
Dynasty Acquisition Co, Inc., 2020 Specified Refi Term B-1 Loan, 3.81% (LIBOR03M+350bps), 4/6/26 (c)	1,547,490	1,360,692
Froneri International Limited, Second Lien Term Loan USD, 5.91% (LIBOR01M+575bps), 1/30/28 (c)	500,000	496,250
Golden Nugget, Inc., 3.25% (LIBOR02M+250bps), 10/4/23 (c)	917,988	816,036
Golden Nugget, Inc., 3.25% (LIBOR01M+250bps), 10/4/23 (c)	1,076,401	956,856
Holley Purchaser, Inc., Initial Term Loan, 5.26% (LIBOR03M+500bps), 10/24/25 (c)	982,500	928,463
Leslie's Poolmart, Inc., Tranche B Term Loan, 3.66% (LIBOR01M+350bps), 8/16/23 (c)	982,323	960,840
LifeScan Global Corp., Initial Term Loan, 7.18% (LIBOR06M+600bps), 6/19/24 (c)	1,786,826	1,681,404
Men's Wearhouse, Inc., Term Loan B, 4.25% (LIBOR01M+325bps), 4/9/25 (c) (d) (e)	3,990,555	1,197,167
Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR01M+350bps), 11/2/24 (c)	1,962,342	1,942,718
Packaging Coordinators Midco, Inc., 2016 Term Loan 2L, 9.83% (LIBOR06M+875bps), 7/1/24 (c)	500,000	496,250
Reynolds Group Holdings, Inc., 2017 Incremental US Term Loan, 2.91% (LIBOR01M+275bps), 2/5/23 (c)	1,384,152	1,365,646
SIWF Holdings, Inc., Initial Term Loan, 9.57% (LIBOR06M+850bps), 5/26/26 (c)	1,000,000	848,330
Specialty Building Products Holdings, LLC, Initial Term Loan, 5.91% (LIBOR01M+575bps), 10/1/25 (c)	987,500	986,266
Spectacle Gary Holdings LLC, Closing Date Term Loan, 10/17/25 (d) (f)	135,135	127,788
Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.00% (LIBOR03M+900bps), 12/23/25 (c)	1,864,865	1,763,472

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Standard Aero Limited, 2020 SPCFD Refi Term B-2 Loan, 3.81% (LIBOR03M+350bps), 4/6/26 (c)	$831,984	$731,555
Stars Group Holdings BV, Term Loan, 3.81% (LIBOR03M+350bps), 6/27/25 (c)	1,061,005	1,057,398
Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	1,480,818	1,238,127
TENNECO INC, Tranche B Term Loan, 3.16% (LIBOR01M+300bps), 6/18/25 (c)	1,969,937	1,771,721
Total Senior Secured Loans (Cost $30,264,164)		28,081,501

Corporate Bonds (80.2%)
Communication Services (11.7%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38 (b)	3,000,000	3,101,970
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (g)	2,000,000	2,099,000
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 10/1/23 @ 104.88 (b) (d) (g)	900,000	918,945
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (g)	3,000,000	2,775,270
Entercom Media Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (b) (g)	2,500,000	2,187,150
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	1,750,000	1,727,775
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44 (b)	2,500,000	2,084,875
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (g)	3,000,000	3,148,139
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (g)	3,000,000	2,790,180
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (g) (h)	2,000,000	2,145,700
Univision Communications, Inc., 5.13%, 2/15/25, Callable 10/19/20 @ 102.56 (b) (g)	2,500,000	2,358,700
		25,337,704
Consumer Discretionary (14.8%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (g)	2,000,000	2,047,440
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	2,000,000	2,026,520
Boyd Gaming Corp.
8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (g)	1,200,000	1,315,476
6.38%, 4/1/26, Callable 4/1/21 @ 103.19	2,250,000	2,339,370
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/19/20 @ 102.63 (g)	2,500,000	2,415,775
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (g)	3,000,000	3,104,040
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (g) (h)	3,000,000	1,560,780
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (h)	3,000,000	3,437,910
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (g)	2,000,000	2,025,820
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	2,000,000	1,876,640
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100 (b)	2,475,000	2,582,786
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (g)	3,000,000	3,128,939
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26, Callable 9/30/22 @ 103.19 (g)	1,800,000	1,831,500
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (g) (h)	1,200,000	1,337,136

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	$1,000,000	$1,066,360
		32,096,492
Consumer Staples (7.6%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (g)	2,750,000	2,936,313
B&G Foods, Inc., 5.25%, 4/1/25, Callable 11/9/20 @ 103.94	2,250,000	2,309,468
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 10/19/20 @ 104.13 (g) (h)	2,250,000	2,306,227
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 11/9/20 @ 103.63 (g)	2,250,000	2,245,883
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (g)	3,000,000	3,076,019
Simmons Foods, Inc.
7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (g)	1,715,000	1,795,279
5.75%, 11/1/24, Callable 11/9/20 @ 102.88 (g)	1,469,000	1,474,244
		16,143,433
Energy (0.2%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (b) (g) (h)	500,000	516,425

Financials (10.0%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (g)	2,375,000	2,484,725
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (g)	2,500,000	2,661,100
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (b) (g)	2,091,000	2,194,923
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (g) (h)	3,000,000	3,157,440
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 11/9/20 @ 107.25 (g)	1,000,000	922,250
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (g)	3,000,000	3,252,120
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/9/20 @ 106.38 (e) (g)	2,000,000	1,289,740
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (b) (g) (h)	2,250,000	2,394,293
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (g)	2,000,000	1,983,960
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (g)	2,000,000	1,410,660
		21,751,211
Health Care (9.6%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (b) (g)	1,750,000	1,750,000
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 11/9/20 @ 103.06 (g)	2,000,000	2,047,200
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (g)	1,900,000	1,403,815
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (g)	3,000,000	3,119,220
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (b) (g) (h)	2,500,000	2,600,025
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (g)	3,000,000	3,193,139
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b) (g)	2,000,000	2,128,740
Tenet Healthcare Corp.
6.75%, 6/15/23	2,500,000	2,630,450
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (g)	2,250,000	2,188,103
		21,060,692

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (18.1%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/9/20 @ 101.84 (g)	$2,000,000	$1,053,480
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/20 @ 105 (b) (g) (h)	2,000,000	1,882,780
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/9/20 @ 101 (b) (g)	2,000,000	1,857,660
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (g)	3,000,000	3,120,540
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/9/20 @ 102.44 (g)	3,000,000	2,927,400
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (g)	3,000,000	2,222,340
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (g)	1,800,000	1,818,126
Delta Air Lines, Inc., 7.00%, 5/1/25 (g)	3,000,000	3,299,340
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (h)	2,000,000	2,208,480
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (g)	3,000,000	3,124,440
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (g)	2,000,000	2,007,300
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b) (g)	3,000,000	3,150,210
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b) (g) (h)	1,750,000	1,867,215
TransDigm, Inc., 6.50%, 7/15/24, Callable 11/9/20 @ 101.63	3,000,000	2,992,260
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/9/20 @ 103.13 (g)	1,350,000	1,151,253
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (g)	2,250,000	2,464,538
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (g)	2,000,000	2,138,220
		39,285,582
Information Technology (1.1%):
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (g)	2,250,000	2,382,008

Materials (6.3%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (g)	3,000,000	3,055,260
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (g)	1,200,000	1,267,872
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (g)	2,000,000	2,077,380
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (g)	1,330,000	1,400,823
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 11/9/20 @ 103.13 (b) (g)	3,000,000	3,022,110
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (g) (h)	2,000,000	1,979,380
U.S. Concrete, Inc., 5.13%, 3/1/29, Callable 9/1/23 @ 102.56 (g)	900,000	902,232
		13,705,057
Real Estate (0.8%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (g)	1,800,000	1,814,022

Total Corporate Bonds (Cost $172,643,380)		174,092,626

Collateral for Securities Loaned^ (11.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (i)	559,134	559,134
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (i)	8,739,725	8,739,725
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (i)	3,888,202	3,888,202

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (i)	2,224,940	$2,224,940
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (i)	10,003,766	10,003,766
Total Collateral for Securities Loaned (Cost $25,415,767)		25,415,767

Total Investments (Cost $229,952,575) — 105.4%		228,786,067
Liabilities in excess of other assets — (5.4)%		(11,697,197)
NET ASSETS - 100.00%		$217,088,870

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(d)	Security purchased on a when-issued basis.
(e)	Defaulted security.
(f)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $143,707,762 and amounted to 66.2% of net assets.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.6%)
Arkansas (1.6%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$762,683
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	269,592
		1,032,275
California (2.5%):
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,546,050

Connecticut (3.9%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,359,120

Florida (5.6%):
Capital Trust Agency, Inc. Revenue Bonds, 5.00%, 8/1/55, Continuously Callable @100	400,000	453,140
County of Jackson Revenue Bonds, 0.16%, 7/1/22, Continuously Callable @100 (a)	100,000	100,000
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,352,300
St. Johns County IDA Revenue Bonds, 4.00%, 8/1/55, Continuously Callable @103	500,000	532,835
		3,438,275
Georgia (0.3%):
Development Authority Of Floyd County Revenue Bonds, 0.17%, 9/1/26, Continuously Callable @100 (a)	200,000	200,000

Guam (1.9%):
Port Authority of Guam Revenue Bonds, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,134,520

Illinois (25.8%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100 (b)	2,275,000	2,602,259
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @100	2,000,000	2,162,100
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	2,450,000	2,682,628
City of Chicago General Obligation Bonds
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,090,270
Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,072,750
City of Chicago Wastewater Transmission Revenue Bonds
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,124,940
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,132,030
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,123,840
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,738,440
		15,729,257
Iowa (0.8%):
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	470,470

Massachusetts (1.5%):
University of Massachusetts Building Authority Revenue Bonds, Series 1, 5.00%, 11/1/39, Continuously Callable @100	820,000	937,440

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Mississippi (2.0%):
Mississippi Business Finance Corp. Revenue Bonds, Series A, 0.10%, 12/1/30, Callable 11/2/20 @ 100 (a)	$1,200,000	$1,200,000

Missouri (2.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (c)	1,150,000	1,222,577

New Jersey (12.3%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100 (b)	885,000	1,021,786
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100 (b)	3,000,000	3,387,689
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,163,580
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	194,192
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,743,090
		7,510,337
New York (12.9%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,746,375
Metropolitan Transportation Authority Revenue Bonds, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	482,530
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,588
Port Authority of New York & New Jersey Revenue Bonds
5.00%, 10/1/30, Continuously Callable @100	2,000,000	2,123,020
5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,119,530
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,234,640
		7,906,683
North Carolina (7.0%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,920,199
North Carolina Medical Care Commission Revenue Bonds
Series A, 4.00%, 9/1/50, Continuously Callable @100 (d)	500,000	514,875
Series A, 4.00%, 10/1/50, Continuously Callable @103 (d)	350,000	368,932
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,543,840
		4,347,846
Ohio (5.4%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,059,950
County of Franklin Revenue Bonds, Series B, 5.00%, 7/1/45, Continuously Callable @103 (d)	500,000	562,360
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,705,320
		3,327,630
Oregon (0.3%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	205,000	210,080

Pennsylvania (4.4%):
Philadelphia School District General Obligation Bonds
Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,443,396
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,206,860
		2,650,256

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Rhode Island (0.2%):
Rhode Island Health & Educational Building Corp. Revenue Bonds (LOC - Citizens Financial Group), 0.16%, 6/1/35, Callable 11/1/20 @ 100 (a)	$100,000	$100,000

Texas (1.8%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @102	500,000	431,090
Port of Port Arthur Navigation District Revenue Bonds, Series C, 0.19%, 4/1/40, Continuously Callable @100 (a)	700,000	700,000
		1,131,090
Utah (1.8%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,109,190

Washington (4.6%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @100	2,370,000	2,778,280

Total Municipal Bonds (Cost $56,934,968)		60,341,376

Exchange-Traded Funds (2.4%)
VanEck Vectors High-Yield Municipal Index ETF (e)	25,000	1,495,000
Total Exchange-Traded Funds (Cost $1,491,610)		1,495,000

Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (f)	28,991	28,991
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (f)	453,154	453,154
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (f)	201,603	201,603
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (f)	115,363	115,363
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (f)	518,695	518,695
Total Collateral for Securities Loaned (Cost $1,317,806)		1,317,806

Total Investments (Cost $59,744,384) — 103.2%		63,154,182
Liabilities in excess of other assets — (3.2)%		(1,964,976)
NET ASSETS - 100.00%		$61,189,206

^	Purchased with cash collateral from securities on loan.
(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $1,222,577 and amounted to 2.0% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
IDA—Industrial Development Authority
LOC—Letter of Credit

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.7%)
Alabama (0.1%):
Columbia Industrial Development Board Revenue Bonds (NBGA - Southern Co.), Series A, 0.14%, 12/1/37, Continuously Callable @100 (a)	$50,000	$50,000

California (3.3%):
California County Tobacco Securitization Agency Revenue Bonds, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	250,000	289,025
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	1,030,700
		1,319,725
Colorado (3.9%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project Revenue Bonds, Series 2010, 6.00%, 1/15/34, Continuously Callable @100	1,500,000	1,504,305

District of Columbia (2.0%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33	715,000	770,956

Florida (6.2%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	1,003,280
Miami-Dade County IDA Revenue Bonds, 0.14%, 6/1/21, Continuously Callable @100 (a)	100,000	100,000
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,225,000	1,301,906
		2,405,186
Illinois (20.0%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,715,774
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,019,660
City of Chicago General Obligation Bonds
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,090,270
Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,072,750
Illinois Finance Authority Revenue Bonds, 4.75%, 10/15/40, (Put Date 8/01/30) (b) (c)	500,000	506,545
Illinois General Obligation Bonds
5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,045,920
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,289,300
		7,740,219
Indiana (1.3%):
Indiana Finance Authority Revenue Bonds, Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	524,700

Iowa (1.2%):
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	470,470

Massachusetts (3.7%):
Massachusetts Development Finance Agency Revenue Bonds, 4.00%, 10/1/32, Continuously Callable @105 (b)	300,000	300,963
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100	320,000	327,782
Series 2011, 5.63%, 7/1/29, Continuously Callable @100	645,000	660,551
Series 2011, 5.63%, 7/1/33, Continuously Callable @100	160,000	163,717
		1,453,013

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Missouri (1.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (b)	$500,000	$531,555

New Hampshire (1.9%):
New Hampshire Business Finance Authority Revenue Bonds, Series B, 3.75%, 7/1/45, (Put Date 7/02/40) (b) (c)	750,000	734,198

New Jersey (11.6%):
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	1,000,000	1,129,230
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	559,335
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	575,000	598,874
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	485,480
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,743,089
		4,516,008
New Mexico (1.3%):
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series A, 5.00%, 7/1/49, Continuously Callable @102	500,000	514,465

New York (4.8%):
Metropolitan Transportation Authority Revenue Bonds
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	365,000	391,846
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	482,530
New York Transportation Development Corp. Revenue Bonds, 5.00%, 10/1/40, Continuously Callable @100	750,000	796,898
Onondaga Civic Development Corp. Revenue Bonds, 5.00%, 10/1/40, Continuously Callable @100	250,000	248,318
		1,919,592
North Carolina (4.8%):
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 10/1/50, Continuously Callable @103	250,000	267,128
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,543,839
		1,810,967
North Dakota (2.6%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	993,720

Oklahoma (0.0%):(d)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100 (e) (f)	1,885,000	18,858

Oregon (1.6%):
Clackamas County Hospital Facility Authority Revenue Bonds
Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	509,905
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	105,467
		615,372
South Carolina (4.5%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,707,963

South Dakota (1.5%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 11/9/20 @ 100 (b)	600,000	600,564

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Texas (6.4%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @102	$1,000,000	$657,210
Port of Port Arthur Navigation District Revenue Bonds, Series C, 0.19%, 4/1/40, Continuously Callable @100 (a)	700,000	700,000
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,139,530
		2,496,740
Utah (4.7%):
Utah Charter School Finance Authority Revenue Bonds, 2.75%, 4/15/50, Continuously Callable @100	525,000	529,053
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,302,571
		1,831,624
Vermont (0.7%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, 5.00%, 10/15/46, Continuously Callable @100	250,000	265,838

West Virginia (2.6%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (b)	1,000,000	1,016,720

Wisconsin (2.6%):
Public Finance Authority Revenue Bonds
Series A, 5.25%, 3/1/55, Continuously Callable @100 (b)	500,000	520,150
Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	508,985
		1,029,135
Total Municipal Bonds (Cost $36,002,476)		36,841,893

Exchange-Traded Funds (4.0%)
VanEck Vectors High-Yield Municipal Index ETF	26,000	1,554,800
Total Exchange-Traded Funds (Cost $1,532,682)		1,554,800

Total Investments (Cost $37,535,158) — 98.7%		38,396,693
Other assets in excess of liabilities — 1.3%		522,368
NET ASSETS - 100.00%		$38,919,061

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $4,210,695 and amounted to 10.8% of net assets.
(c)	Put Bond.
(d)	Amount represents less than 0.05% of net assets.
(e)	Defaulted security.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.05% of the Fund's net assets.

ETF—Exchange-Traded Fund
IDA—Industrial Development Authority
LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (85.2%)
Acrisure LLC, 1st Lien Term Loan B, 3.66% (LIBOR01M+350bps), 1/31/27 (a)	$3,777,497	$3,640,563
Air Methods Corp., 1st Lien Term Loan, 4.50% (LIBOR03M+350bps), 4/21/24 (a)	3,938,931	3,436,087
Aldevron LLC, 5.25% (LIBOR01M+425bps), 9/20/26 (a)	3,184,000	3,182,663
Alphabet Holding Co., Inc., 1st Lien Term Loan, 3.66% (LIBOR01M+350bps), 8/15/24 (a)	5,432,000	5,270,017
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 7.91% (LIBOR01M+775bps), 8/15/25 (a)	4,950,000	4,768,484
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 3.00% (LIBOR01M+225bps), 4/6/24 (a)	6,624,628	6,305,850
American Renal Holdings, Inc., 5.16% (LIBOR01M+500bps), 6/15/24 (a)	4,962,761	4,776,658
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 3.69% (LIBOR01M+350bps), 3/23/25 (a)	7,818,151	7,349,062
Apex Tool Group LLC, 6.50% (LIBOR01M+525bps), 8/19/24 (a)	3,875,000	3,665,750
Asurion LLC, 1st Lien Term Loan B7, 3.16% (LIBOR01M+300bps), 11/4/24 (a)	3,865,343	3,795,303
Avaya, Inc., 1st Lien Term Loan B, 4.40% (LIBOR01M+425bps), 12/15/24 (a)	3,875,167	3,849,745
Bass Pro Group LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23 (a)	6,260,145	6,193,663
Blount International, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+375bps), 4/12/23 (a)	5,850,788	5,795,205
Boyd Gaming Corp., 2.35% (LIBOR01W+225bps), 9/15/23 (a) (b)	4,561,189	4,429,416
Brand Industrial Services, Inc., 1st Lien Term Loan, 5.25% (LIBOR03M+425bps), 6/21/24 (a)	5,738,191	5,328,426
BW NHHC Holdco, Inc., 9.27% (LIBOR03M+900bps), 5/15/26 (a)	3,000,000	1,560,000
Caesars Resort Collection LLC, 4.77% (LIBOR03M+450bps), 6/19/25(a)	1,666,667	1,610,650
Caesars Resort Collection LLC, 4.70% (LIBOR01M+450bps), 6/19/25 (a)	3,333,333	3,221,300
Chassix, Inc., 1st Lien Term Loan B, 6.50% (LIBOR06M+550bps), 11/10/23 (a)	2,001,299	1,767,807
Chassix, Inc., 1st Lien Term Loan B, 6.50% (LIBOR03M+550bps), 11/10/23 (a)	1,874,004	1,655,364
CIBT Global, Inc., 1st Lien Term Loan, 4.75% (LIBOR03M+375bps), 6/1/24 (a)	3,830,510	2,585,594
Clarios Global LP, 3.66% (LIBOR01M+350bps), 4/30/26 (a)	6,930,000	6,741,573
Concrete Pumping Holdings, Inc., 7.07% (LIBOR06M+600bps), 11/14/25 (a)	5,550,000	5,300,250
Consolidated Communications, Inc., 10/18/27 (b) (d)	4,500,000	4,447,980
Consolidated Communications, Inc., 1st Lien Term Loan B, 4.00% (LIBOR01M+300bps), 10/5/23 (a)	4,861,474	4,801,921
Cornerstone Building Brands, Inc., 1st Lien Term Loan B, 3.90% (LIBOR01M+375bps), 4/14/25 (a)	5,850,053	5,731,238
CPM Holdings, Inc., 1st Lien Term Loan, 3.91% (LIBOR01M+375bps), 11/17/25 (a)	2,947,500	2,742,089
CPM Holdings, Inc., 2nd Lien Term Loan, 8.41% (LIBOR01M+825bps), 11/16/26 (a)	2,000,000	1,820,000

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Dawn Acquisition LLC, 1st Lien Term Loan B, 4.06% (LIBOR03M+375bps), 10/25/25 (a)	$3,438,750	$3,059,043
Dayco Products LLC, 4.51% (LIBOR03M+425bps), 5/19/24 (a)	7,740,000	4,837,500
Delta Air Lines, Inc., 5.75% (LIBOR03M+475bps), 4/27/23 (a)	8,728,125	8,706,305
Diamond Sports Group LLC, 3.41% (LIBOR01M+325bps), 8/24/26 (a)	3,989,924	3,078,905
Distributed Power, 4.21%-4.22% (LIBOR06M+300bps), 11/6/25 (a)	5,954,545	5,478,182
Dole Food Co., Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 3/24/24 (a) (b)	6,900,000	6,789,324
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 3.81% (LIBOR03M+350bps), 4/6/26 (a)	3,605,538	3,170,314
Endo International PLC, 1st Lien Term Loan B, 5.00% (LIBOR03M+425bps), 4/29/24 (a)	4,911,167	4,665,609
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 4.00% (LIBOR03M+300bps), 7/19/24 (a)	3,752,569	3,654,064
First Brands Group LLC, 8.50% (LIBOR02M+750bps), 2/2/24 (a)	7,950,000	7,820,812
Forterra Finance LLC, 1st Lien Term Loan, 4.00% (LIBOR01M+300bps), 10/25/23 (a)	2,697,019	2,666,111
Froneri U.S., Inc., 1st Lien Term Loan B, 2.41% (LIBOR01M+225bps), 1/31/27 (a)	4,987,500	4,782,663
Gates Global LLC, 1st Lien Term Loan B2, 3.75% (LIBOR01M+275bps), 3/31/24 (a)	7,373,681	7,253,858
Global Medical Response, Inc., 5.25% (LIBOR06M+425bps), 3/14/25 (a)	4,924,051	4,759,932
Golden Nugget LLC, 1st Lien Term Loan B, 3.25% (LIBOR02M+250bps), 10/4/23 (a)	2,294,970	2,040,090
Golden Nugget LLC, 1st Lien Term Loan B, 3.25% (LIBOR01M+250bps), 10/4/23 (a)	2,691,003	2,392,140
Graham Packaging Co., Inc., 4.50% (LIBOR01M+375bps), 7/28/27 (a)	7,000,000	6,950,440
GTT Communications, Inc., 1st Lien Term Loan B, 2.91% (LIBOR01M+275bps), 5/31/25 (a)	5,845,253	5,011,836
Gulf Finance LLC, 1st Lien Term Loan B, 6.25% (LIBOR01M+525bps), 8/25/23 (a)	4,004,749	2,813,336
Holley Purchaser, Inc., 1st Lien Term Loan, 5.26% (LIBOR03M+500bps), 10/24/25 (a)	4,323,000	4,085,235
HUB International Ltd., 1st Lien Term Loan B, 3.22% (LIBOR02M+300bps), 4/25/25 (a)	18,750	18,097
HUB International Ltd., 1st Lien Term Loan B, 3.26% (LIBOR03M+300bps), 4/25/25 (a)	7,331,250	7,076,050
iHeartCommunications, Inc., 1st Lien Term Loan B, 3.16% (LIBOR01M+300bps), 5/1/26 (a)	4,962,500	4,698,098
Intelsat Jackson Holdings SA, 6.50% (LIBOR06M+550bps), 7/13/21 (a) (b)	4,172,613	4,238,665
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 8.00% (PRIME+475bps), 11/27/23 (a) (c)	6,750,000	6,773,423
Janus International Group LLC, 1st Lien Term Loan, 4.82% (LIBOR06M+375bps), 2/9/25 (a)	5,902,067	5,739,760
Kindred Healthcare LLC, 1st Lien Term Loan B, 5.19% (LIBOR01M+500bps), 7/2/25 (a)	5,880,000	5,762,400
LABL, Inc., 7/2/26 (b) (d)	6,474,874	6,408,507
LBM Borrower LLC, 4.82% (LIBOR06M+375bps), 8/20/22 (a)	4,749,523	4,744,774

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Leslie's Poolmart, Inc., Term Loan B, 3.66% (LIBOR01M+350bps), 8/16/23 (a)	$5,607,524	$5,484,888
LifePoint Health, Inc., 3.91% (LIBOR01M+375bps), 11/16/25 (a)	2,702,606	2,621,527
LifeScan Global Corp., 1st Lien Term Loan, 7.18% (LIBOR06M+600bps), 6/19/24 (a)	3,159,000	2,972,619
LifeScan Global Corp., 2nd Lien Term Loan, 10.68% (LIBOR06M+950bps), 6/19/25 (a)	2,250,000	1,946,250
Meredith Corp., 5.25% (LIBOR01M+425bps), 1/31/25 (a)	4,987,500	4,900,219
MHI Holdings LLC, 5.16% (LIBOR01M+500bps), 9/20/26 (a)	6,947,500	6,912,763
Mileage Plus Holdings LLC, 6.25% (LIBOR03M+525bps), 6/20/27 (a)	6,000,000	6,093,360
Navicure, Inc., 4.75% (LIBOR01M+400bps), 10/22/26 (a) (b)	6,500,000	6,435,000
Navistar, Inc., 1st Lien Term Loan B, 3.66% (LIBOR01M+350bps), 11/2/24 (a)	4,327,806	4,284,528
nThrive, Inc., 5.50% (LIBOR01M+450bps), 10/20/22 (a)	6,636,381	6,012,561
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 3.41% (LIBOR01M+325bps), 5/22/25 (a)	3,576,304	3,417,159
Packaging Coordinators Midco, Inc., 9/25/27 (b) (d)	4,500,000	4,466,250
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 9.83% (LIBOR06M+875bps), 7/1/24 (a)	4,250,000	4,218,125
PG&E Corp., 5.50% (LIBOR01M+450bps), 6/23/25 (a)	7,980,000	7,807,073
Pluto Acquisition I, Inc., 5.16% (LIBOR01M+500bps), 6/18/26 (a)	5,431,250	5,390,516
Radiology Partners, Inc., 5.99% (LIBOR08M+425bps), 7/9/25 (a)	1,615,161	1,544,902
Radiology Partners, Inc., 5.29% (LIBOR12M+425bps), 7/9/25 (a)	1,384,839	1,324,598
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 2.91% (LIBOR01M+275bps), 2/5/23 (a)	2,313,004	2,282,079
Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 4.50% (LIBOR06M+350bps), 2/15/25 (a)	1,950,000	1,688,778
Robertshaw U.S. Holding Corp., 2nd Lien Term Loan, 9.00% (LIBOR06M+800bps), 2/15/26 (a)	4,000,000	2,370,000
Ryan Specialty Group LLC, 4.00% (LIBOR01M+325bps), 9/1/27, Callable 11/6/20 @ 101 (a)	5,000,000	4,946,900
Sabert Corp.,1st Lien Term Loan B, 5.50% (LIBOR01M+450bps), 11/25/26 (a)	3,980,000	3,907,047
SIWF Holdings, Inc., 5.32% (LIBOR06M+425bps), 6/15/25 (a)	6,894,733	6,613,221
SIWF Holdings, Inc., 9.57% (LIBOR06M+850bps), 5/26/26 (a)	1,500,000	1,272,495
Skymiles Ip, Ltd., 9/16/27 (b) (d)	7,500,000	7,549,575
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 5.91% (LIBOR01M+575bps), 10/1/25 (a)	6,912,500	6,903,859
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25 (a)	5,594,595	5,290,416
Spectacle Gary Holdings LLC, 10/17/25 (b) (d)	405,405	383,364
SRS Distribution, Inc., 5.32% (LIBOR06M+425bps), 5/23/25 (a)	2,481,250	2,437,828
SRS Distribution, Inc., 1st Lien Term Loan B, 4.07% (LIBOR06M+300bps), 5/19/25 (a)	3,920,000	3,809,142
Standard Aero Ltd., 1st Lien Term Loan, 3.81% (LIBOR03M+350bps), 4/6/26 (a)	1,938,462	1,704,470
Station Casinos LLC, 1st Lien Term Loan B1, 2.50% (LIBOR01M+225bps), 2/8/27 (a)	4,483,694	4,277,444
Surgery Center Holdings, Inc., 4.25% (LIBOR01M+325bps), 8/31/24 (a)	4,078,720	3,833,996

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Tailwind Smith Cooper Intermediate Corp., 6.08% (LIBOR06M+500bps), 5/28/26 (a)	$4,950,000	$4,584,938
Tailwind Smith Cooper Intermediate Corp., 10.08% (LIBOR06M+900bps), 5/28/27 (a)	3,000,000	2,395,380
Team Health Holdings, Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 2/6/24 (a)	6,675,769	5,581,677
TecoStar Holdings, Inc., 1st Lien Term Loan B, 4.68% (LIBOR06M+350bps), 4/18/24 (a)	6,772,315	6,615,739
Tenneco, Inc., 1st Lien Term Loan B, 3.16% (LIBOR01M+300bps), 6/18/25 (a)	6,386,250	5,743,666
The Hillman Group, Inc., 1st Lien Term Loan B, 5.07% (LIBOR06M+400bps), 5/31/25 (a)	2,977,157	2,905,616
The Men's Wearhouse, Inc., 1st Lien Term Loan B2, 4.25% (LIBOR01M+325bps), 4/9/25 (a) (b) (c)	6,485,954	1,945,786
Thor Industries, Inc., 1st Lien Term Loan B, 3.94% (LIBOR01M+375bps), 2/1/26 (a)	5,753,496	5,708,561
Titan Acquisition Ltd., 3.36% (LIBOR06M+300bps), 3/28/25 (a)	4,849,730	4,569,368
TransDigm, Inc., 2.41% (LIBOR01M+225bps), 12/9/25 (a)	4,974,938	4,695,097
U.S. Renal Care, Inc., 5.19% (LIBOR01M+500bps), 6/26/26 (a)	5,952,456	5,790,251
Univision Communications, Inc., 4.75% (LIBOR01M+375bps), 3/24/26 (a)	6,015,844	5,846,137
USI, Inc., 1st Lien Term Loan B, 3.31% (LIBOR03M+300bps), 5/16/24 (a)	5,768,168	5,571,070
UTZ Quality Foods LLC, 1st Lien Term Loan, 3.66% (LIBOR01M+350bps), 11/14/24 (a)	4,966,167	4,919,634
Verscend Holding Corp., 4.66% (LIBOR01M+450bps), 8/10/25 (a)	2,902,771	2,870,115
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 4.66% (LIBOR01M+450bps), 6/16/25 (a)	2,932,500	2,884,847
WP CPP Holdings LLC, 1st Lien Term Loan B, 4.50% (LIBOR03M+350bps), 4/30/25 (a)	3,921,746	3,415,841
WP CPP Holdings LLC, 2nd Lien Term Loan, 8.75% (LIBOR03M+775bps), 4/30/26 (a)	2,000,000	1,532,500
Total Senior Secured Loans (Cost $488,996,341)		467,927,306

Corporate Bonds (15.4%)
Communication Services (0.9%):
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 11/2/20 @ 100 (e)	5,000,000	5,010,200

Consumer Discretionary (2.5%):
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (e) (f)	2,500,000	1,300,650
Scientific Games International, Inc.
8.63%, 7/1/25, Callable 7/1/22 @ 104.31 (f)	1,000,000	1,043,580
8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	6,000,000	6,257,880
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (e) (f)	5,000,000	5,571,400
		14,173,510
Energy (0.8%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (e) (f)	4,500,000	4,647,825

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Financials (3.9%):
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (f)	$2,500,000	$2,624,250
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e) (f)	5,000,000	5,262,400
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e) (f)	6,500,000	6,916,845
Wolverine Escrow LLC
9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (f)	4,500,000	3,712,005
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (f)	4,750,000	3,350,318
		21,865,818
Health Care (2.2%):
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (e) (f)	2,000,000	2,039,580
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e) (f)	2,500,000	2,600,025
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (f)	500,000	532,185
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	7,000,000	6,807,430
		11,979,220
Industrials (3.9%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/20 @ 105 (e) (f)	4,000,000	3,765,560
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/9/20 @ 101 (f)	4,000,000	3,715,320
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	4,000,000	4,165,920
Picasso Finance Sub, Inc., 6.13%, 6/15/25, Callable 6/15/22 @ 103.06 (e) (f)	1,000,000	1,077,470
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (e) (f)	3,000,000	3,200,940
WESCO Distribution, Inc., 7.13%, 6/15/25, Callable 6/15/22 @ 103.56 (f)	4,500,000	4,898,790
		20,824,000
Information Technology (0.7%):
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (f)	1,000,000	1,017,630
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	2,500,000	2,646,675
		3,664,305
Materials (0.5%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e) (f)	2,500,000	2,474,225

Total Corporate Bonds (Cost $84,281,681)		84,639,103

Total Investments (Cost $573,278,022) — 100.6%		552,566,409
Liabilities in excess of other assets — (0.6)%		(3,525,098)
NET ASSETS - 100.00%		$549,041,311

(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(b)	Security purchased on a when-issued basis.
(c)	Defaulted security.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $79,628,903 and amounted to 14.5% of net assets.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.5%)
Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22, Callable 11/15/21 @ 100	$121,640	$122,910
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/7/49, Callable 6/5/24 @ 100 (a) (b)	500,000	460,147
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46 (a) (b)	708,099	712,475
CarMax Auto Owner Trust, Series 2018-4, Class A3, 3.36%, 9/15/23, Callable 10/15/22 @ 100	314,000	321,856
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/22/24 (a)	128,788	130,893
Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, 8/22/22, Callable 12/21/21 @ 100	123,211	124,866
Hyundai Auto Receivables Trust, Series 2019-B, Class A4, 2.00%, 4/15/25, Callable 10/15/23 @ 100	400,000	415,603
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48, Callable 5/25/21 @ 100 (a)	294,750	300,957
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94%, 4/22/24, Callable 12/20/22 @ 100	1,296,000	1,327,084
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 1/20/21 @ 100 (a) (b)	500,000	502,465
Total Asset-Backed Securities (Cost $4,477,767)		4,419,256

Collateralized Mortgage Obligations (2.8%)
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50 (b)	590,000	667,950
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50 (b)	250,000	277,902
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45 (b)	527,672	536,747
GS Mortgage Securities Trust, Series 2019-GC42, Class A4, 3.00%, 9/1/52 (b)	690,000	770,787
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a) (b)	500,000	499,583
Total Collateralized Mortgage Obligations (Cost $2,652,797)		2,752,969

Corporate Bonds (56.4%)
Communication Services (6.0%):
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100 (b)	200,000	226,912
Charter Communications Operating LLC/Charter Communications Operating Capital
5.05%, 3/30/29, Callable 12/30/28 @ 100 (b)	750,000	897,548
2.80%, 4/1/31, Callable 1/1/31 @ 100	250,000	259,448
Comcast Corp.
4.15%, 10/15/28, Callable 7/15/28 @ 100 (b)	750,000	903,194
3.97%, 11/1/47, Callable 5/1/47 @ 100	800,000	959,495
T-Mobile USA, Inc.
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (b)	800,000	908,280

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/15/50, Callable 10/15/49 @ 100 (a)	$170,000	$203,167
ViacomCBS, Inc., 4.20%, 5/19/32, Callable 2/19/32 @ 100 (c)	700,000	798,980
Vodafone Group PLC, 4.38%, 2/19/43	650,000	754,026
		5,911,050
Consumer Discretionary (9.9%):
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	1,100,000	1,162,557
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	1,420,000	1,727,061
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (b)	1,250,000	1,315,788
Lowe's Cos., Inc.
4.50%, 4/15/30, Callable 1/15/30 @ 100 (c)	1,500,000	1,855,499
5.13%, 4/15/50, Callable 10/15/49 @ 100	300,000	413,904
Ross Stores, Inc., 4.80%, 4/15/30, Callable 1/15/30 @ 100 (c)	1,000,000	1,216,290
Target Corp.
3.50%, 7/1/24 (b)	750,000	831,188
2.35%, 2/15/30, Callable 11/15/29 @ 100 (b)	1,000,000	1,086,000
		9,608,287
Consumer Staples (9.7%):
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100 (b)	2,350,000	2,865,730
BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29 @ 100 (b)	1,500,000	1,599,330
Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100	1,350,000	1,648,823
Constellation Brands, Inc.
2.88%, 5/1/30, Callable 2/1/30 @ 100 (b) (c)	750,000	807,863
4.10%, 2/15/48, Callable 8/15/47 @ 100 (b)	250,000	288,595
Philip Morris International, Inc., 4.25%, 11/10/44	600,000	720,864
The Kroger Co.
2.20%, 5/1/30, Callable 2/1/30 @ 100 (b)	1,250,000	1,311,025
3.95%, 1/15/50, Callable 7/15/49 @ 100	200,000	234,270
		9,476,500
Energy (6.8%):
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	1,400,000	1,461,557
Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100	400,000	397,528
Marathon Petroleum Corp., 4.50%, 4/1/48, Callable 10/1/47 @ 100 (c)	250,000	252,833
MPLX LP
4.80%, 2/15/29, Callable 11/15/28 @ 100 (c)	1,500,000	1,711,439
5.50%, 2/15/49, Callable 8/15/48 @ 100	100,000	112,500
Noble Energy, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	350,000	397,065
ONEOK, Inc., 3.40%, 9/1/29, Callable 6/1/29 @ 100	1,100,000	1,083,566
Sabine Pass Liquefaction LLC
5.00%, 3/15/27, Callable 9/15/26 @ 100 (b)	500,000	563,735
4.20%, 3/15/28, Callable 9/15/27 @ 100	250,000	271,093
Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100 (b)	500,000	524,525
		6,775,841
Financials (12.1%):
Apollo Management Holdings LP, 4.87%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	585,340
Arch Capital Group Ltd., 3.64%, 6/30/50, Callable 12/30/49 @ 100	900,000	965,952
Citigroup, Inc.
4.08% (LIBOR03M+119bps), 4/23/29, Callable 4/23/28 @ 100 (b) (d)	750,000	864,375
4.65%, 7/23/48, Callable 6/23/48 @ 100	300,000	393,690
CNA Financial Corp., 2.05%, 8/15/30, Callable 5/15/30 @ 100	2,010,000	2,001,577
Credit Suisse Group AG, 3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (b) (d)	2,500,000	2,788,875
General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100	500,000	517,804

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc., 2.55%, 2/4/30, Callable 11/4/29 @ 100 (c)	$600,000	$628,998
Jefferies Group LLC, 2.75%, 10/15/32, Callable 7/15/32 @ 100	1,200,000	1,187,616
Morgan Stanley, 3.95%, 4/23/27	250,000	282,860
Sumitomo Mitsui Financial Group, Inc., 3.20%, 9/17/29 (b)	750,000	812,543
Wells Fargo & Co.
3.07% (SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100 (d)	250,000	260,648
3.90%, 5/1/45	500,000	583,720
		11,873,998
Health Care (3.7%):
Becton Dickinson & Co.
2.82%, 5/20/30, Callable 2/20/30 @ 100	1,700,000	1,835,405
3.79%, 5/20/50, Callable 11/20/49 @ 100	100,000	111,677
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (b)	850,000	919,284
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (b)	750,000	826,058
		3,692,424
Industrials (2.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27 @ 100	1,300,000	1,189,656
The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27 @ 100	800,000	883,464
		2,073,120
Information Technology (2.4%):
Broadcom, Inc.
4.11%, 9/15/28, Callable 6/15/28 @ 100	736,000	822,296
4.75%, 4/15/29, Callable 1/15/29 @ 100	500,000	581,685
KLA Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100 (b)	750,000	899,130
		2,303,111
Materials (1.3%):
WRKCo, Inc.
4.90%, 3/15/29, Callable 12/15/28 @ 100 (b)	700,000	861,119
3.00%, 6/15/33, Callable 3/15/33 @ 100	350,000	380,961
		1,242,080
Real Estate (2.4%):
Mid-America Apartments LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	2,000,000	2,317,620

Total Corporate Bonds (Cost $53,832,689)		55,274,031

Residential Mortgage-Backed Securities (0.3%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 2/20/25 @ 100 (b)	61,538	64,654
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.03%, 10/25/33, Callable 10/25/20 @ 100 (b) (e)	114,159	114,159
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 10/25/20 @ 100 (b)	88,814	91,174
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 7/25/31 @ 100 (b)	1,690	1,680
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.36%, 2/25/35, Callable 10/25/20 @ 100 (b) (e)	18,810	18,810
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 10/25/20 @ 100 (b)	2,327	1,846
Total Residential Mortgage-Backed Securities (Cost $291,371)		292,323

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage-Backed Agencies (0.2%)
Federal National Mortgage Association
Series 2018-M1, Class A2, 3.08%, 12/25/27 (e)	$65,000	$73,690
3.50%, 7/1/43 (b)	71,820	77,788
		151,478
Total U.S. Government Mortgage-Backed Agencies (Cost $135,980)		151,478

U.S. Treasury Obligations (28.4%)
U.S. Treasury Bonds
1.13%, 5/15/40	700,000	690,484
2.25%, 8/15/49	175,000	208,633
2.38%, 11/15/49	190,000	232,542
2.00%, 2/15/50 (b)	690,000	782,395
1.38%, 8/15/50	100,000	98,125
U.S. Treasury Notes
1.25%, 3/31/21	2,000,000	2,011,250
0.13%, 4/30/22 (b)	13,810,000	13,810,000
0.13%, 6/30/22	6,300,000	6,299,754
1.75%, 7/31/24 (b)	850,000	900,270
1.25%, 8/31/24	100,000	104,063
0.25%, 6/30/25	2,050,000	2,049,199
0.63%, 5/15/30	665,000	663,130
Total U.S. Treasury Obligations (Cost $27,790,054)		27,849,845

Exchange-Traded Funds (5.1%)
iShares iBoxx High Yield Corporate Bond ETF	18,000	1,510,200
SPDR Bloomberg Barclays High Yield Bond ETF (c)	15,500	1,616,185
VanEck Vectors Fallen Angel High Yield Bond ETF	63,000	1,873,620
Total Exchange-Traded Funds (Cost $5,010,403)		5,000,005

Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (f)	52,949	52,949
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (f)	827,630	827,630
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (f)	368,203	368,203
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (f)	210,696	210,696
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (f)	947,332	947,332
Total Collateral for Securities Loaned (Cost $2,406,810)		2,406,810

Total Investments (Cost $96,597,871) — 100.2%		98,146,717
Liabilities in excess of other assets — (0.2)%		(225,878)
NET ASSETS - 100.00%		$97,920,839

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $7,092,182 and amounted to 7.2% of net assets.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(e)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(f)	Rate disclosed is the daily yield on September 30, 2020.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2020
(Unaudited)

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	24	12/31/20	$5,300,940	$5,303,062	$2,122
30-Year U.S. Treasury Bond Futures	37	12/21/20	6,551,099	6,522,406	(28,693)
Ultra Long Term U.S. Treasury Bond Futures	22	12/21/20	4,927,396	4,879,875	(47,521)
					$(74,092)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	27	12/21/20	$3,764,612	$3,767,344	$(2,732)
10-Year U.S. Treasury Note Futures	112	12/21/20	17,928,921	17,911,250	17,671
					$14,939

	Total unrealized appreciation				$19,793
	Total unrealized depreciation				(78,946)
	Total net unrealized appreciation (depreciation)				$(59,153)